UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2010

Item 1. Reports to Stockholders

Fidelity®

Low-Priced Stock Fund

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Low-Priced Stock	1.06%
Actual		$ 1,000.00	$ 1,121.70	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class K	.91%
Actual		$ 1,000.00	$ 1,122.30	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	3.3	3.1
Safeway, Inc.	2.1	2.0
Metro, Inc. Class A (sub. vtg.)	1.5	1.4
Oracle Corp.	1.4	1.6
Lincare Holdings, Inc.	1.3	1.0
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.3	1.4
Coventry Health Care, Inc.	1.2	1.4
Next PLC	1.1	1.2
Unum Group	1.1	1.2
Bed Bath & Beyond, Inc.	1.1	2.2
	15.4
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.6	24.3
Information Technology	15.2	15.5
Health Care	14.6	14.2
Consumer Staples	8.7	9.2
Industrials	8.2	7.6
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 89.1%		Stocks 89.2%
	Convertible Securities 0.5%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 10.4%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	33.5%	** Foreign investments	32.5%

Semiannual Report

Investments January 31, 2010

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 1.7%
ASTI Corp. (d)	1,683,000	$ 3,654
Drew Industries, Inc. (a)	700,001	13,020
FCC Co. Ltd.	500,000	9,893
Federal Screw Works (a)(d)	150,000	323
Halla Climate Control Co.	100,000	1,027
Hi-Lex Corp.	1,125,000	10,905
INZI Controls Co. Ltd. (d)	1,516,000	3,918
Johnson Controls, Inc.	9,368,380	260,722
Motonic Corp. (d)	2,057,630	13,227
Murakami Corp. (d)	800,000	6,044
Musashi Seimitsu Industry Co. Ltd.	925,000	20,494
Nippon Seiki Co. Ltd.	2,075,000	22,918
Nissin Kogyo Co. Ltd.	835,000	12,941
Nittan Valve Co. Ltd.	360,000	1,129
Nokian Tyres PLC	100,000	2,418
Piolax, Inc. (d)	965,000	16,570
Samsung Climate Control Co. Ltd.	330,050	1,828
Semperit AG Holding	855,000	32,020
Sewon Precision Industries Co. Ltd.	49,860	2,500
Shoei Co. Ltd.	82,900	902
SJM Co. Ltd. (d)	1,500,000	6,342
Strattec Security Corp. (a)(d)	342,788	6,808
Yachiyo Industry Co. Ltd.	550,000	4,094
Yutaka Giken Co. Ltd. (d)	1,213,100	20,628
		474,325
Automobiles - 0.0%
Glendale International Corp. (a)	348,500	183
Distributors - 0.3%
Doshisha Co. Ltd.	400,000	8,623
Educational Development Corp. (d)	386,892	2,321
Goodfellow, Inc. (d)	857,000	9,289
SPK Corp.	125,000	1,748
Strongco Income Fund (a)(d)	809,962	2,886
Uni-Select, Inc. (d)	1,971,000	54,044
		78,911
Diversified Consumer Services - 1.0%
Career Education Corp. (a)(d)	5,000,000	108,750
Clip Corp. (d)	328,000	2,729
Corinthian Colleges, Inc. (a)(c)	90,000	1,260
Jackson Hewitt Tax Service, Inc. (c)(d)	2,170,050	5,946
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Kyoshin Co. Ltd.	130,000	$ 252
Matthews International Corp. Class A	50,000	1,693
Meiko Network Japan Co. Ltd.	730,000	4,367
Noah Education Holdings Ltd. ADR (c)	329,300	1,340
Regis Corp.	2,500,000	39,825
Shingakukai Co. Ltd.	200,000	667
Shuei Yobiko Co. Ltd.	125,000	681
Steiner Leisure Ltd. (a)(d)	1,680,000	66,931
Step Co. Ltd.	702,000	3,678
Up, Inc. (d)	780,000	4,329
Weight Watchers International, Inc.	675,000	19,481
YBM Sisa.com, Inc.	325,000	2,143
		264,072
Hotels, Restaurants & Leisure - 3.1%
Aeon Fantasy Co. Ltd.	129,900	1,461
ARK Restaurants Corp. (d)	348,804	4,761
Benihana, Inc. (a)(d)	617,055	2,900
Benihana, Inc. Class A (sub. vtg.) (a)	499,286	2,202
Brazil Fast Food Corp. (a)	5,000	24
Brinker International, Inc. (d)	10,247,000	167,231
CEC Entertainment, Inc. (a)(d)	2,275,011	75,508
Chimney Co. Ltd. (d)	909,900	22,417
Darden Restaurants, Inc.	2,600,000	96,096
Flanigan's Enterprises, Inc. (a)	50,357	307
Flight Centre LTD	900,000	15,813
Jack in the Box, Inc. (a)(d)	6,569,000	128,161
McCormick & Schmick's Seafood Restaurants (a)(d)	1,084,777	8,971
Monarch Casino & Resort, Inc. (a)(d)	1,304,962	9,330
Papa John's International, Inc. (a)(d)	2,749,964	64,899
Plenus Co. Ltd. (d)	2,600,000	37,760
Red Robin Gourmet Burgers, Inc. (a)(d)	1,506,503	27,765
Royal Caribbean Cruises Ltd. (a)(c)	2,500,000	65,225
Ruby Tuesday, Inc. (a)(d)	6,372,030	44,031
Ruth's Hospitality Group, Inc. (a)(c)(d)	1,486,311	4,147
Ruth's Hospitality Group, Inc. rights 2/9/10 (a)(c)	1,486,311	194
Sonic Corp. (a)(d)	6,085,000	51,297
Sportscene Group, Inc. Class A (d)	400,000	4,676
St. Marc Holdings Co. Ltd.	466,800	14,143
		849,319
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 2.9%
Abbey PLC (a)(d)	3,400,000	$ 22,822
Barratt Developments PLC (a)(d)	70,000,827	132,868
Bellway PLC (d)	7,525,000	88,654
Blyth, Inc. (d)	888,900	24,969
Chromcraft Revington, Inc. (a)	217,146	510
Craftmade International, Inc. (a)(d)	570,026	1,710
D.R. Horton, Inc. (c)(d)	24,300,000	286,497
Decorator Industries, Inc. (a)(d)	243,515	244
Dorel Industries, Inc. Class B (sub. vtg.)	1,490,000	42,528
Emak SpA	260,000	1,354
Ethan Allen Interiors, Inc.	421,515	6,108
First Juken Co. Ltd.	305,000	2,027
Helen of Troy Ltd. (a)(d)	2,771,371	65,321
Henry Boot PLC (d)	10,774,000	17,209
Hooker Furniture Corp.	100,000	1,271
HTL International Holdings Ltd. (d)	29,655,500	9,279
Intelligent Digital Integrated Security Co., Ltd. (d)	1,001,000	11,661
M/I Homes, Inc. (a)(d)	1,803,400	18,611
Maruzen Co., Ltd. (d)	1,087,000	5,985
P&F Industries, Inc. Class A (a)(d)	361,038	924
Pulte Homes, Inc.	100,000	1,052
Stanley Furniture Co., Inc. (a)(d)	975,354	9,510
Steinhoff International Holdings Ltd.	208,000	532
Tempur-Pedic International, Inc. (a)	2,000,000	49,780
		801,426
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (d)	4,250,000	16,996
PetMed Express, Inc. (c)(d)	2,425,100	44,695
		61,691
Leisure Equipment & Products - 0.3%
Accell Group NV	69,500	3,261
Arctic Cat, Inc. (a)(d)	1,220,380	10,227
Brunswick Corp.	250,000	2,683
Fenix Outdoor AB	17,432	357
Giant Manufacturing Co. Ltd.	1,750,000	4,725
JAKKS Pacific, Inc. (a)(d)	2,793,139	30,725
Marine Products Corp.	1,512,036	7,651
Polaris Industries, Inc.	10,000	442
Pool Corp. (c)	10,000	184
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
RC2 Corp. (a)	376,802	$ 5,415
Trigano SA	100,000	2,125
		67,795
Media - 1.5%
Ascent Media Corp. (a)	645,977	16,647
Astral Media, Inc. Class A (non-vtg.)	2,900,000	91,966
Carrere Group (a)	55,000	0*
Chime Communications PLC (d)	3,770,000	12,450
Harte-Hanks, Inc.	200,000	2,112
Intage, Inc. (d)	1,040,000	17,477
New Frontier Media, Inc. (a)(d)	1,949,400	4,113
Omnicom Group, Inc.	6,250,000	220,625
Proto Corp.	49,200	1,439
Saga Communications, Inc. Class A (a)	375,077	4,914
STW Group Ltd.	2,000,000	1,379
Tow Co. Ltd. (d)	1,198,700	6,560
TVA Group, Inc. Class B (non-vtg.)	2,000,400	25,330
		405,012
Multiline Retail - 1.9%
Dollar Tree, Inc. (a)	1,500,000	74,280
Don Quijote Co. Ltd. (c)	2,800,000	62,936
Family Dollar Stores, Inc.	300,000	9,264
Harvey Norman Holdings Ltd. (c)	14,000,000	45,557
Izumi Co. Ltd.	30,000	366
Next PLC (d)	10,100,000	314,938
Tuesday Morning Corp. (a)(d)	3,615,016	15,798
Zakkaya Bulldog Co. Ltd.	212,500	654
		523,793
Specialty Retail - 7.2%
Abercrombie & Fitch Co. Class A (d)	8,938,343	281,915
Aeropostale, Inc. (a)	1,325,000	43,579
Asbury Automotive Group, Inc. (a)	15,000	166
AutoZone, Inc. (a)	900,000	139,527
bebe Stores, Inc.	1,710,000	10,568
Bed Bath & Beyond, Inc. (a)	7,700,000	297,990
BMTC Group, Inc. Class A (sub. vtg.)	2,984,800	87,230
Brown Shoe Co., Inc.	1,565,012	19,171
Camaieu SA	7,000	1,477
Carphone Warehouse Group PLC	5,000	15
Christopher & Banks Corp.	164,070	1,091
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Esprit Holdings Ltd.	61,482	$ 436
Friedmans, Inc. Class A (a)	1,500,000	0*
Gamestop Corp. Class A (a)(c)	2,300,000	45,471
Glentel, Inc. (d)	910,000	12,357
Group 1 Automotive, Inc. (a)(d)	1,440,000	41,760
Gulliver International Co. Ltd. (c)(d)	1,000,000	58,159
Honeys Co. Ltd. (c)(d)	1,700,000	10,791
Hot Topic, Inc. (a)	1,650,000	9,488
Jos. A. Bank Clothiers, Inc. (a)(c)(d)	1,825,000	76,486
Jumbo SA	6,450,000	67,713
K'S Denki Corp.	30,000	956
Kyoto Kimono Yuzen Co. Ltd.	600,000	5,829
Le Chateau, Inc. Class A (sub. vtg.) (c)	1,982,966	25,629
Leon's Furniture Ltd.	822,300	8,075
Lithia Motors, Inc. Class A (sub. vtg.) (a)	1,997,105	15,577
Macintosh Retail Group NV	110,000	2,010
MarineMax, Inc. (a)(d)	1,295,473	11,698
Mr. Bricolage SA	320,000	5,682
Nafco Co. Ltd.	785,000	13,088
Nishimatsuya Chain Co. Ltd. (d)	6,569,200	56,763
Oriental Watch Holdings Ltd. (d)	20,446,400	4,345
OSIM International Ltd. warrants 6/23/11 (a)	40,626,503	6,934
Pal Co. Ltd. (d)	671,000	13,625
Point, Inc.	25,000	1,435
Reitmans (Canada) Ltd. Class A (non-vtg.)	125,000	1,887
Rex Stores Corp. (a)(d)	1,375,000	20,763
Right On Co. Ltd.	500,000	3,827
RONA, Inc. (a)	425,000	6,204
Ross Stores, Inc. (d)	6,250,000	287,063
SAZABY, Inc.	435,000	5,566
ScS Upholstery PLC (a)	2,400,000	0*
Second Chance Properties Ltd.	9,000,000	1,984
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	65
Sonic Automotive, Inc. Class A (sub. vtg.) (c)	2,800,000	26,740
Super Cheap Auto Group Ltd.	102,149	434
The Buckle, Inc. (c)	679,980	20,631
The Men's Wearhouse, Inc.	1,510,000	30,427
United Arrows Ltd.	210,000	2,003
USS Co. Ltd. (d)	2,000,000	121,414
West Marine, Inc. (a)	200,000	1,678
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Williams-Sonoma, Inc.	3,025,000	$ 57,415
Workman Co. Ltd. (d)	1,241,400	14,852
		1,979,989
Textiles, Apparel & Luxury Goods - 3.2%
Adolfo Dominguez SA	290,000	4,333
Arts Optical International Holdings Ltd.	13,500,000	5,738
Bijou Brigitte Modische Accessoires AG	45,000	8,449
Cherokee, Inc. (c)	219,994	3,531
Columbia Sportswear Co. (c)	400,025	16,553
Delta Apparel, Inc. (a)(d)	859,700	10,935
Folli Follie SA	1,250,000	21,854
Fossil, Inc. (a)(d)	6,661,171	217,487
Gildan Activewear, Inc. (a)(d)	12,000,000	257,327
Hampshire Group Ltd. (a)(d)	920,000	3,220
Handsome Co. Ltd. (d)	2,436,150	30,060
JLM Couture, Inc. (a)(d)	197,100	276
K-Swiss, Inc. Class A	2,679,606	24,331
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	125,000	1,280
Liz Claiborne, Inc. (a)	1,300,000	6,331
Marimekko Oyj	110,000	1,597
Movado Group, Inc. (d)	1,776,500	19,417
Quiksilver, Inc. (a)	2,000,000	4,040
Rocky Brands, Inc. (a)(d)	555,286	4,770
Sanei-International Co. Ltd.	610,000	6,670
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,100,000	86,986
Sun Hing Vision Group Holdings Ltd. (d)	23,400,000	10,308
Ted Baker PLC	250,000	1,969
Texwinca Holdings Ltd.	34,250,000	30,262
Timberland Co. Class A (a)	3,499,962	60,199
Tungtex Holdings Co. Ltd.	12,900,000	2,526
Van de Velde	75,000	3,274
Victory City International Holdings Ltd.	5,500,000	1,289
Volcom, Inc. (a)	500,000	7,885
Youngone Corp.	275,000	2,330
Youngone Holdings Co. Ltd. (d)	810,000	23,764
Yue Yuen Industrial (Holdings) Ltd.	2,000,000	6,234
		885,225
TOTAL CONSUMER DISCRETIONARY		6,391,741
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.7%
Beverages - 1.1%
Baron de Ley SA (a)	219,063	$ 10,319
C&C Group PLC	1,400,000	5,641
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,500,000	233,160
Grupo Continental Sab de CV Series I	2,200,000	5,743
Hansen Natural Corp. (a)	1,500,000	57,675
		312,538
Food & Staples Retailing - 5.1%
Aoki Super Co. Ltd.	50,000	487
Belc Co. Ltd. (d)	2,086,000	19,064
Cosmos Pharmaceutical Corp.	545,000	12,021
Create SD Holdings Co. Ltd. (d)	1,350,000	23,509
CVS Caremark Corp.	2,700,000	87,399
Daikokutenbussan Co. Ltd.	550,000	16,633
Fyffes PLC (Ireland) (d)	28,185,000	17,603
Growell Holdings Co. Ltd. (c)	299,989	6,853
Halows Co. Ltd. (d)	985,300	7,193
Ingles Markets, Inc. Class A	729,860	10,335
Kroger Co.	10,000	214
Majestic Wine PLC	450,016	1,698
Metro, Inc. Class A (sub. vtg.) (c)(d)	10,925,833	399,207
North West Co. Fund	25,000	419
Safeway, Inc. (d)	25,500,000	572,475
San-A Co. Ltd.	375,000	13,460
Shinsegae Food Co. Ltd.	17,000	983
Sligro Food Group NV	1,775,000	53,674
Sundrug Co. Ltd.	500,000	11,277
Village Super Market, Inc. Class A	161,104	4,189
Walgreen Co.	3,000,000	108,150
Yaoko Co. Ltd.	511,800	15,212
		1,382,055
Food Products - 1.6%
American Italian Pasta Co. Class A (a)	430,000	14,732
ARYZTA AG	1,850,000	73,065
Food Empire Holdings Ltd. (d)	52,900,000	12,038
Fresh Del Monte Produce, Inc. (a)(d)	6,355,200	129,201
Global Bio-Chem Technology Group Co. Ltd.	28,000,000	7,826
Greggs PLC	650,000	4,333
Industrias Bachoco SA de CV sponsored ADR	2,300,000	49,450
Kerry Group PLC Class A	100,000	2,963
Nam Yang Dairy Products	11,000	4,599
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Pacific Andes (Holdings) Ltd.	73,000,477	$ 17,131
Pacific Andes (Holdings) Ltd. warrants 7/11/22 (a)	7,208,695	666
Pacific Andes International Holdings Ltd.	48,000,000	9,212
People's Food Holdings Ltd.	35,000,000	18,169
President Rice Products PCL	82,800	514
Rocky Mountain Chocolate Factory, Inc. (d)	592,669	5,156
Samyang Genex Co. Ltd.	145,795	7,989
Select Harvests Ltd.	1,625,000	6,409
Smithfield Foods, Inc. (a)(c)	3,100,030	46,686
Sunjin Co. Ltd. (a)(d)	219,900	6,575
Synear Food Holdings Ltd. (a)	22,000,000	5,163
Timbercorp Ltd. (a)	254,947	0*
United Food Holdings Ltd. (a)	22,400,000	1,115
Yutaka Foods Corp.	275,000	4,155
		427,147
Personal Products - 0.9%
Atrium Innovations, Inc. (a)	10,000	150
Beauty China Holdings Ltd. (a)	200,000	10
CCA Industries, Inc.	139,609	772
Inter Parfums, Inc. (d)	2,200,000	29,282
NBTY, Inc. (a)(d)	4,600,000	204,838
Nutraceutical International Corp. (a)(d)	1,143,504	14,854
Physicians Formula Holdings, Inc. (a)(d)	1,200,534	2,773
Prestige Brands Holdings, Inc. (a)	150,568	1,170
Sarantis SA (Reg.)	225,000	1,261
The Female Health Co.	10,000	55
		255,165
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	210
TOTAL CONSUMER STAPLES		2,377,115
ENERGY - 6.6%
Energy Equipment & Services - 3.2%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	16,120
Basic Energy Services, Inc. (a)(d)	4,050,000	38,030
Bristow Group, Inc. (a)(d)	2,600,000	92,820
CE Franklin Ltd. (a)(d)	1,472,000	9,898
Dawson Geophysical Co. (a)	211,856	4,595
Divestco, Inc. (a)(d)	3,586,000	2,817
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Ensign Energy Services, Inc.	1,000,000	$ 14,047
Farstad Shipping ASA (c)(d)	2,500,000	58,033
Flint Energy Services Ltd. (a)(e)	484,700	5,204
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	100,817
Global Industries Ltd. (a)	2,000,038	13,940
Gulf Island Fabrication, Inc.	88,555	1,546
Hercules Offshore, Inc. (a)	2,200,000	8,580
Hornbeck Offshore Services, Inc. (a)	400,928	8,624
North American Energy Partners, Inc. (a)	5,000	33
Oil States International, Inc. (a)(d)	4,984,108	183,615
Pason Systems, Inc.	800,000	8,604
Peak Energy Services Trust (a)	550,000	139
Precision Drilling Trust	3,500,000	27,266
ProSafe ASA	7,900,000	44,282
Prosafe Production Public Ltd. (a)	7,500,000	14,923
Solstad Offshore ASA (c)	1,285,000	24,669
Superior Well Services, Inc. (a)	375,400	5,943
Total Energy Services, Inc. (d)	2,945,000	19,031
Unit Corp. (a)(d)	3,600,047	163,946
Vantage Drilling Co. (a)	25,000	35
Wenzel Downhole Tools Ltd. (a)	200,000	239
		867,796
Oil, Gas & Consumable Fuels - 3.4%
Adams Resources & Energy, Inc. (d)	421,700	8,856
AOC Holdings, Inc. (d)	5,825,000	35,942
Cimarex Energy Co.	1,799,964	88,576
Cloud Peak Energy, Inc.	10,000	135
ENI SpA	9,300,000	216,137
Frontier Oil Corp.	2,522,308	31,428
Great Eastern Shipping Co. Ltd.	150,000	928
Hankook Shell Oil Co. Ltd. (d)	75,000	7,507
Holly Corp.	100,000	2,610
Mariner Energy, Inc. (a)(e)	1,831,700	26,468
Mariner Energy, Inc. (a)	2,100,000	30,345
Michang Oil Industrial Co. Ltd. (d)	173,900	6,017
National Energy Group, Inc. (a)	548,313	2,111
Oil Search Ltd.	14,000,000	65,116
Pebercan, Inc. (a)	1,150,000	1,108
Petroleum Development Corp. (a)	252,024	5,282
Stone Energy Corp. (a)	130,000	2,072
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,750,000	$ 55,251
Sunoco, Inc.	2,650,000	66,489
Swift Energy Co. (a)(d)	3,500,374	87,719
Tesoro Corp. (c)	4,270,000	53,375
Tsakos Energy Navigation Ltd.	310,000	5,000
USEC, Inc. (a)(c)(d)	8,600,000	34,400
W&T Offshore, Inc. (c)(d)	6,350,000	56,579
World Fuel Services Corp. (c)	2,001,522	48,097
		937,548
TOTAL ENERGY		1,805,344
FINANCIALS - 7.3%
Capital Markets - 0.0%
GFI Group, Inc.	250,000	1,218
Massachusetts Financial Corp. Class A	36,538	339
optionsXpress Holdings, Inc.	10,000	144
TradeStation Group, Inc. (a)	1,250,000	8,838
		10,539
Commercial Banks - 0.7%
Anglo Irish Bank Corp. PLC (a)(c)	9,500,373	1,615
Aozora Bank Ltd. (a)	150,000	191
Bank of the Ozarks, Inc. (c)	299,978	8,888
Cathay General Bancorp (c)(d)	3,250,000	31,135
Center Financial Corp.	350,731	1,669
Codorus Valley Bancorp, Inc.	10,000	57
Columbia Banking Systems, Inc.	10,000	190
Dimeco, Inc.	21,140	761
East West Bancorp, Inc.	4,650,000	76,400
First Bancorp, Puerto Rico (c)(d)	7,300,000	16,644
Intervest Bancshares Corp. Class A (a)	13,229	53
Nara Bancorp, Inc.	40,000	366
National Penn Bancshares, Inc. (c)	1,200,000	7,200
Oriental Financial Group, Inc. (d)	1,380,000	15,704
Pacific Premier Bancorp, Inc. (a)(d)	941,500	3,126
S.Y. Bancorp, Inc.	4,688	99
Smithtown Bancorp, Inc.	8,738	47
Sparebanken More (primary capital certificate)	76,674	2,940
Sparebanken Rogaland (primary capital certificate)	1,061,327	9,090
The First Bancorp, Inc. (c)	9,711	137
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Vestjysk Bank AS (Reg.) (a)	105,600	$ 1,766
W Holding Co., Inc. (c)(d)	252,550	4,773
Wilshire Bancorp, Inc.	200,000	1,842
		184,693
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	10,301
First Cash Financial Services, Inc. (a)	100,000	2,283
Nicholas Financial, Inc.	200,827	1,480
		14,064
Diversified Financial Services - 0.0%
CIT Group, Inc. (a)	120,000	3,818
CIT Group, Inc. contingent value rights 2/10/10 (a)	398,000	64
Korea Information Service, Inc.	10,307	167
Newship Ltd.	2,500	160
Ricoh Leasing Co. Ltd.	10,000	229
		4,438
Insurance - 5.4%
Assurant, Inc.	5,575,000	175,222
Axis Capital Holdings Ltd. (d)	7,720,000	222,336
Employers Holdings, Inc.	630,048	8,336
Endurance Specialty Holdings Ltd.	2,600,000	93,652
FBL Financial Group, Inc. Class A	400,002	7,176
Fidelity National Financial, Inc. Class A	400,000	5,160
First Mercury Financial Corp.	445,000	5,834
Genworth Financial, Inc. Class A (a)	13,800,000	190,992
Hartford Financial Services Group, Inc.	1,000,000	23,990
Lincoln National Corp.	5,175,032	127,202
National Interstate Corp.	875,212	15,754
National Western Life Insurance Co. Class A	148,870	24,191
Protective Life Corp.	1,605,000	27,044
RenaissanceRe Holdings Ltd.	3,100,000	167,958
SeaBright Insurance Holdings, Inc. (a)	20,028	204
Symetra Financial Corp.	100,000	1,285
Tower Group, Inc.	352,000	7,779
Unico American Corp.	37,385	363
Unum Group	15,500,000	303,335
Validus Holdings Ltd.	3,014,877	79,894
		1,487,707
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp.	50,000	$ 413
General Growth Properties, Inc.	304,255	2,830
Kite Realty Group Trust	500,460	1,897
ProLogis Trust	6,660,000	83,916
SL Green Realty Corp.	200,000	9,098
Sunstone Hotel Investors, Inc.	800,000	6,872
VastNed Offices/Industrial NV	100,000	1,682
		106,708
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	235,000	1,247
Relo Holdings Corp.	524,100	7,315
Tejon Ranch Co. (a)(c)	740,120	22,655
		31,217
Thrifts & Mortgage Finance - 0.6%
First Financial Service Corp.	102,373	902
Genworth MI Canada, Inc.	5,800,000	141,840
North Central Bancshares, Inc. (d)	133,861	2,120
Northwest Bancshares, Inc.	900,000	10,539
The PMI Group, Inc. (c)(d)	8,925,000	19,189
WSB Holdings, Inc.	15,564	39
		174,629
TOTAL FINANCIALS		2,013,995
HEALTH CARE - 14.6%
Biotechnology - 0.7%
Amgen, Inc. (a)	3,000,000	175,440
Biogen Idec, Inc. (a)	250,000	13,435
Martek Biosciences (a)	175,000	3,770
Vital BioTech Holdings Ltd. (a)	5,000,000	126
		192,771
Health Care Equipment & Supplies - 1.5%
Atrion Corp.	10,000	1,412
Cooper Companies, Inc.	725,012	25,607
Corin Group PLC	250,000	245
Exactech, Inc. (a)(d)	707,500	11,426
Golden Meditech Co. Ltd. (a)(c)	11,000,000	2,168
Immucor, Inc. (a)	125,000	2,319
Kinetic Concepts, Inc. (a)	2,460,000	101,573
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mani, Inc.	175,000	$ 12,097
Medical Action Industries, Inc. (a)(d)	1,399,980	18,998
Nakanishi, Inc.	271,300	25,005
National Dentex Corp. (a)(d)	565,449	4,699
Prim SA (d)	1,586,042	15,500
Span-America Medical System, Inc.	100,758	1,683
St. Shine Optical Co. Ltd.	1,000,200	6,008
Stryker Corp.	50,000	2,596
Syneron Medical Ltd. (a)(d)	2,235,000	22,171
Techno Medica Co. Ltd.	86	278
Theragenics Corp. (a)(d)	3,304,620	4,395
Top Glove Corp. Bhd	850,000	2,783
Utah Medical Products, Inc. (d)	460,000	12,908
Varian Medical Systems, Inc. (a)	125,000	6,286
Young Innovations, Inc. (d)	767,040	17,634
Zimmer Holdings, Inc. (a)	2,000,000	112,640
		410,431
Health Care Providers & Services - 10.5%
Advocat, Inc. (d)	566,360	3,846
Almost Family, Inc. (a)	160,000	5,818
Amedisys, Inc. (a)(c)	1,375,000	75,556
American HomePatient, Inc. (a)(d)	1,735,000	278
AMERIGROUP Corp. (a)(d)	4,986,967	126,918
AmSurg Corp. (a)(d)	2,353,000	49,672
AS One Corp.	125,000	2,243
Centene Corp. (a)	675,000	12,994
Corvel Corp. (a)	100,054	3,018
Coventry Health Care, Inc. (a)(d)	14,394,006	329,335
Grupo Casa Saba SA de CV sponsored ADR	945,000	18,522
Health Grades, Inc. (a)	350,046	1,519
Health Net, Inc. (a)(d)	6,700,000	162,542
Healthcare Locums PLC	10,000	43
Healthspring, Inc. (a)	2,869,520	49,901
Healthways, Inc. (a)	1,670,000	28,490
Henry Schein, Inc. (a)	150,000	8,108
Hoshiiryou Sanki Co. Ltd.	175,200	3,571
InVentiv Health, Inc. (a)	30,000	461
Japan Medical Dynamic Marketing, Inc.	100,000	276
Kindred Healthcare, Inc. (a)	375,000	6,341
LHC Group, Inc. (a)	130,000	4,003
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)(d)	5,675,920	$ 170,164
Lincare Holdings, Inc. (a)(d)	9,500,000	349,790
Medica Sur SA de CV	33,400	52
MEDNAX, Inc. (a)	100,000	5,686
Molina Healthcare, Inc. (a)(d)	1,450,000	32,263
National Research Corp.	5,000	101
Patterson Companies, Inc. (a)(d)	7,100,000	202,776
Psychemedics Corp.	40,331	311
Psychiatric Solutions, Inc. (a)	275,000	6,064
ResCare, Inc. (a)(d)	1,600,000	14,416
Triple-S Management Corp. (a)	899,471	14,922
U.S. Physical Therapy, Inc. (a)	15,000	235
United Drug PLC:
(Ireland)	7,700,000	23,463
(United Kingdom)	505,800	1,557
UnitedHealth Group, Inc.	27,450,700	905,847
Universal American Financial Corp. (a)	1,910,007	25,518
VCA Antech, Inc. (a)	100,000	2,539
Wellcare Health Plans, Inc. (a)	2,000,000	62,360
WellPoint, Inc. (a)	2,250,000	143,370
Win International Co., Ltd.	187,700	1,058
		2,855,947
Health Care Technology - 0.4%
Arrhythmia Research Technology, Inc. (d)	271,041	1,415
IMS Health, Inc.	5,100,000	110,364
		111,779
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	3,000,000	109,020
eResearchTechnology, Inc. (a)	35,000	215
ICON PLC sponsored ADR (a)	2,100,000	52,164
Medtox Scientific, Inc. (a)	300,043	2,496
Thermo Fisher Scientific, Inc. (a)	1,200,000	55,380
Waters Corp. (a)	100,000	5,698
		224,973
Pharmaceuticals - 0.7%
Bukwang Pharmaceutical Co. Ltd.	20,000	238
Endo Pharmaceuticals Holdings, Inc. (a)	3,250,000	65,358
Forest Laboratories, Inc. (a)	1,600,000	47,424
Fornix Biosciences NV (d)	475,022	5,407
Ildong Pharmaceutical Co. Ltd. (d)	501,013	13,510
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
KunWha Pharmaceutical Co., Ltd. (d)	325,000	$ 3,155
KV Pharmaceutical Co. Class A (a)(c)	4,050,450	13,974
Pacific Pharmaceutical Co. Ltd.	10,000	271
Recordati SpA	2,250,000	16,210
Torii Pharmaceutical Co. Ltd.	620,000	11,676
Whanin Pharmaceutical Co. Ltd. (d)	930,000	10,593
Yuyu Pharma, Inc.	255,000	1,230
		189,046
TOTAL HEALTH CARE		3,984,947
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.9%
Alabama Aircraft Industries, Inc. (a)(d)	245,280	356
CAE, Inc. (d)	14,300,400	114,077
Ceradyne, Inc. (a)	166,112	3,246
LMI Aerospace, Inc. (a)	219,842	2,790
Moog, Inc. Class A (a)(d)	4,149,958	125,246
		245,715
Air Freight & Logistics - 0.3%
Air T, Inc.	119,987	1,248
Dynamex, Inc. (a)	129,283	2,058
Kintetsu World Express, Inc.	500,000	12,823
Pacer International, Inc. (c)(d)	1,825,017	5,475
Sinwa Ltd.	10,000,000	2,702
Yusen Air & Sea Service Co. Ltd. (c)(d)	4,221,500	57,100
		81,406
Airlines - 0.1%
MAIR Holdings, Inc. (a)(d)	2,000,026	0*
Pinnacle Airlines Corp. (a)	799,953	6,088
Republic Airways Holdings, Inc. (a)(d)	2,061,000	10,078
Ryanair Holdings PLC sponsored ADR (a)	25,000	650
SkyWest, Inc.	260,022	3,804
		20,620
Building Products - 0.2%
AAON, Inc.	809,991	16,678
Insteel Industries, Inc.	600,000	5,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Kingspan Group PLC (Ireland) (a)	2,630,000	$ 21,456
Kondotec, Inc. (d)	933,300	5,811
		49,873
Commercial Services & Supplies - 1.1%
AJIS Co. Ltd. (d)	438,500	7,447
Cintas Corp.	3,325,000	83,491
Corporate Express Australia Ltd.	300,000	1,058
Fursys, Inc.	485,360	11,517
Gl Events	30,000	643
HNI Corp. (c)	252,300	6,313
Knoll, Inc. (d)	4,490,000	50,557
Mitie Group PLC	11,350,006	41,368
Moshi Moshi Hotline, Inc.	250,000	4,453
RPS Group PLC	250,000	796
Secom Techno Service Co. Ltd. (d)	1,115,500	30,399
United Stationers, Inc. (a)(d)	1,299,000	70,873
Viad Corp.	15,000	296
VICOM Ltd.	2,306,000	3,804
		313,015
Construction & Engineering - 0.5%
Arcadis NV	1,265,000	28,001
Aveng Ltd.	100,000	466
Chodai Co. Ltd.	100,000	276
Commuture Corp.	550,000	3,217
Daiichi Kensetsu Corp. (d)	1,487,600	10,464
Daimei Telecom Engineering Corp.	50,000	373
Dongyang Express & Construction Corp.	190,040	2,648
EMCOR Group, Inc. (a)	125,000	3,008
Granite Construction, Inc.	50,000	1,544
Hanil Construction Co. Ltd.	50,000	204
Heijmans NV unit (a)	10,000	178
Hyder Consulting PLC	450,000	1,437
Imtech NV	925,000	24,989
Jacobs Engineering Group, Inc. (a)	550,000	20,785
Kaneshita Construction Co. Ltd.	925,000	2,982
KHD Humboldt Wedag International Ltd. (a)	270,000	3,491
Kier Group PLC	30,000	462
Koninklijke BAM Groep NV	1,000,000	9,806
Kyeryong Construction Industrial Co. Ltd. (d)	676,830	11,389
Sanyo Engineering & Construction, Inc.	1,000,000	3,268
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Severfield-Rowen PLC	500,000	$ 1,729
Shinsegae Engineering & Construction Co. Ltd. (d)	314,469	3,528
ShoLodge, Inc. (a)(d)	500,627	30
United Integration Services Co. Ltd.	4,200,000	3,771
Vianini Lavori SpA	150,000	930
		138,976
Electrical Equipment - 0.6%
Aichi Electric Co. Ltd.	1,055,000	2,361
Aros Quality Group AB	45,000	290
AZZ, Inc. (d)	1,110,000	33,389
Belden, Inc.	300,041	6,850
Canare Electric Co. Ltd.	92,000	1,091
Chase Corp. (d)	853,155	10,366
Chiyoda Integre Co. Ltd.	50,000	538
Deswell Industries, Inc. (d)	891,999	3,541
Draka Holding NV (a)(c)	1,000,000	16,949
Fushi Copperweld, Inc. (a)	250,000	2,305
Graphite India Ltd.	900,000	1,679
Hubbell, Inc. Class B	400,000	17,224
Koito Industries Ltd.	200,000	563
Korea Electric Terminal Co. Ltd. (d)	700,000	11,174
Nexans SA	425,000	33,980
PK Cables OY	310,000	3,446
Prysmian SpA	300,000	5,445
Rockwell Automation, Inc.	230,000	11,095
Thomas & Betts Corp. (a)	100,000	3,376
Universal Security Instruments, Inc. (a)(d)	241,255	1,305
Zumtobel AG (a)	20,000	428
		167,395
Industrial Conglomerates - 1.2%
DCC PLC (Ireland) (d)	8,250,000	223,177
Reunert Ltd.	50,000	368
Seaboard Corp.	61,500	75,645
Textron, Inc.	1,000,000	19,530
		318,720
Machinery - 1.3%
Aalberts Industries NV	3,130,000	45,522
Actuant Corp. Class A	100,000	1,677
American Railcar Industries, Inc.	198,384	1,966
Cascade Corp. (d)	1,084,952	31,409
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
CKD Corp. (d)	5,900,000	$ 40,327
Columbus McKinnon Corp. (NY Shares) (a)(d)	1,239,953	16,839
Foremost Income Fund (d)	2,141,103	12,194
Gardner Denver, Inc.	750,000	29,888
Gencor Industries, Inc. (a)	283,103	1,968
Greenbrier Companies, Inc. (d)	1,475,000	12,021
Hardinge, Inc. (d)	606,276	3,159
Hi-P International Ltd.	22,500,000	11,040
Hurco Companies, Inc. (a)(d)	643,998	10,793
Hwacheon Machine Tool Co. Ltd. (d)	205,840	6,270
Ihara Science Corp.	550,000	3,046
Inoue Kinzoku Kogyo Co. Ltd. (d)	1,082,000	4,699
Jaya Holdings Ltd. (d)	70,500,000	30,331
Kyowakogyosyo Co.,Ltd.	75,000	355
Lincoln Electric Holdings, Inc.	120,000	5,860
Miller Industries, Inc. (a)	540,437	6,058
Mueller Industries, Inc.	23,900	588
NACCO Industries, Inc. Class A	607,289	32,684
Nadex Co. Ltd. (d)	500,000	1,772
Nippon Thompson Co. Ltd.	5,000	28
Nitta Corp.	55,000	808
NN, Inc. (a)(d)	1,115,039	4,427
S&T Holdings Co. Ltd.	560,020	7,273
Singamas Container Holdings Ltd. (a)	18,000,631	2,805
Spirax-Sarco Engineering PLC	10,000	200
Takamatsu Machinery Co., Ltd.	105,000	313
Takeuchi Manufacturing Co. Ltd.	270,000	2,967
Terex Corp. (a)	50,000	978
Tocalo Co. Ltd.	140,000	2,429
Trifast PLC (d)	8,520,000	3,173
Trinity Industrial Corp.	466,000	1,657
Twin Disc, Inc. (d)	588,171	5,664
		343,188
Marine - 0.0%
Kirby Corp. (a)	20,000	649
Tokyo Kisen Co. Ltd. (d)	1,000,000	4,431
		5,080
Professional Services - 1.2%
Boardroom Ltd.	715,000	303
CDI Corp.	101,500	1,308
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Clarius Group Ltd. (a)	4,014,492	$ 2,840
Corporate Executive Board Co.	850,000	19,669
CRA International, Inc. (a)(d)	600,045	15,571
en-japan, Inc. (c)	6,100	7,095
Equifax, Inc.	5,135,000	164,320
GFK AG	175,000	6,457
Hays PLC	1,500,000	2,637
LECG Corp. (a)	639,396	1,822
Manpower, Inc.	100,000	5,179
Monster Worldwide, Inc. (a)	1,050,047	16,370
RCM Technologies, Inc. (a)(d)	1,275,663	3,317
SmartPros Ltd. (a)	122,293	383
SR Teleperformance SA	250,000	8,160
Stantec, Inc. (a)(d)	2,550,000	64,197
Synergie SA	125,000	3,262
Temp Holdings Co., Ltd.	200,000	1,644
TrueBlue, Inc. (a)	100,000	1,451
VSE Corp.	145,046	7,349
		333,334
Road & Rail - 0.3%
Alps Logistics Co. Ltd. (d)	1,723,700	16,040
Con-way, Inc.	275,000	7,871
Contrans Group, Inc. Class A	170,000	1,154
Hutech Norin Co. Ltd. (d)	1,043,700	8,082
Japan Logistic Systems Corp.	175,000	446
Sakai Moving Service Co. Ltd. (d)	778,000	16,987
Trancom Co. Ltd. (d)	1,032,400	16,240
Universal Truckload Services, Inc.	474,513	7,991
US 1 Industries, Inc. (a)(d)	1,007,506	877
Vitran Corp., Inc. (a)	110,000	992
Vitran Corp., Inc. (a)(g)	500,000	4,510
		81,190
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	400,000	6,230
BSS Group PLC	5,000	20
Grafton Group PLC unit	6,150,017	22,867
Hanwa Co. Ltd.	350,000	1,295
Houston Wire & Cable Co. (c)	820,000	9,865
KS Energy Services Ltd.	8,922,000	8,121
Misumi Group, Inc.	400,000	6,975
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Otec Corp.	50,000	$ 305
Parker Corp. (d)	2,274,000	3,728
Richelieu Hardware Ltd. (d)	1,100,000	23,763
Senshu Electric Co. Ltd. (d)	1,080,000	10,708
TECHNO ASSOCIE CO., LTD.	75,000	515
Uehara Sei Shoji Co. Ltd.	1,125,000	4,736
Wakita & Co. Ltd.	650,000	2,909
		102,037
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (d)	1,557,000	6,641
Meiko Transportation Co. Ltd.	905,000	7,118
		13,759
TOTAL INDUSTRIALS		2,214,308
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.8%
Bel Fuse, Inc.:
Class A	372,293	6,456
Class B (non-vtg.)	100,033	1,898
Black Box Corp. (d)	1,981,025	54,458
Blonder Tongue Laboratories, Inc. (a)	152,040	161
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(c)	2,252,137	7,252
ClearOne Communications, Inc. (a)(d)	1,000,503	3,002
Cogo Group, Inc. (a)	350,015	2,226
CommScope, Inc. (a)	5,000	136
Comtech Telecommunications Corp. (a)	50,000	1,768
Ditech Networks, Inc. (a)(d)	2,700,666	3,403
NEC Mobiling Ltd.	25,000	655
Nera Telecommunications Ltd.	9,000,000	2,080
NETGEAR, Inc. (a)(d)	3,534,317	72,948
Opnext, Inc. (a)	2,652,231	5,013
Optical Cable Corp. (a)(d)	537,002	1,922
Plantronics, Inc.	27,275	721
SIM Technology Group	41,000,000	6,126
TKH Group NV unit	3,030,000	58,137
		228,362
Computers & Peripherals - 2.0%
ASUSTeK Computer, Inc.	22,000,511	42,673
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Compal Electronics, Inc.	10,100,000	$ 14,092
Datapulse Technology Ltd.	1,500,000	251
Logitech International SA (a)(c)	535,000	8,956
Logitech International SA (Reg.) (a)	7,300,000	123,302
Rimage Corp. (a)(d)	924,534	13,785
Roland DG Corp.	130,000	1,757
Seagate Technology	11,675,000	195,323
Super Micro Computer, Inc. (a)(d)	2,702,287	33,427
TPV Technology Ltd.	52,000,000	32,684
Western Digital Corp. (a)	900,000	34,191
Xyratex Ltd. (a)(d)	2,923,900	40,087
		540,528
Electronic Equipment & Components - 4.3%
A&D Co. Ltd. (a)(c)(d)	1,752,100	6,444
Beijer Electronics AB	40,000	724
CPI International, Inc. (a)	584,261	6,544
Daktronics, Inc. (c)(d)	2,225,100	17,378
Delta Electronics PCL (For. Reg.)	30,000,000	15,818
Diploma PLC	135,000	384
Domino Printing Sciences PLC	50,000	258
Elec & Eltek International Co. Ltd.	550,000	1,012
Elematec Corp. (d)	1,445,000	16,344
Excel Co. Ltd. (d)	909,800	10,361
Foxconn International Holdings Ltd. (a)	3,000,000	3,196
Hon Hai Precision Industry Co. Ltd. (Foxconn)	81,000,993	340,830
Huan Hsin Holdings Ltd. (a)	7,200,000	1,331
Image Sensing Systems, Inc. (a)	50,000	684
Ingram Micro, Inc. Class A (a)	1,000,000	16,900
Insight Enterprises, Inc. (a)	1,830,049	21,064
INTOPS Co. Ltd. (d)	859,900	12,614
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0*
Kingboard Chemical Holdings Ltd.	41,000,000	175,851
Kingboard Chemical Holdings Ltd. rights (a)	2,411,764	0
Kingboard Laminates Holdings Ltd.	9,000,000	6,376
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,120
Measurement Specialties, Inc. (a)	240,310	2,864
Mesa Laboratories, Inc. (d)	317,500	8,255
MOCON, Inc.	7,307	72
Muramoto Electronic Thailand PCL (For. Reg.)	1,574,000	7,778
Nippo Ltd.	400,000	1,967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Orbotech Ltd. (a)(d)	2,449,985	$ 22,197
Renishaw PLC	400,000	3,829
Rofin-Sinar Technologies, Inc. (a)	100,000	2,189
Rotork PLC	10,000	201
ScanSource, Inc. (a)(d)	2,067,123	58,417
SED International Holdings, Inc. (a)(d)	480,000	1,080
Shibaura Electronics Co. Ltd. (d)	608,000	6,284
Sigmatron International, Inc. (a)(d)	381,880	2,257
Sinotronics Holdings Ltd.	22,955,201	1,360
SMART Modular Technologies (WWH), Inc. (a)(d)	6,200,284	37,698
Spectrum Control, Inc. (a)(d)	1,150,049	11,869
SYNNEX Corp. (a)(d)	3,207,670	84,907
Taitron Components, Inc. Class A (sub. vtg.)	359,023	592
Tomen Electronics Corp. (d)	1,492,400	16,748
Tyco Electronics Ltd.	5,300,000	131,864
Venture Corp. Ltd. (d)	19,200,000	115,644
VST Holdings Ltd.	24,000,000	5,193
Winland Electronics, Inc. (a)(d)	337,600	294
Wireless Telecom Group, Inc. (a)(d)	1,767,712	1,379
XAC Automation Corp.	3,800,000	2,675
		1,182,846
Internet Software & Services - 1.1%
AhnLab, Inc.	200,000	4,030
AOL, Inc. (a)	100,000	2,397
Artificial Life, Inc. (a)	50,000	65
DivX, Inc. (a)(d)	1,836,956	10,324
eBay, Inc. (a)	7,800,007	179,556
j2 Global Communications, Inc. (a)(d)	3,763,840	77,309
Jorudan Co. Ltd.	90,500	772
LoopNet, Inc. (a)	501,249	4,702
Perficient, Inc. (a)	1,100,619	10,687
Softbank Technology Corp. (d)	600,000	4,693
UANGEL Corp. (d)	885,590	4,723
United Internet AG (a)	50,000	733
		299,991
IT Services - 2.9%
Accenture PLC Class A	500,000	20,495
Affiliated Computer Services, Inc. Class A (a)	2,000,000	123,040
ALTEN (a)	440,000	12,586
Amdocs Ltd. (a)	8,000,000	228,720
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Argo Graphics, Inc.	280,000	$ 2,972
Broadridge Financial Solutions, Inc.	25,000	543
Calian Technologies Ltd. (d)	768,000	12,368
Computer Services, Inc.	80,000	2,920
CSE Global Ltd. (d)	37,925,000	23,598
EOH Holdings Ltd.	600,000	811
Heartland Payment Systems, Inc. (d)	2,590,023	36,960
HIQ International AB	875,000	3,830
Indra Sistemas SA	2,500,000	54,263
Know IT AB	200,000	1,649
Mastek Ltd.	1,300,000	10,813
Matsushita Electric Works Information Systems Co. Ltd.	260,000	6,625
NeuStar, Inc. Class A (a)	350,000	7,861
Patni Computer Systems Ltd. sponsored ADR	1,950,000	37,382
Rolta India Ltd.	300,000	1,331
SinoCom Software Group Ltd. (d)	68,006,000	8,847
Softcreate Co., Ltd.	55,000	525
Syntel, Inc.	115,131	3,871
Total System Services, Inc. (d)	13,100,606	187,470
		789,480
Office Electronics - 0.0%
Canon Finetech, Inc.	650,000	8,821
Semiconductors & Semiconductor Equipment - 1.0%
Axcelis Technologies, Inc. (a)(d)	10,327,957	15,492
Diodes, Inc. (a)(d)	4,085,000	68,138
ELMOS Semiconductor AG (a)(d)	1,147,638	9,922
Gennum Corp. (d)	2,630,480	11,316
Intest Corp. (a)(d)	909,300	1,328
KEC Corp. (a)	1,000,000	910
KEC Holdings Co. Ltd. (d)	1,749,889	2,491
Kontron AG	25,000	274
Lasertec Corp.	335,000	4,531
Leeno Industrial, Inc.	160,000	1,878
Melexis NV (a)(d)	3,325,000	32,723
Miraial Co. Ltd.	150,000	4,030
Novatek Microelectronics Corp.	800,000	2,360
NVIDIA Corp. (a)	500,000	7,695
Omnivision Technologies, Inc. (a)(d)	3,500,247	45,153
Photronics, Inc. (a)	1,100,010	4,235
Powertech Technology, Inc.	2,500,000	8,017
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Sunplus Technology Co. Ltd. (a)	2,500,000	$ 2,358
Telechips, Inc. (d)	1,056,100	11,118
Trio-Tech International (a)(d)	322,543	1,284
UKC Holdings Corp. (a)(d)	760,000	9,303
Varitronix International Ltd. (d)	32,340,000	10,414
Y. A. C. Co., Ltd.	300,000	2,090
		257,060
Software - 3.1%
ANSYS, Inc. (a)(d)	5,200,000	217,672
Aveva Group PLC	35,000	608
Canon Software, Inc.	35,000	204
Cybernet Systems Co. Ltd. (d)	20,500	8,062
DMX Technologies Group Ltd. (a)	4,000,000	996
DTS Corp.	100,000	966
ebix.com, Inc. (a)(c)	1,260,015	18,245
Epicor Software Corp. (a)	1,625,328	12,466
Exact Holdings NV	655,000	17,195
Fair Isaac Corp.	7,446	163
Geodesic Ltd.	2,426,241	6,791
ICT Automatisering NV (d)	874,000	5,404
Infomedia Ltd.	1,000,000	261
Jack Henry & Associates, Inc.	1,850,384	40,634
Kingdee International Software Group Co. Ltd.	21,500,000	5,317
KSK Co., Ltd.	319,000	2,120
MICROS Systems, Inc. (a)	400,295	11,440
MicroStrategy, Inc. Class A (a)	40,000	3,749
Net 1 UEPS Technologies, Inc. (a)	550,000	9,834
NSD Co. Ltd.	350,000	3,742
Nucleus Software Exports Ltd.	1,050,000	2,863
Oracle Corp.	17,000,000	392,020
Pervasive Software, Inc. (a)(d)	1,150,000	5,888
Progress Software Corp. (a)(d)	2,399,961	67,511
PROS Holdings, Inc. (a)	49,994	397
Springsoft, Inc.	7,499,922	7,977
SWORD Group	99,966	3,943
Vasco Data Security International, Inc. (a)	500,381	3,978
		850,446
TOTAL INFORMATION TECHNOLOGY		4,157,534
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.6%
Chemicals - 2.8%
American Vanguard Corp.	1,052,636	$ 7,990
Aronkasei Co. Ltd.	500,000	2,011
C. Uyemura & Co. Ltd. (d)	625,000	24,787
Core Molding Technologies, Inc. (a)	305,506	913
Cytec Industries, Inc. (d)	4,500,040	167,896
Deepak Fertilisers and Petrochemicals Corp. Ltd.	4,025,000	9,184
Dongbu Fine Chemical Co. Ltd.	100,000	1,294
EcoGreen Fine Chemical Group Ltd. (d)	33,210,000	8,640
Fertilizantes Fosfatados SA (PN) (a)	50,000	495
FMC Corp.	2,000,000	101,880
Fujikura Kasei Co., Ltd. (d)	2,775,000	13,772
Gujarat Narmada Valley Fertilizers Co.	1,757,000	4,523
Gujarat State Fertilizers & Chemicals Ltd.	853,000	4,004
Honshu Chemical Industry Co., Ltd.	551,000	2,344
Innospec, Inc. (d)	2,099,985	20,475
KPC Holdings Corp.	43,478	2,213
Kpx Chemical Co. Ltd.	163,083	6,304
Methanex Corp.	1,125,000	25,145
Miwon Commercial Co. Ltd.	20,850	1,529
Muto Seiko Co. Ltd.	22,200	224
OM Group, Inc. (a)(d)	2,248,000	73,330
PTT Chemical PCL	2,000,000	5,107
SK Kaken Co. Ltd.	200,000	5,716
Soken Chemical & Engineer Co. Ltd. (d)	805,000	11,664
T&K Toka Co. Ltd.	150,000	1,833
Thai Carbon Black PCL (For. Reg.)	9,881,800	5,836
Thai Rayon PCL (For. Reg.)	2,535,000	3,590
Yara International ASA	5,250,000	219,183
Yip's Chemical Holdings Ltd. (d)	34,002,000	27,109
		758,991
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.)	850,700	4,757
Mitani Sekisan Co. Ltd.	755,100	3,354
Titan Cement Co. SA (Reg.)	310,000	8,790
		16,901
Containers & Packaging - 0.3%
Chuoh Pack Industry Co. Ltd.	110,000	695
Kohsoku Corp. (d)	1,410,000	10,075
Silgan Holdings, Inc.	1,300,000	67,405
Starlite Holdings Ltd.	3,000,000	205
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
The Pack Corp. (d)	1,050,000	$ 13,714
Vidrala SA	20,000	542
		92,636
Metals & Mining - 1.4%
Anvil Mining Ltd. (a)	150,000	455
Avocet Mining PLC (a)	1,500,000	2,074
Blue Earth Refineries, Inc.	274,309	274
Carpenter Technology Corp.	500,000	13,400
Commercial Metals Co.	250,000	3,435
Compania de Minas Buenaventura SA sponsored ADR	3,000,000	94,440
Gerdau SA sponsored ADR (c)	7,000,000	94,150
Gulf Resources, Inc. (a)	10,000	95
Horsehead Holding Corp. (a)(d)	2,850,000	27,930
HudBay Minerals, Inc. (a)	6,000,000	67,839
Industrias Penoles SA de CV	2,350,000	43,476
Korea Steel Shapes Co. Ltd.	42,000	1,783
Orosur Mining, Inc. (a)	1,515,000	553
Orvana Minerals Corp. (a)	800,000	801
Pacific Metals Co. Ltd.	750,000	5,018
Samuel Manu-Tech, Inc.	60,000	258
Synalloy Corp.	190,383	1,517
Tohoku Steel Co. Ltd. (d)	595,000	6,321
Tokyo Kohtetsu Co. Ltd.	11,400	57
Tokyo Tekko Co. Ltd. (d)	4,600,000	13,453
Troy Resources NL (c)	291,666	557
Universal Stainless & Alloy Products, Inc. (a)	297,587	5,425
Webco Industries, Inc. (a)	9,122	520
Yamato Kogyo Co. Ltd.	60,000	1,898
		385,729
Paper & Forest Products - 0.0%
Stella-Jones, Inc.	35,000	834
TOTAL MATERIALS		1,255,091
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (d)	1,338,800	64,838
Wireless Telecommunication Services - 0.2%
MobileOne Ltd.	14,000,000	20,608
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Okinawa Cellular Telephone Co.	209	$ 387
SK Telecom Co. Ltd. sponsored ADR	1,900,000	32,927
		53,922
TOTAL TELECOMMUNICATION SERVICES		118,760
UTILITIES - 0.3%
Electric Utilities - 0.0%
Maine & Maritimes Corp.	54,816	1,788
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	4,343
Keiyo Gas Co. Ltd.	460,000	1,982
KyungDong City Gas Co. Ltd.	139,700	5,449
Otaki Gas Co. Ltd.	664,000	3,237
UGI Corp.	10,000	245
		15,256
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,750,000	56,490
Mega First Corp. Bhd	4,668,700	1,969
		58,459
TOTAL UTILITIES		75,503
TOTAL COMMON STOCKS (Cost $19,482,943)		24,394,338
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	69,060
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	$ 3,890
Wells Fargo & Co. 7.50%	2,075	1,951
		5,841
TOTAL CONVERTIBLE PREFERRED STOCKS		74,901
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,101
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Center Financial Corp. 5.00% (g)	6,825	7,797
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	5,640	101
INDUSTRIALS - 0.0%
Machinery - 0.0%
Jungheinrich AG	30,000	616
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	270,000	2,420
TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,035
TOTAL PREFERRED STOCKS (Cost $40,232)		86,936
Convertible Bonds - 0.2%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 37,150	25,986
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	$ 8,170	$ 13,454
TOTAL CONVERTIBLE BONDS (Cost $42,343)		39,440
Money Market Funds - 12.0%
	Shares
Fidelity Cash Central Fund, 0.17% (f)	2,882,579,315	2,882,579
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	395,843,418	395,843
TOTAL MONEY MARKET FUNDS (Cost $3,278,422)		3,278,422
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $22,843,940)		27,799,136
NET OTHER ASSETS - (1.6)%		(427,241)
NET ASSETS - 100%		$ 27,371,895
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,672,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,307,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Center Financial Corp. 5.00%	12/30/09	$ 6,825
Vitran Corp., Inc.	9/17/09	$ 4,534
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,131
Fidelity Securities Lending Cash Central Fund	3,880
Total	$ 7,011
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 10,352	$ -	$ -	$ -	$ 6,444
Abbey PLC	21,806	-	-	-	22,822
Abercrombie & Fitch Co. Class A	248,840	17,083	11,672	3,062	281,915
Adams Resources & Energy, Inc.	6,494	-	-	211	8,856
Advocat, Inc.	1,039	1,128	-	76	3,846
AJIS Co. Ltd.	9,246	-	-	-	7,447
Alabama Aircraft Industries, Inc.	294	-	-	-	356
Alps Logistics Co. Ltd.	14,757	-	-	308	16,040
American HomePatient, Inc.	521	-	-	-	278
AMERIGROUP Corp.	115,872	7,045	-	-	126,918
AmSurg Corp.	48,519	-	-	-	49,672
ANSYS, Inc.	162,552	-	-	-	217,672
AOC Holdings, Inc.	55,113	754	821	-	35,942
Arctic Cat, Inc.	7,518	-	-	-	10,227
ARK Restaurants Corp.	4,444	-	-	436	4,761
Arrhythmia Research Technology, Inc.	$ 959	$ -	$ -	$ -	$ 1,415
ASTI Corp.	4,625	-	-	86	3,654
Atlantic Tele-Network, Inc.	56,136	-	-	536	64,838
Axcelis Technologies, Inc.	5,680	-	-	-	15,492
Axis Capital Holdings Ltd.	219,241	498	-	3,165	222,336
AZZ, Inc.	43,013	-	-	278	33,389
Barratt Developments PLC	83,406	147,796	-	-	132,868
Basic Energy Services, Inc.	27,338	-	-	-	38,030
Bed Bath & Beyond, Inc.	527,181	-	280,008	-	-
Belc Co. Ltd.	15,371	3,069	-	307	19,064
Belluna Co. Ltd.	16,592	983	-	325	16,996
Bellway PLC	92,404	-	-	736	88,654
Benihana, Inc.	4,570	351	-	-	2,900
Black Box Corp.	54,419	-	-	238	54,458
Blyth, Inc.	37,716	-	-	978	24,969
Brinker International, Inc.	143,936	23,428	-	2,120	167,231
Bristow Group, Inc.	86,060	-	-	-	92,820
C. Uyemura & Co. Ltd.	27,085	-	-	-	24,787
CAE, Inc.	92,252	2,830	-	685	114,077
Calian Technologies Ltd.	11,025	1,203	-	815	12,368
Career Education Corp.	119,184	-	4,798	-	108,750
Cascade Corp.	26,527	-	-	22	31,409
Cathay General Bancorp	21,888	7,853	-	56	31,135
CE Franklin Ltd.	4,115	4,112	-	-	9,898
CEC Entertainment, Inc.	66,362	-	-	-	75,508
Chase Corp.	9,914	-	-	171	10,366
Chime Communications PLC	5,413	3,502	-	71	12,450
Chimney Co. Ltd.	15,869	-	-	-	22,417
CKD Corp.	30,753	257	820	184	40,327
ClearOne Communications, Inc.	2,831	-	-	-	3,002
Clip Corp.	2,433	382	-	-	2,729
Columbus McKinnon Corp. (NY Shares)	16,591	1,207	-	-	16,839
Cossette, Inc. (sub. vtg.)	4,865	-	8,053	-	-
Coventry Health Care, Inc.	$ 330,602	$ 404	$ -	$ -	$ 329,335
CRA International, Inc.	9,426	5,699	-	-	15,571
Craftmade International, Inc.	1,664	-	-	-	1,710
Create SD Holdings Co. Ltd.	22,426	6,758	-	-	23,509
CSE Global Ltd.	17,583	266	-	-	23,598
Cybernet Systems Co. Ltd.	8,255	-	-	146	8,062
Cytec Industries, Inc.	118,289	-	7,961	116	167,896
D.R. Horton, Inc.	281,637	-	-	1,823	286,497
Daiichi Kensetsu Corp.	9,650	1,338	-	-	10,464
Daktronics, Inc.	16,132	2,367	-	-	17,378
Dataram Corp.	1,254	-	3,310	-	-
DCC PLC (Ireland)	176,375	-	-	2,912	223,177
Decorator Industries, Inc.	144	-	-	-	244
Delta Apparel, Inc.	7,264	-	-	-	10,935
Deswell Industries, Inc.	2,542	575	-	89	3,541
Diodes, Inc.	75,409	-	-	-	68,138
Ditech Networks, Inc.	4,398	-	987	-	3,403
Divestco, Inc.	2,059	5	-	-	2,817
DivX, Inc.	11,664	-	933	-	10,324
East West Bancorp, Inc.	49,826	-	9,018	102	-
EcoGreen Fine Chemical Group Ltd.	4,831	3,389	-	32	8,640
Edge Petroleum Corp.	1,189	-	273	-	-
Educational Development Corp.	1,685	81	-	56	2,321
Elematec Corp. (formerly known as Takachiho Electric Co. Ltd.)	14,185	2,454	-	130	16,344
ELMOS Semiconductor AG	2,309	4,561	525	-	9,922
EuroBancshares, Inc.	2,304	-	442	-	-
Exactech, Inc.	10,082	-	-	-	11,426
Excel Co. Ltd.	9,703	-	-	139	10,361
Farstad Shipping ASA	49,128	-	-	-	58,033
Federal Screw Works	300	-	-	-	323
First Bancorp, Puerto Rico	22,630	-	-	-	16,644
Food Empire Holdings Ltd.	9,703	1,522	-	-	12,038
Footstar, Inc.	2,036	-	2,074	-	-
Foremost Income Fund	$ 7,797	$ 3,108	$ -	$ 329	$ 12,194
Fornix Biosciences NV	4,739	112	-	367	5,407
Fossil, Inc.	175,455	-	-	-	217,487
Fresh Del Monte Produce, Inc.	136,065	-	-	-	129,201
Fujikura Kasei Co., Ltd.	14,194	534	-	193	13,772
Fyffes PLC (Ireland)	542	16,911	-	44	17,603
Gennum Corp.	7,186	2,659	-	72	11,316
Gildan Activewear, Inc.	200,895	-	1,150	-	257,327
Glentel, Inc.	8,147	2,688	-	345	12,357
Goodfellow, Inc.	5,950	-	-	208	9,289
Greenbrier Companies, Inc.	15,473	-	-	-	12,021
Group 1 Automotive, Inc.	42,717	-	290	-	41,760
Gulliver International Co. Ltd.	61,705	-	3,412	394	58,159
Halows Co. Ltd.	6,208	956	-	-	7,193
Hampshire Group Ltd.	2,530	-	-	-	3,220
Handsome Co. Ltd.	23,610	-	-	348	30,060
Hankook Shell Oil Co. Ltd.	5,465	-	-	268	7,507
Hardinge, Inc.	1,221	1,547	-	5	3,159
Health Net, Inc.	89,298	1,597	-	-	162,542
Heartland Payment Systems, Inc.	20,467	8,075	-	47	36,960
Helen of Troy Ltd.	65,565	-	4,939	-	65,321
Henry Boot PLC	13,230	-	-	215	17,209
Hitachi Systems & Services Ltd.	32,157	-	32,076	-	-
Honeys Co. Ltd.	4,447	8,244	-	-	10,791
Horsehead Holding Corp.	31,001	-	554	-	27,930
HTL International Holdings Ltd.	3,961	916	-	184	9,279
Hurco Companies, Inc.	12,532	32	-	-	10,793
Hutech Norin Co. Ltd.	8,704	-	-	106	8,082
Hwacheon Machine Tool Co. Ltd.	867	4,632	-	132	6,270
ICT Automatisering NV	5,045	-	-	-	5,404
Ildong Pharmaceutical Co. Ltd.	6,725	5,869	-	-	13,510
IMS Health, Inc.	129,000	5,981	130,302	660	-
Innospec, Inc.	25,588	-	483	-	20,475
Inoue Kinzoku Kogyo Co. Ltd.	5,146	-	-	28	4,699
Intage, Inc.	$ 17,393	$ 1,133	$ -	$ -	$ 17,477
Intelligent Digital Integrated Security Co., Ltd.	9,262	2,902	-	200	11,661
Inter Parfums, Inc.	22,946	-	504	146	29,282
Intest Corp.	154	-	-	-	1,328
INTOPS Co. Ltd.	14,523	-	-	246	12,614
INZI Controls Co. Ltd.	4,953	-	-	108	3,918
IPC Holdings Ltd.	89,699	-	97,080	682	-
Isewan Terminal Service Co. Ltd.	7,570	-	-	119	6,641
j2 Global Communications, Inc.	88,810	1,384	-	-	77,309
Jack in the Box, Inc.	138,606	-	-	-	128,161
Jackson Hewitt Tax Service, Inc.	13,008	128	-	-	5,946
JAKKS Pacific, Inc.	32,205	-	-	-	30,725
Jaya Holdings Ltd.	24,076	164	-	-	30,331
JLM Couture, Inc.	112	-	-	-	276
Jos. A. Bank Clothiers, Inc.	66,777	-	-	-	76,486
KEC Holdings Co. Ltd.	1,281	-	75	19	2,491
Knoll, Inc.	20,559	23,774	-	145	50,557
Kohsoku Corp.	8,123	1,468	-	110	10,075
Kondotec, Inc.	3,208	2,600	-	70	5,811
Korea Electric Terminal Co. Ltd.	10,505	-	-	100	11,174
KunWha Pharmaceutical Co., Ltd.	3,535	-	-	139	3,155
Kyeryong Construction Industrial Co. Ltd.	12,046	356	-	187	11,389
LifePoint Hospitals, Inc.	156,996	-	-	-	170,164
Lincare Holdings, Inc.	250,019	-	1,872	-	349,790
M/I Homes, Inc.	23,679	-	-	-	18,611
Maine & Maritimes Corp.	3,625	-	1,608	10	-
MAIR Holdings, Inc.	-*	-	-	-	-*
MarineMax, Inc.	6,700	2,099	-	-	11,698
Maruzen Co., Ltd.	4,077	1,256	-	59	5,985
McCormick & Schmick's Seafood Restaurants	8,396	-	-	-	8,971
Medical Action Industries, Inc.	19,587	-	2,348	-	18,998
Melexis NV	23,391	1,123	-	-	32,723
Mesa Laboratories, Inc.	$ 6,985	$ -	$ -	$ 67	$ 8,255
Metro, Inc. Class A (sub. vtg.)	341,463	865	-	2,369	399,207
Michang Oil Industrial Co. Ltd.	6,770	-	-	261	6,017
Molina Healthcare, Inc.	29,879	2,617	-	-	32,263
Monarch Casino & Resort, Inc.	10,310	1,299	-	-	9,330
Moog, Inc. Class A	105,143	7,375	-	-	125,246
Motonic Corp.	10,610	2,905	-	284	13,227
Movado Group, Inc.	25,368	-	-	-	19,417
Murakami Corp.	4,228	-	-	33	6,044
Nadex Co. Ltd.	2,864	-	-	30	1,772
National Dentex Corp.	3,817	-	-	-	4,699
NBTY, Inc.	167,426	-	913	-	204,838
NCI Building Systems, Inc.	7,909	-	5,757	-	-
NETGEAR, Inc.	60,119	-	-	-	72,948
New Frontier Media, Inc.	4,094	-	-	-	4,113
Next PLC	285,994	1,672	-	3,173	314,938
Nishimatsuya Chain Co. Ltd.	46,042	20,044	-	353	56,763
NN, Inc.	2,638	103	-	-	4,427
North Central Bancshares, Inc.	1,901	-	-	3	2,120
Nutraceutical International Corp.	14,237	-	-	-	14,854
Oil States International, Inc.	135,169	-	-	-	183,615
OM Group, Inc.	74,884	691	-	-	73,330
Omnivision Technologies, Inc.	65,048	-	18,670	-	45,153
Optical Cable Corp.	1,853	-	-	-	1,922
Orbotech Ltd.	26,656	-	-	-	22,197
Oriental Financial Group, Inc.	16,227	2,588	-	84	15,704
Oriental Watch Holdings Ltd.	1,899	2,598	-	115	4,345
Ozeki Co. Ltd.	33,580	-	46,981	-	-
P&F Industries, Inc. Class A	592	-	-	-	924
Pacer International, Inc.	4,526	-	-	-	5,475
Pacific Premier Bancorp, Inc.	526	2,665	-	-	3,126
Pal Co. Ltd.	11,688	1,446	-	-	13,625
Papa John's International, Inc.	$ 69,877	$ -	$ -	$ -	$ 64,899
Parker Corp.	3,621	756	-	30	3,728
Patterson Companies, Inc.	217,335	-	41,871	-	202,776
Pervasive Software, Inc.	9,355	-	3,311	-	5,888
PetMed Express, Inc.	45,008	2	-	485	44,695
Physicians Formula Holdings, Inc.	1,863	133	-	-	2,773
Piolax, Inc.	16,605	-	-	74	16,570
Plenus Co. Ltd.	37,842	-	-	514	37,760
Pomeroy IT Solutions, Inc.	7,337	-	7,975	-	-
Prim SA	4,137	11,495	-	77	15,500
Progress Software Corp.	55,444	-	1,457	-	67,511
RCM Technologies, Inc.	2,870	-	-	-	3,317
Red Robin Gourmet Burgers, Inc.	28,121	65	-	-	27,765
Republic Airways Holdings, Inc.	8,960	1,898	-	-	10,078
ResCare, Inc.	18,744	4,529	-	-	14,416
Rex Stores Corp.	15,400	-	-	-	20,763
Richelieu Hardware Ltd.	20,691	-	641	74	23,763
Rimage Corp.	14,586	786	-	-	13,785
Rocky Brands, Inc.	1,880	447	-	-	4,770
Rocky Mountain Chocolate Factory, Inc.	4,807	-	-	119	5,156
Ross Stores, Inc.	275,563	-	-	1,375	287,063
Ruby Tuesday, Inc.	47,663	-	-	-	44,031
Ruth's Hospitality Group, Inc.	5,826	-	-	-	4,147
Safeway, Inc.	488,394	-	6,912	5,130	572,475
Sakai Moving Service Co. Ltd.	17,803	-	-	198	16,987
ScanSource, Inc.	65,619	1,625	8,607	-	58,417
Secom Techno Service Co. Ltd.	26,189	4,727	-	-	30,399
SED International Holdings, Inc.	384	-	-	-	1,080
Senshu Electric Co. Ltd.	13,812	-	-	109	10,708
Shibaura Electronics Co. Ltd.	5,402	2,148	-	-	6,284
Shinsegae Engineering & Construction Co. Ltd.	$ 3,832	$ -	$ -	$ 112	$ 3,528
ShoLodge, Inc.	250	-	-	-	30
Sigmatron International, Inc.	783	-	-	-	2,257
SinoCom Software Group Ltd.	9,038	-	-	-	8,847
SJM Co. Ltd.	1,154	4,903	-	161	6,342
SMART Modular Technologies (WWH), Inc.	18,371	151	-	-	37,698
Softbank Technology Corp.	3,934	566	-	-	4,693
Soken Chemical & Engineer Co. Ltd.	9,964	-	-	-	11,664
Sonic Corp.	66,979	136	-	-	51,297
Spectrum Control, Inc.	11,297	220	175	-	11,869
Sportscene Group, Inc. Class A	3,809	-	-	96	4,676
Stanley Furniture Co., Inc.	11,825	-	1,013	-	9,510
Stantec, Inc.	64,096	-	-	-	64,197
Steiner Leisure Ltd.	53,273	-	-	-	66,931
Strattec Security Corp.	4,970	-	-	-	6,808
Strongco Income Fund	2,504	257	-	-	2,886
Sun Hing Vision Group Holdings Ltd.	1,783	7,466	-	244	10,308
Sunjin Co. Ltd.	5,108	-	-	-	6,575
Super Micro Computer, Inc.	21,636	-	244	-	33,427
Swift Energy Co.	60,913	9,204	-	-	87,719
Syneron Medical Ltd.	16,480	2,599	-	-	22,171
SYNNEX Corp.	91,162	-	-	-	84,907
Telechips, Inc.	-	11,980	-	136	11,118
The Pack Corp.	6,594	9,360	-	208	13,714
The PMI Group, Inc.	20,528	-	-	-	19,189
Theragenics Corp.	4,131	-	-	-	4,395
Tohoku Steel Co. Ltd.	6,289	-	-	36	6,321
Tokyo Kisen Co. Ltd.	5,316	44	-	-	4,431
Tokyo Tekko Co. Ltd.	-	15,077	-	53	13,453
Tomen Electronics Corp.	17,541	-	-	228	16,748
Total Energy Services, Inc.	10,798	-	-	141	19,031
Total System Services, Inc.	202,290	1,853	13,878	1,911	187,470
Tow Co. Ltd.	$ 2,558	$ 4,442	$ -	$ 173	$ 6,560
Trancom Co. Ltd.	19,915	-	-	-	16,240
Trifast PLC	3,375	219	-	-	3,173
Trio-Tech International	774	-	-	-	1,284
Tuesday Morning Corp.	8,924	6,904	-	-	15,798
Twin Disc, Inc.	3,175	2,395	-	56	5,664
UANGEL Corp.	1,014	3,642	-	105	4,723
UKC Holdings Corp.	-	3,544	-	-	9,303
Uni-Select, Inc.	38,213	8,814	-	366	54,044
Unit Corp.	114,085	-	-	-	163,946
United Stationers, Inc.	60,300	-	-	-	70,873
Universal Security Instruments, Inc.	1,291	-	-	-	1,305
Up, Inc.	4,534	-	-	-	4,329
US 1 Industries, Inc.	630	135	-	-	877
USEC, Inc.	33,282	-	-	-	34,400
USS Co. Ltd.	131,403	-	5,957	1,479	121,414
Utah Medical Products, Inc.	13,110	-	-	214	12,908
Varitronix International Ltd.	10,975	-	-	42	10,414
Venture Corp. Ltd.	92,899	33,476	-	-	115,644
W Holding Co., Inc.	2,696	-	251	-	4,773
W&T Offshore, Inc.	67,347	464	-	380	56,579
Whanin Pharmaceutical Co. Ltd.	8,605	2,164	-	266	10,593
Winland Electronics, Inc.	246	-	-	-	294
Wireless Telecom Group, Inc.	1,202	-	-	-	1,379
Wolverine Tube, Inc.	298	-	98	-	-
Workman Co. Ltd.	10,312	5,423	-	-	14,852
Xyratex Ltd.	17,339	-	-	-	40,087
Yip's Chemical Holdings Ltd.	17,631	1,346	-	1,228	27,109
Young Innovations, Inc.	20,825	-	1,312	63	17,634
Youngone Holdings Co. Ltd.	427	16,044	-	528	23,764
Yusen Air & Sea Service Co. Ltd.	51,282	2,192	-	331	57,100
Yutaka Giken Co. Ltd.	15,251	1,142	-	130	20,628
Total	$ 10,651,407	$ 586,789	$ 774,411	$ 50,340	$ 11,082,366
* Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,460,801	$ 5,642,644	$ 817,909	$ 248
Consumer Staples	2,378,216	2,207,439	170,767	10
Energy	1,805,344	1,346,483	458,861	-
Financials	2,027,633	1,996,678	30,731	224
Health Care	3,985,048	3,922,623	62,425	-
Industrials	2,214,924	1,700,270	514,654	-
Information Technology	4,157,534	3,794,885	362,649	-
Materials	1,257,511	1,024,502	233,009	-
Telecommunication Services	118,760	118,760	-	-
Utilities	75,503	75,503	-	-
Corporate Bonds	39,440	-	39,440	-
Money Market Funds	3,278,422	3,278,422	-	-
Total Investments in Securities:	$ 27,799,136	$ 25,108,209	$ 2,690,445	$ 482
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 435
Total Realized Gain (Loss)	(8)
Total Unrealized Gain (Loss)	(125)
Cost of Purchases	64
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	116
Ending Balance	$ 482
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 94

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.5%
Canada	6.4%
Japan	4.6%
Bermuda	2.7%
United Kingdom	2.3%
Cayman Islands	2.0%
Taiwan	1.6%
Ireland	1.6%
Netherlands	1.4%
Switzerland	1.3%
Norway	1.2%
Korea (South)	1.0%
Others (individually less than 1%)	7.4%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $747,780,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010

Assets
Investment in securities, at value (including securities loaned of $376,349) - See accompanying schedule: Unaffiliated issuers (cost $10,005,906)	$ 13,438,348
Fidelity Central Funds (cost $3,278,422)	3,278,422
Other affiliated issuers (cost $9,559,612)	11,082,366
Total Investments (cost $22,843,940)		$ 27,799,136
Cash		203
Foreign currency held at value (cost $2,946)		2,948
Receivable for investments sold		20,282
Receivable for fund shares sold		57,095
Dividends receivable		15,397
Interest receivable		459
Distributions receivable from Fidelity Central Funds		1,379
Prepaid expenses		98
Other receivables		978
Total assets		27,897,975

Liabilities
Payable for investments purchased	$ 43,101
Payable for fund shares redeemed	61,805
Accrued management fee	19,274
Other affiliated payables	4,317
Other payables and accrued expenses	1,740
Collateral on securities loaned, at value	395,843
Total liabilities		526,080

Net Assets		$ 27,371,895
Net Assets consist of:
Paid in capital		$ 23,235,979
Accumulated net investment loss		(16,230)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(802,278)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,954,424
Net Assets		$ 27,371,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($24,113,041 ÷ 767,435 shares)	$ 31.42

Class K: Net Asset Value, offering price and redemption price per share ($3,258,854 ÷ 103,672 shares)	$ 31.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010

Investment Income
Dividends (including $50,340 earned from other affiliated issuers)		$ 116,601
Interest		1,081
Income from Fidelity Central Funds		7,011
Total income		124,693

Expenses
Management fee Basic fee	$ 80,977
Performance adjustment	29,162
Transfer agent fees	24,919
Accounting and security lending fees	1,079
Custodian fees and expenses	1,566
Independent trustees' compensation	79
Appreciation in deferred trustee compensation account	1
Registration fees	223
Audit	98
Legal	100
Miscellaneous	221
Total expenses before reductions	138,425
Expense reductions	(578)	137,847
Net investment income (loss)		(13,154)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2)	190,360
Other affiliated issuers	(89,812)
Foreign currency transactions	1,284
Capital gain distributions from Fidelity Central Funds	14
Total net realized gain (loss)		101,846
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $438)	2,844,444
Assets and liabilities in foreign currencies	(56)
Total change in net unrealized appreciation (depreciation)		2,844,388
Net gain (loss)		2,946,234
Net increase (decrease) in net assets resulting from operations		$ 2,933,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,154)	$ 142,921
Net realized gain (loss)	101,846	(817,543)
Change in net unrealized appreciation (depreciation)	2,844,388	(3,524,347)
Net increase (decrease) in net assets resulting from operations	2,933,080	(4,198,969)
Distributions to shareholders from net investment income	(107,927)	(138,005)
Distributions to shareholders from net realized gain	(68,658)	(3,208,130)
Total distributions	(176,585)	(3,346,135)
Share transactions - net increase (decrease)	543,405	2,568,888
Redemption fees	1,151	2,626
Total increase (decrease) in net assets	3,301,051	(4,973,590)

Net Assets
Beginning of period	24,070,844	29,044,434
End of period (including accumulated net investment loss of $16,230 and undistributed net investment income of $104,851, respectively)	$ 27,371,895	$ 24,070,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

Six months ended January 31,

Years ended July 31,

2010

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 28.20	$ 37.19	$ 45.38	$ 42.40	$ 42.68	$ 36.18
Income from Investment Operations
Net investment income (loss) D	(.02)	.17	.28	.60 G	.31	.22
Net realized and unrealized gain (loss)	3.44	(4.88)	(4.72)	6.49	2.29	8.49
Total from investment operations	3.42	(4.71)	(4.44)	7.09	2.60	8.71
Distributions from net investment income	(.12)	(.17)	(.57)	(.33)	(.26)	(.12)
Distributions from net realized gain	(.08)	(4.11)	(3.18)	(3.78)	(2.62)	(2.09)
Total distributions	(.20)	(4.28)	(3.75)	(4.11)	(2.88)	(2.21)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 31.42	$ 28.20	$ 37.19	$ 45.38	$ 42.40	$ 42.68
Total Return B, C	12.17%	(13.90)%	(10.50)%	18.22%	6.38%	25.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	.99%	.99%	.97%	.88%	.95%
Expenses net of fee waivers, if any	1.06% A	.99%	.99%	.97%	.88%	.95%
Expenses net of all reductions	1.05% A	.98%	.98%	.96%	.87%	.94%
Net investment income (loss)	(.11)% A	.67%	.68%	1.36% G	.72%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 24,113	$ 21,792	$ 29,044	$ 38,968	$ 35,818	$ 37,565
Portfolio turnover rate F	17% A	31%	36%	11%	26%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.28 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31,

Years ended July 31,

2010

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 28.22	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	- I	.20	.08
Net realized and unrealized gain (loss)	3.44	(4.86)	(3.33)
Total from investment operations	3.44	(4.66)	(3.25)
Distributions from net investment income	(.15)	(.21)	-
Distributions from net realized gain	(.08)	(4.11)	-
Total distributions	(.23)	(4.32)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 31.43	$ 28.22	$ 37.20
Total Return B, C	12.23%	(13.74)%	(8.03)%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	.81%	.88% A
Expenses net of fee waivers, if any	.91% A	.81%	.88% A
Expenses net of all reductions	.91% A	.81%	.88% A
Net investment income (loss)	.03% A	.84%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,258,854	$ 2,278,591	$ 92
Portfolio turnover rate F	17% A	31%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Low-Priced Stock and Class K to eligible shareholders of Low-Priced Stock. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,913,776
Gross unrealized depreciation	(2,961,224)
Net unrealized appreciation (depreciation)	$ 4,952,552

Tax cost	$ 22,846,584

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,947,432 and $2,019,975, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± ..20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Low-Priced Stock, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 24,132.20
Class K	787.06
	$ 24,919

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,880.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $577 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Low-Priced Stock	$ 95,170	$ 136,292
Class K	12,757	1,713
Total	$ 107,927	$ 138,005
From net realized gain
Low-Priced Stock	$ 61,899	$ 3,203,758
Class K	6,759	4,372
Total	$ 68,658	$ 3,208,130

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
Low-Priced Stock
Shares sold	74,437	159,424	$ 2,292,347	$ 3,886,132
Conversion to Class K	(1,382)	(77,716)	(39,745)	(1,857,081)
Reinvestment of distributions	5,011	102,374	151,389	3,240,795
Shares redeemed	(83,331)	(192,378)	(2,574,326)	(4,636,220)
Net increase (decrease)	(5,265)	(8,296)	$ (170,335)	$ 633,626
Class K
Shares sold	29,730	12,795	$ 927,107	$ 300,771
Conversion from Low-Priced Stock	1,381	77,721	39,745	1,857,081
Reinvestment of distributions	646	214	19,516	6,085
Shares redeemed	(8,827)	(9,990)	(272,628)	(228,675)
Net increase (decrease)	22,930	80,740	$ 713,740	$ 1,935,262

A Conversion transactions for Class K and Low-Priced Stock are for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 17, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LPS-USAN-0310
1.789287.107

Fidelity®

Low-Priced Stock Fund -
Class K

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Low-Priced Stock	1.06%
Actual		$ 1,000.00	$ 1,121.70	$ 5.67
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class K	.91%
Actual		$ 1,000.00	$ 1,122.30	$ 4.87
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	3.3	3.1
Safeway, Inc.	2.1	2.0
Metro, Inc. Class A (sub. vtg.)	1.5	1.4
Oracle Corp.	1.4	1.6
Lincare Holdings, Inc.	1.3	1.0
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1.3	1.4
Coventry Health Care, Inc.	1.2	1.4
Next PLC	1.1	1.2
Unum Group	1.1	1.2
Bed Bath & Beyond, Inc.	1.1	2.2
	15.4
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.6	24.3
Information Technology	15.2	15.5
Health Care	14.6	14.2
Consumer Staples	8.7	9.2
Industrials	8.2	7.6
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 89.1%		Stocks 89.2%
	Convertible Securities 0.5%		Convertible Securities 0.7%
	Short-Term Investments and Net Other Assets 10.4%		Short-Term Investments and Net Other Assets 10.1%
* Foreign investments	33.5%	** Foreign investments	32.5%

Semiannual Report

Investments January 31, 2010

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 1.7%
ASTI Corp. (d)	1,683,000	$ 3,654
Drew Industries, Inc. (a)	700,001	13,020
FCC Co. Ltd.	500,000	9,893
Federal Screw Works (a)(d)	150,000	323
Halla Climate Control Co.	100,000	1,027
Hi-Lex Corp.	1,125,000	10,905
INZI Controls Co. Ltd. (d)	1,516,000	3,918
Johnson Controls, Inc.	9,368,380	260,722
Motonic Corp. (d)	2,057,630	13,227
Murakami Corp. (d)	800,000	6,044
Musashi Seimitsu Industry Co. Ltd.	925,000	20,494
Nippon Seiki Co. Ltd.	2,075,000	22,918
Nissin Kogyo Co. Ltd.	835,000	12,941
Nittan Valve Co. Ltd.	360,000	1,129
Nokian Tyres PLC	100,000	2,418
Piolax, Inc. (d)	965,000	16,570
Samsung Climate Control Co. Ltd.	330,050	1,828
Semperit AG Holding	855,000	32,020
Sewon Precision Industries Co. Ltd.	49,860	2,500
Shoei Co. Ltd.	82,900	902
SJM Co. Ltd. (d)	1,500,000	6,342
Strattec Security Corp. (a)(d)	342,788	6,808
Yachiyo Industry Co. Ltd.	550,000	4,094
Yutaka Giken Co. Ltd. (d)	1,213,100	20,628
		474,325
Automobiles - 0.0%
Glendale International Corp. (a)	348,500	183
Distributors - 0.3%
Doshisha Co. Ltd.	400,000	8,623
Educational Development Corp. (d)	386,892	2,321
Goodfellow, Inc. (d)	857,000	9,289
SPK Corp.	125,000	1,748
Strongco Income Fund (a)(d)	809,962	2,886
Uni-Select, Inc. (d)	1,971,000	54,044
		78,911
Diversified Consumer Services - 1.0%
Career Education Corp. (a)(d)	5,000,000	108,750
Clip Corp. (d)	328,000	2,729
Corinthian Colleges, Inc. (a)(c)	90,000	1,260
Jackson Hewitt Tax Service, Inc. (c)(d)	2,170,050	5,946
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Kyoshin Co. Ltd.	130,000	$ 252
Matthews International Corp. Class A	50,000	1,693
Meiko Network Japan Co. Ltd.	730,000	4,367
Noah Education Holdings Ltd. ADR (c)	329,300	1,340
Regis Corp.	2,500,000	39,825
Shingakukai Co. Ltd.	200,000	667
Shuei Yobiko Co. Ltd.	125,000	681
Steiner Leisure Ltd. (a)(d)	1,680,000	66,931
Step Co. Ltd.	702,000	3,678
Up, Inc. (d)	780,000	4,329
Weight Watchers International, Inc.	675,000	19,481
YBM Sisa.com, Inc.	325,000	2,143
		264,072
Hotels, Restaurants & Leisure - 3.1%
Aeon Fantasy Co. Ltd.	129,900	1,461
ARK Restaurants Corp. (d)	348,804	4,761
Benihana, Inc. (a)(d)	617,055	2,900
Benihana, Inc. Class A (sub. vtg.) (a)	499,286	2,202
Brazil Fast Food Corp. (a)	5,000	24
Brinker International, Inc. (d)	10,247,000	167,231
CEC Entertainment, Inc. (a)(d)	2,275,011	75,508
Chimney Co. Ltd. (d)	909,900	22,417
Darden Restaurants, Inc.	2,600,000	96,096
Flanigan's Enterprises, Inc. (a)	50,357	307
Flight Centre LTD	900,000	15,813
Jack in the Box, Inc. (a)(d)	6,569,000	128,161
McCormick & Schmick's Seafood Restaurants (a)(d)	1,084,777	8,971
Monarch Casino & Resort, Inc. (a)(d)	1,304,962	9,330
Papa John's International, Inc. (a)(d)	2,749,964	64,899
Plenus Co. Ltd. (d)	2,600,000	37,760
Red Robin Gourmet Burgers, Inc. (a)(d)	1,506,503	27,765
Royal Caribbean Cruises Ltd. (a)(c)	2,500,000	65,225
Ruby Tuesday, Inc. (a)(d)	6,372,030	44,031
Ruth's Hospitality Group, Inc. (a)(c)(d)	1,486,311	4,147
Ruth's Hospitality Group, Inc. rights 2/9/10 (a)(c)	1,486,311	194
Sonic Corp. (a)(d)	6,085,000	51,297
Sportscene Group, Inc. Class A (d)	400,000	4,676
St. Marc Holdings Co. Ltd.	466,800	14,143
		849,319
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 2.9%
Abbey PLC (a)(d)	3,400,000	$ 22,822
Barratt Developments PLC (a)(d)	70,000,827	132,868
Bellway PLC (d)	7,525,000	88,654
Blyth, Inc. (d)	888,900	24,969
Chromcraft Revington, Inc. (a)	217,146	510
Craftmade International, Inc. (a)(d)	570,026	1,710
D.R. Horton, Inc. (c)(d)	24,300,000	286,497
Decorator Industries, Inc. (a)(d)	243,515	244
Dorel Industries, Inc. Class B (sub. vtg.)	1,490,000	42,528
Emak SpA	260,000	1,354
Ethan Allen Interiors, Inc.	421,515	6,108
First Juken Co. Ltd.	305,000	2,027
Helen of Troy Ltd. (a)(d)	2,771,371	65,321
Henry Boot PLC (d)	10,774,000	17,209
Hooker Furniture Corp.	100,000	1,271
HTL International Holdings Ltd. (d)	29,655,500	9,279
Intelligent Digital Integrated Security Co., Ltd. (d)	1,001,000	11,661
M/I Homes, Inc. (a)(d)	1,803,400	18,611
Maruzen Co., Ltd. (d)	1,087,000	5,985
P&F Industries, Inc. Class A (a)(d)	361,038	924
Pulte Homes, Inc.	100,000	1,052
Stanley Furniture Co., Inc. (a)(d)	975,354	9,510
Steinhoff International Holdings Ltd.	208,000	532
Tempur-Pedic International, Inc. (a)	2,000,000	49,780
		801,426
Internet & Catalog Retail - 0.2%
Belluna Co. Ltd. (d)	4,250,000	16,996
PetMed Express, Inc. (c)(d)	2,425,100	44,695
		61,691
Leisure Equipment & Products - 0.3%
Accell Group NV	69,500	3,261
Arctic Cat, Inc. (a)(d)	1,220,380	10,227
Brunswick Corp.	250,000	2,683
Fenix Outdoor AB	17,432	357
Giant Manufacturing Co. Ltd.	1,750,000	4,725
JAKKS Pacific, Inc. (a)(d)	2,793,139	30,725
Marine Products Corp.	1,512,036	7,651
Polaris Industries, Inc.	10,000	442
Pool Corp. (c)	10,000	184
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
RC2 Corp. (a)	376,802	$ 5,415
Trigano SA	100,000	2,125
		67,795
Media - 1.5%
Ascent Media Corp. (a)	645,977	16,647
Astral Media, Inc. Class A (non-vtg.)	2,900,000	91,966
Carrere Group (a)	55,000	0*
Chime Communications PLC (d)	3,770,000	12,450
Harte-Hanks, Inc.	200,000	2,112
Intage, Inc. (d)	1,040,000	17,477
New Frontier Media, Inc. (a)(d)	1,949,400	4,113
Omnicom Group, Inc.	6,250,000	220,625
Proto Corp.	49,200	1,439
Saga Communications, Inc. Class A (a)	375,077	4,914
STW Group Ltd.	2,000,000	1,379
Tow Co. Ltd. (d)	1,198,700	6,560
TVA Group, Inc. Class B (non-vtg.)	2,000,400	25,330
		405,012
Multiline Retail - 1.9%
Dollar Tree, Inc. (a)	1,500,000	74,280
Don Quijote Co. Ltd. (c)	2,800,000	62,936
Family Dollar Stores, Inc.	300,000	9,264
Harvey Norman Holdings Ltd. (c)	14,000,000	45,557
Izumi Co. Ltd.	30,000	366
Next PLC (d)	10,100,000	314,938
Tuesday Morning Corp. (a)(d)	3,615,016	15,798
Zakkaya Bulldog Co. Ltd.	212,500	654
		523,793
Specialty Retail - 7.2%
Abercrombie & Fitch Co. Class A (d)	8,938,343	281,915
Aeropostale, Inc. (a)	1,325,000	43,579
Asbury Automotive Group, Inc. (a)	15,000	166
AutoZone, Inc. (a)	900,000	139,527
bebe Stores, Inc.	1,710,000	10,568
Bed Bath & Beyond, Inc. (a)	7,700,000	297,990
BMTC Group, Inc. Class A (sub. vtg.)	2,984,800	87,230
Brown Shoe Co., Inc.	1,565,012	19,171
Camaieu SA	7,000	1,477
Carphone Warehouse Group PLC	5,000	15
Christopher & Banks Corp.	164,070	1,091
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Esprit Holdings Ltd.	61,482	$ 436
Friedmans, Inc. Class A (a)	1,500,000	0*
Gamestop Corp. Class A (a)(c)	2,300,000	45,471
Glentel, Inc. (d)	910,000	12,357
Group 1 Automotive, Inc. (a)(d)	1,440,000	41,760
Gulliver International Co. Ltd. (c)(d)	1,000,000	58,159
Honeys Co. Ltd. (c)(d)	1,700,000	10,791
Hot Topic, Inc. (a)	1,650,000	9,488
Jos. A. Bank Clothiers, Inc. (a)(c)(d)	1,825,000	76,486
Jumbo SA	6,450,000	67,713
K'S Denki Corp.	30,000	956
Kyoto Kimono Yuzen Co. Ltd.	600,000	5,829
Le Chateau, Inc. Class A (sub. vtg.) (c)	1,982,966	25,629
Leon's Furniture Ltd.	822,300	8,075
Lithia Motors, Inc. Class A (sub. vtg.) (a)	1,997,105	15,577
Macintosh Retail Group NV	110,000	2,010
MarineMax, Inc. (a)(d)	1,295,473	11,698
Mr. Bricolage SA	320,000	5,682
Nafco Co. Ltd.	785,000	13,088
Nishimatsuya Chain Co. Ltd. (d)	6,569,200	56,763
Oriental Watch Holdings Ltd. (d)	20,446,400	4,345
OSIM International Ltd. warrants 6/23/11 (a)	40,626,503	6,934
Pal Co. Ltd. (d)	671,000	13,625
Point, Inc.	25,000	1,435
Reitmans (Canada) Ltd. Class A (non-vtg.)	125,000	1,887
Rex Stores Corp. (a)(d)	1,375,000	20,763
Right On Co. Ltd.	500,000	3,827
RONA, Inc. (a)	425,000	6,204
Ross Stores, Inc. (d)	6,250,000	287,063
SAZABY, Inc.	435,000	5,566
ScS Upholstery PLC (a)	2,400,000	0*
Second Chance Properties Ltd.	9,000,000	1,984
Second Chance Properties Ltd. warrants 9/27/13 (a)	3,062,500	65
Sonic Automotive, Inc. Class A (sub. vtg.) (c)	2,800,000	26,740
Super Cheap Auto Group Ltd.	102,149	434
The Buckle, Inc. (c)	679,980	20,631
The Men's Wearhouse, Inc.	1,510,000	30,427
United Arrows Ltd.	210,000	2,003
USS Co. Ltd. (d)	2,000,000	121,414
West Marine, Inc. (a)	200,000	1,678
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Williams-Sonoma, Inc.	3,025,000	$ 57,415
Workman Co. Ltd. (d)	1,241,400	14,852
		1,979,989
Textiles, Apparel & Luxury Goods - 3.2%
Adolfo Dominguez SA	290,000	4,333
Arts Optical International Holdings Ltd.	13,500,000	5,738
Bijou Brigitte Modische Accessoires AG	45,000	8,449
Cherokee, Inc. (c)	219,994	3,531
Columbia Sportswear Co. (c)	400,025	16,553
Delta Apparel, Inc. (a)(d)	859,700	10,935
Folli Follie SA	1,250,000	21,854
Fossil, Inc. (a)(d)	6,661,171	217,487
Gildan Activewear, Inc. (a)(d)	12,000,000	257,327
Hampshire Group Ltd. (a)(d)	920,000	3,220
Handsome Co. Ltd. (d)	2,436,150	30,060
JLM Couture, Inc. (a)(d)	197,100	276
K-Swiss, Inc. Class A	2,679,606	24,331
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	125,000	1,280
Liz Claiborne, Inc. (a)	1,300,000	6,331
Marimekko Oyj	110,000	1,597
Movado Group, Inc. (d)	1,776,500	19,417
Quiksilver, Inc. (a)	2,000,000	4,040
Rocky Brands, Inc. (a)(d)	555,286	4,770
Sanei-International Co. Ltd.	610,000	6,670
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,100,000	86,986
Sun Hing Vision Group Holdings Ltd. (d)	23,400,000	10,308
Ted Baker PLC	250,000	1,969
Texwinca Holdings Ltd.	34,250,000	30,262
Timberland Co. Class A (a)	3,499,962	60,199
Tungtex Holdings Co. Ltd.	12,900,000	2,526
Van de Velde	75,000	3,274
Victory City International Holdings Ltd.	5,500,000	1,289
Volcom, Inc. (a)	500,000	7,885
Youngone Corp.	275,000	2,330
Youngone Holdings Co. Ltd. (d)	810,000	23,764
Yue Yuen Industrial (Holdings) Ltd.	2,000,000	6,234
		885,225
TOTAL CONSUMER DISCRETIONARY		6,391,741
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.7%
Beverages - 1.1%
Baron de Ley SA (a)	219,063	$ 10,319
C&C Group PLC	1,400,000	5,641
Constellation Brands, Inc. Class A (sub. vtg.) (a)	14,500,000	233,160
Grupo Continental Sab de CV Series I	2,200,000	5,743
Hansen Natural Corp. (a)	1,500,000	57,675
		312,538
Food & Staples Retailing - 5.1%
Aoki Super Co. Ltd.	50,000	487
Belc Co. Ltd. (d)	2,086,000	19,064
Cosmos Pharmaceutical Corp.	545,000	12,021
Create SD Holdings Co. Ltd. (d)	1,350,000	23,509
CVS Caremark Corp.	2,700,000	87,399
Daikokutenbussan Co. Ltd.	550,000	16,633
Fyffes PLC (Ireland) (d)	28,185,000	17,603
Growell Holdings Co. Ltd. (c)	299,989	6,853
Halows Co. Ltd. (d)	985,300	7,193
Ingles Markets, Inc. Class A	729,860	10,335
Kroger Co.	10,000	214
Majestic Wine PLC	450,016	1,698
Metro, Inc. Class A (sub. vtg.) (c)(d)	10,925,833	399,207
North West Co. Fund	25,000	419
Safeway, Inc. (d)	25,500,000	572,475
San-A Co. Ltd.	375,000	13,460
Shinsegae Food Co. Ltd.	17,000	983
Sligro Food Group NV	1,775,000	53,674
Sundrug Co. Ltd.	500,000	11,277
Village Super Market, Inc. Class A	161,104	4,189
Walgreen Co.	3,000,000	108,150
Yaoko Co. Ltd.	511,800	15,212
		1,382,055
Food Products - 1.6%
American Italian Pasta Co. Class A (a)	430,000	14,732
ARYZTA AG	1,850,000	73,065
Food Empire Holdings Ltd. (d)	52,900,000	12,038
Fresh Del Monte Produce, Inc. (a)(d)	6,355,200	129,201
Global Bio-Chem Technology Group Co. Ltd.	28,000,000	7,826
Greggs PLC	650,000	4,333
Industrias Bachoco SA de CV sponsored ADR	2,300,000	49,450
Kerry Group PLC Class A	100,000	2,963
Nam Yang Dairy Products	11,000	4,599
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Pacific Andes (Holdings) Ltd.	73,000,477	$ 17,131
Pacific Andes (Holdings) Ltd. warrants 7/11/22 (a)	7,208,695	666
Pacific Andes International Holdings Ltd.	48,000,000	9,212
People's Food Holdings Ltd.	35,000,000	18,169
President Rice Products PCL	82,800	514
Rocky Mountain Chocolate Factory, Inc. (d)	592,669	5,156
Samyang Genex Co. Ltd.	145,795	7,989
Select Harvests Ltd.	1,625,000	6,409
Smithfield Foods, Inc. (a)(c)	3,100,030	46,686
Sunjin Co. Ltd. (a)(d)	219,900	6,575
Synear Food Holdings Ltd. (a)	22,000,000	5,163
Timbercorp Ltd. (a)	254,947	0*
United Food Holdings Ltd. (a)	22,400,000	1,115
Yutaka Foods Corp.	275,000	4,155
		427,147
Personal Products - 0.9%
Atrium Innovations, Inc. (a)	10,000	150
Beauty China Holdings Ltd. (a)	200,000	10
CCA Industries, Inc.	139,609	772
Inter Parfums, Inc. (d)	2,200,000	29,282
NBTY, Inc. (a)(d)	4,600,000	204,838
Nutraceutical International Corp. (a)(d)	1,143,504	14,854
Physicians Formula Holdings, Inc. (a)(d)	1,200,534	2,773
Prestige Brands Holdings, Inc. (a)	150,568	1,170
Sarantis SA (Reg.)	225,000	1,261
The Female Health Co.	10,000	55
		255,165
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	210
TOTAL CONSUMER STAPLES		2,377,115
ENERGY - 6.6%
Energy Equipment & Services - 3.2%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	16,120
Basic Energy Services, Inc. (a)(d)	4,050,000	38,030
Bristow Group, Inc. (a)(d)	2,600,000	92,820
CE Franklin Ltd. (a)(d)	1,472,000	9,898
Dawson Geophysical Co. (a)	211,856	4,595
Divestco, Inc. (a)(d)	3,586,000	2,817
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Ensign Energy Services, Inc.	1,000,000	$ 14,047
Farstad Shipping ASA (c)(d)	2,500,000	58,033
Flint Energy Services Ltd. (a)(e)	484,700	5,204
Fugro NV (Certificaten Van Aandelen) unit	1,700,027	100,817
Global Industries Ltd. (a)	2,000,038	13,940
Gulf Island Fabrication, Inc.	88,555	1,546
Hercules Offshore, Inc. (a)	2,200,000	8,580
Hornbeck Offshore Services, Inc. (a)	400,928	8,624
North American Energy Partners, Inc. (a)	5,000	33
Oil States International, Inc. (a)(d)	4,984,108	183,615
Pason Systems, Inc.	800,000	8,604
Peak Energy Services Trust (a)	550,000	139
Precision Drilling Trust	3,500,000	27,266
ProSafe ASA	7,900,000	44,282
Prosafe Production Public Ltd. (a)	7,500,000	14,923
Solstad Offshore ASA (c)	1,285,000	24,669
Superior Well Services, Inc. (a)	375,400	5,943
Total Energy Services, Inc. (d)	2,945,000	19,031
Unit Corp. (a)(d)	3,600,047	163,946
Vantage Drilling Co. (a)	25,000	35
Wenzel Downhole Tools Ltd. (a)	200,000	239
		867,796
Oil, Gas & Consumable Fuels - 3.4%
Adams Resources & Energy, Inc. (d)	421,700	8,856
AOC Holdings, Inc. (d)	5,825,000	35,942
Cimarex Energy Co.	1,799,964	88,576
Cloud Peak Energy, Inc.	10,000	135
ENI SpA	9,300,000	216,137
Frontier Oil Corp.	2,522,308	31,428
Great Eastern Shipping Co. Ltd.	150,000	928
Hankook Shell Oil Co. Ltd. (d)	75,000	7,507
Holly Corp.	100,000	2,610
Mariner Energy, Inc. (a)(e)	1,831,700	26,468
Mariner Energy, Inc. (a)	2,100,000	30,345
Michang Oil Industrial Co. Ltd. (d)	173,900	6,017
National Energy Group, Inc. (a)	548,313	2,111
Oil Search Ltd.	14,000,000	65,116
Pebercan, Inc. (a)	1,150,000	1,108
Petroleum Development Corp. (a)	252,024	5,282
Stone Energy Corp. (a)	130,000	2,072
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	1,750,000	$ 55,251
Sunoco, Inc.	2,650,000	66,489
Swift Energy Co. (a)(d)	3,500,374	87,719
Tesoro Corp. (c)	4,270,000	53,375
Tsakos Energy Navigation Ltd.	310,000	5,000
USEC, Inc. (a)(c)(d)	8,600,000	34,400
W&T Offshore, Inc. (c)(d)	6,350,000	56,579
World Fuel Services Corp. (c)	2,001,522	48,097
		937,548
TOTAL ENERGY		1,805,344
FINANCIALS - 7.3%
Capital Markets - 0.0%
GFI Group, Inc.	250,000	1,218
Massachusetts Financial Corp. Class A	36,538	339
optionsXpress Holdings, Inc.	10,000	144
TradeStation Group, Inc. (a)	1,250,000	8,838
		10,539
Commercial Banks - 0.7%
Anglo Irish Bank Corp. PLC (a)(c)	9,500,373	1,615
Aozora Bank Ltd. (a)	150,000	191
Bank of the Ozarks, Inc. (c)	299,978	8,888
Cathay General Bancorp (c)(d)	3,250,000	31,135
Center Financial Corp.	350,731	1,669
Codorus Valley Bancorp, Inc.	10,000	57
Columbia Banking Systems, Inc.	10,000	190
Dimeco, Inc.	21,140	761
East West Bancorp, Inc.	4,650,000	76,400
First Bancorp, Puerto Rico (c)(d)	7,300,000	16,644
Intervest Bancshares Corp. Class A (a)	13,229	53
Nara Bancorp, Inc.	40,000	366
National Penn Bancshares, Inc. (c)	1,200,000	7,200
Oriental Financial Group, Inc. (d)	1,380,000	15,704
Pacific Premier Bancorp, Inc. (a)(d)	941,500	3,126
S.Y. Bancorp, Inc.	4,688	99
Smithtown Bancorp, Inc.	8,738	47
Sparebanken More (primary capital certificate)	76,674	2,940
Sparebanken Rogaland (primary capital certificate)	1,061,327	9,090
The First Bancorp, Inc. (c)	9,711	137
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Vestjysk Bank AS (Reg.) (a)	105,600	$ 1,766
W Holding Co., Inc. (c)(d)	252,550	4,773
Wilshire Bancorp, Inc.	200,000	1,842
		184,693
Consumer Finance - 0.1%
Aeon Credit Service (Asia) Co. Ltd.	12,400,000	10,301
First Cash Financial Services, Inc. (a)	100,000	2,283
Nicholas Financial, Inc.	200,827	1,480
		14,064
Diversified Financial Services - 0.0%
CIT Group, Inc. (a)	120,000	3,818
CIT Group, Inc. contingent value rights 2/10/10 (a)	398,000	64
Korea Information Service, Inc.	10,307	167
Newship Ltd.	2,500	160
Ricoh Leasing Co. Ltd.	10,000	229
		4,438
Insurance - 5.4%
Assurant, Inc.	5,575,000	175,222
Axis Capital Holdings Ltd. (d)	7,720,000	222,336
Employers Holdings, Inc.	630,048	8,336
Endurance Specialty Holdings Ltd.	2,600,000	93,652
FBL Financial Group, Inc. Class A	400,002	7,176
Fidelity National Financial, Inc. Class A	400,000	5,160
First Mercury Financial Corp.	445,000	5,834
Genworth Financial, Inc. Class A (a)	13,800,000	190,992
Hartford Financial Services Group, Inc.	1,000,000	23,990
Lincoln National Corp.	5,175,032	127,202
National Interstate Corp.	875,212	15,754
National Western Life Insurance Co. Class A	148,870	24,191
Protective Life Corp.	1,605,000	27,044
RenaissanceRe Holdings Ltd.	3,100,000	167,958
SeaBright Insurance Holdings, Inc. (a)	20,028	204
Symetra Financial Corp.	100,000	1,285
Tower Group, Inc.	352,000	7,779
Unico American Corp.	37,385	363
Unum Group	15,500,000	303,335
Validus Holdings Ltd.	3,014,877	79,894
		1,487,707
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
Developers Diversified Realty Corp.	50,000	$ 413
General Growth Properties, Inc.	304,255	2,830
Kite Realty Group Trust	500,460	1,897
ProLogis Trust	6,660,000	83,916
SL Green Realty Corp.	200,000	9,098
Sunstone Hotel Investors, Inc.	800,000	6,872
VastNed Offices/Industrial NV	100,000	1,682
		106,708
Real Estate Management & Development - 0.1%
Airport Facilities Co. Ltd.	235,000	1,247
Relo Holdings Corp.	524,100	7,315
Tejon Ranch Co. (a)(c)	740,120	22,655
		31,217
Thrifts & Mortgage Finance - 0.6%
First Financial Service Corp.	102,373	902
Genworth MI Canada, Inc.	5,800,000	141,840
North Central Bancshares, Inc. (d)	133,861	2,120
Northwest Bancshares, Inc.	900,000	10,539
The PMI Group, Inc. (c)(d)	8,925,000	19,189
WSB Holdings, Inc.	15,564	39
		174,629
TOTAL FINANCIALS		2,013,995
HEALTH CARE - 14.6%
Biotechnology - 0.7%
Amgen, Inc. (a)	3,000,000	175,440
Biogen Idec, Inc. (a)	250,000	13,435
Martek Biosciences (a)	175,000	3,770
Vital BioTech Holdings Ltd. (a)	5,000,000	126
		192,771
Health Care Equipment & Supplies - 1.5%
Atrion Corp.	10,000	1,412
Cooper Companies, Inc.	725,012	25,607
Corin Group PLC	250,000	245
Exactech, Inc. (a)(d)	707,500	11,426
Golden Meditech Co. Ltd. (a)(c)	11,000,000	2,168
Immucor, Inc. (a)	125,000	2,319
Kinetic Concepts, Inc. (a)	2,460,000	101,573
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mani, Inc.	175,000	$ 12,097
Medical Action Industries, Inc. (a)(d)	1,399,980	18,998
Nakanishi, Inc.	271,300	25,005
National Dentex Corp. (a)(d)	565,449	4,699
Prim SA (d)	1,586,042	15,500
Span-America Medical System, Inc.	100,758	1,683
St. Shine Optical Co. Ltd.	1,000,200	6,008
Stryker Corp.	50,000	2,596
Syneron Medical Ltd. (a)(d)	2,235,000	22,171
Techno Medica Co. Ltd.	86	278
Theragenics Corp. (a)(d)	3,304,620	4,395
Top Glove Corp. Bhd	850,000	2,783
Utah Medical Products, Inc. (d)	460,000	12,908
Varian Medical Systems, Inc. (a)	125,000	6,286
Young Innovations, Inc. (d)	767,040	17,634
Zimmer Holdings, Inc. (a)	2,000,000	112,640
		410,431
Health Care Providers & Services - 10.5%
Advocat, Inc. (d)	566,360	3,846
Almost Family, Inc. (a)	160,000	5,818
Amedisys, Inc. (a)(c)	1,375,000	75,556
American HomePatient, Inc. (a)(d)	1,735,000	278
AMERIGROUP Corp. (a)(d)	4,986,967	126,918
AmSurg Corp. (a)(d)	2,353,000	49,672
AS One Corp.	125,000	2,243
Centene Corp. (a)	675,000	12,994
Corvel Corp. (a)	100,054	3,018
Coventry Health Care, Inc. (a)(d)	14,394,006	329,335
Grupo Casa Saba SA de CV sponsored ADR	945,000	18,522
Health Grades, Inc. (a)	350,046	1,519
Health Net, Inc. (a)(d)	6,700,000	162,542
Healthcare Locums PLC	10,000	43
Healthspring, Inc. (a)	2,869,520	49,901
Healthways, Inc. (a)	1,670,000	28,490
Henry Schein, Inc. (a)	150,000	8,108
Hoshiiryou Sanki Co. Ltd.	175,200	3,571
InVentiv Health, Inc. (a)	30,000	461
Japan Medical Dynamic Marketing, Inc.	100,000	276
Kindred Healthcare, Inc. (a)	375,000	6,341
LHC Group, Inc. (a)	130,000	4,003
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
LifePoint Hospitals, Inc. (a)(d)	5,675,920	$ 170,164
Lincare Holdings, Inc. (a)(d)	9,500,000	349,790
Medica Sur SA de CV	33,400	52
MEDNAX, Inc. (a)	100,000	5,686
Molina Healthcare, Inc. (a)(d)	1,450,000	32,263
National Research Corp.	5,000	101
Patterson Companies, Inc. (a)(d)	7,100,000	202,776
Psychemedics Corp.	40,331	311
Psychiatric Solutions, Inc. (a)	275,000	6,064
ResCare, Inc. (a)(d)	1,600,000	14,416
Triple-S Management Corp. (a)	899,471	14,922
U.S. Physical Therapy, Inc. (a)	15,000	235
United Drug PLC:
(Ireland)	7,700,000	23,463
(United Kingdom)	505,800	1,557
UnitedHealth Group, Inc.	27,450,700	905,847
Universal American Financial Corp. (a)	1,910,007	25,518
VCA Antech, Inc. (a)	100,000	2,539
Wellcare Health Plans, Inc. (a)	2,000,000	62,360
WellPoint, Inc. (a)	2,250,000	143,370
Win International Co., Ltd.	187,700	1,058
		2,855,947
Health Care Technology - 0.4%
Arrhythmia Research Technology, Inc. (d)	271,041	1,415
IMS Health, Inc.	5,100,000	110,364
		111,779
Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc. (a)	3,000,000	109,020
eResearchTechnology, Inc. (a)	35,000	215
ICON PLC sponsored ADR (a)	2,100,000	52,164
Medtox Scientific, Inc. (a)	300,043	2,496
Thermo Fisher Scientific, Inc. (a)	1,200,000	55,380
Waters Corp. (a)	100,000	5,698
		224,973
Pharmaceuticals - 0.7%
Bukwang Pharmaceutical Co. Ltd.	20,000	238
Endo Pharmaceuticals Holdings, Inc. (a)	3,250,000	65,358
Forest Laboratories, Inc. (a)	1,600,000	47,424
Fornix Biosciences NV (d)	475,022	5,407
Ildong Pharmaceutical Co. Ltd. (d)	501,013	13,510
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
KunWha Pharmaceutical Co., Ltd. (d)	325,000	$ 3,155
KV Pharmaceutical Co. Class A (a)(c)	4,050,450	13,974
Pacific Pharmaceutical Co. Ltd.	10,000	271
Recordati SpA	2,250,000	16,210
Torii Pharmaceutical Co. Ltd.	620,000	11,676
Whanin Pharmaceutical Co. Ltd. (d)	930,000	10,593
Yuyu Pharma, Inc.	255,000	1,230
		189,046
TOTAL HEALTH CARE		3,984,947
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.9%
Alabama Aircraft Industries, Inc. (a)(d)	245,280	356
CAE, Inc. (d)	14,300,400	114,077
Ceradyne, Inc. (a)	166,112	3,246
LMI Aerospace, Inc. (a)	219,842	2,790
Moog, Inc. Class A (a)(d)	4,149,958	125,246
		245,715
Air Freight & Logistics - 0.3%
Air T, Inc.	119,987	1,248
Dynamex, Inc. (a)	129,283	2,058
Kintetsu World Express, Inc.	500,000	12,823
Pacer International, Inc. (c)(d)	1,825,017	5,475
Sinwa Ltd.	10,000,000	2,702
Yusen Air & Sea Service Co. Ltd. (c)(d)	4,221,500	57,100
		81,406
Airlines - 0.1%
MAIR Holdings, Inc. (a)(d)	2,000,026	0*
Pinnacle Airlines Corp. (a)	799,953	6,088
Republic Airways Holdings, Inc. (a)(d)	2,061,000	10,078
Ryanair Holdings PLC sponsored ADR (a)	25,000	650
SkyWest, Inc.	260,022	3,804
		20,620
Building Products - 0.2%
AAON, Inc.	809,991	16,678
Insteel Industries, Inc.	600,000	5,928
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Kingspan Group PLC (Ireland) (a)	2,630,000	$ 21,456
Kondotec, Inc. (d)	933,300	5,811
		49,873
Commercial Services & Supplies - 1.1%
AJIS Co. Ltd. (d)	438,500	7,447
Cintas Corp.	3,325,000	83,491
Corporate Express Australia Ltd.	300,000	1,058
Fursys, Inc.	485,360	11,517
Gl Events	30,000	643
HNI Corp. (c)	252,300	6,313
Knoll, Inc. (d)	4,490,000	50,557
Mitie Group PLC	11,350,006	41,368
Moshi Moshi Hotline, Inc.	250,000	4,453
RPS Group PLC	250,000	796
Secom Techno Service Co. Ltd. (d)	1,115,500	30,399
United Stationers, Inc. (a)(d)	1,299,000	70,873
Viad Corp.	15,000	296
VICOM Ltd.	2,306,000	3,804
		313,015
Construction & Engineering - 0.5%
Arcadis NV	1,265,000	28,001
Aveng Ltd.	100,000	466
Chodai Co. Ltd.	100,000	276
Commuture Corp.	550,000	3,217
Daiichi Kensetsu Corp. (d)	1,487,600	10,464
Daimei Telecom Engineering Corp.	50,000	373
Dongyang Express & Construction Corp.	190,040	2,648
EMCOR Group, Inc. (a)	125,000	3,008
Granite Construction, Inc.	50,000	1,544
Hanil Construction Co. Ltd.	50,000	204
Heijmans NV unit (a)	10,000	178
Hyder Consulting PLC	450,000	1,437
Imtech NV	925,000	24,989
Jacobs Engineering Group, Inc. (a)	550,000	20,785
Kaneshita Construction Co. Ltd.	925,000	2,982
KHD Humboldt Wedag International Ltd. (a)	270,000	3,491
Kier Group PLC	30,000	462
Koninklijke BAM Groep NV	1,000,000	9,806
Kyeryong Construction Industrial Co. Ltd. (d)	676,830	11,389
Sanyo Engineering & Construction, Inc.	1,000,000	3,268
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Severfield-Rowen PLC	500,000	$ 1,729
Shinsegae Engineering & Construction Co. Ltd. (d)	314,469	3,528
ShoLodge, Inc. (a)(d)	500,627	30
United Integration Services Co. Ltd.	4,200,000	3,771
Vianini Lavori SpA	150,000	930
		138,976
Electrical Equipment - 0.6%
Aichi Electric Co. Ltd.	1,055,000	2,361
Aros Quality Group AB	45,000	290
AZZ, Inc. (d)	1,110,000	33,389
Belden, Inc.	300,041	6,850
Canare Electric Co. Ltd.	92,000	1,091
Chase Corp. (d)	853,155	10,366
Chiyoda Integre Co. Ltd.	50,000	538
Deswell Industries, Inc. (d)	891,999	3,541
Draka Holding NV (a)(c)	1,000,000	16,949
Fushi Copperweld, Inc. (a)	250,000	2,305
Graphite India Ltd.	900,000	1,679
Hubbell, Inc. Class B	400,000	17,224
Koito Industries Ltd.	200,000	563
Korea Electric Terminal Co. Ltd. (d)	700,000	11,174
Nexans SA	425,000	33,980
PK Cables OY	310,000	3,446
Prysmian SpA	300,000	5,445
Rockwell Automation, Inc.	230,000	11,095
Thomas & Betts Corp. (a)	100,000	3,376
Universal Security Instruments, Inc. (a)(d)	241,255	1,305
Zumtobel AG (a)	20,000	428
		167,395
Industrial Conglomerates - 1.2%
DCC PLC (Ireland) (d)	8,250,000	223,177
Reunert Ltd.	50,000	368
Seaboard Corp.	61,500	75,645
Textron, Inc.	1,000,000	19,530
		318,720
Machinery - 1.3%
Aalberts Industries NV	3,130,000	45,522
Actuant Corp. Class A	100,000	1,677
American Railcar Industries, Inc.	198,384	1,966
Cascade Corp. (d)	1,084,952	31,409
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
CKD Corp. (d)	5,900,000	$ 40,327
Columbus McKinnon Corp. (NY Shares) (a)(d)	1,239,953	16,839
Foremost Income Fund (d)	2,141,103	12,194
Gardner Denver, Inc.	750,000	29,888
Gencor Industries, Inc. (a)	283,103	1,968
Greenbrier Companies, Inc. (d)	1,475,000	12,021
Hardinge, Inc. (d)	606,276	3,159
Hi-P International Ltd.	22,500,000	11,040
Hurco Companies, Inc. (a)(d)	643,998	10,793
Hwacheon Machine Tool Co. Ltd. (d)	205,840	6,270
Ihara Science Corp.	550,000	3,046
Inoue Kinzoku Kogyo Co. Ltd. (d)	1,082,000	4,699
Jaya Holdings Ltd. (d)	70,500,000	30,331
Kyowakogyosyo Co.,Ltd.	75,000	355
Lincoln Electric Holdings, Inc.	120,000	5,860
Miller Industries, Inc. (a)	540,437	6,058
Mueller Industries, Inc.	23,900	588
NACCO Industries, Inc. Class A	607,289	32,684
Nadex Co. Ltd. (d)	500,000	1,772
Nippon Thompson Co. Ltd.	5,000	28
Nitta Corp.	55,000	808
NN, Inc. (a)(d)	1,115,039	4,427
S&T Holdings Co. Ltd.	560,020	7,273
Singamas Container Holdings Ltd. (a)	18,000,631	2,805
Spirax-Sarco Engineering PLC	10,000	200
Takamatsu Machinery Co., Ltd.	105,000	313
Takeuchi Manufacturing Co. Ltd.	270,000	2,967
Terex Corp. (a)	50,000	978
Tocalo Co. Ltd.	140,000	2,429
Trifast PLC (d)	8,520,000	3,173
Trinity Industrial Corp.	466,000	1,657
Twin Disc, Inc. (d)	588,171	5,664
		343,188
Marine - 0.0%
Kirby Corp. (a)	20,000	649
Tokyo Kisen Co. Ltd. (d)	1,000,000	4,431
		5,080
Professional Services - 1.2%
Boardroom Ltd.	715,000	303
CDI Corp.	101,500	1,308
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Clarius Group Ltd. (a)	4,014,492	$ 2,840
Corporate Executive Board Co.	850,000	19,669
CRA International, Inc. (a)(d)	600,045	15,571
en-japan, Inc. (c)	6,100	7,095
Equifax, Inc.	5,135,000	164,320
GFK AG	175,000	6,457
Hays PLC	1,500,000	2,637
LECG Corp. (a)	639,396	1,822
Manpower, Inc.	100,000	5,179
Monster Worldwide, Inc. (a)	1,050,047	16,370
RCM Technologies, Inc. (a)(d)	1,275,663	3,317
SmartPros Ltd. (a)	122,293	383
SR Teleperformance SA	250,000	8,160
Stantec, Inc. (a)(d)	2,550,000	64,197
Synergie SA	125,000	3,262
Temp Holdings Co., Ltd.	200,000	1,644
TrueBlue, Inc. (a)	100,000	1,451
VSE Corp.	145,046	7,349
		333,334
Road & Rail - 0.3%
Alps Logistics Co. Ltd. (d)	1,723,700	16,040
Con-way, Inc.	275,000	7,871
Contrans Group, Inc. Class A	170,000	1,154
Hutech Norin Co. Ltd. (d)	1,043,700	8,082
Japan Logistic Systems Corp.	175,000	446
Sakai Moving Service Co. Ltd. (d)	778,000	16,987
Trancom Co. Ltd. (d)	1,032,400	16,240
Universal Truckload Services, Inc.	474,513	7,991
US 1 Industries, Inc. (a)(d)	1,007,506	877
Vitran Corp., Inc. (a)	110,000	992
Vitran Corp., Inc. (a)(g)	500,000	4,510
		81,190
Trading Companies & Distributors - 0.4%
AddTech AB (B Shares)	400,000	6,230
BSS Group PLC	5,000	20
Grafton Group PLC unit	6,150,017	22,867
Hanwa Co. Ltd.	350,000	1,295
Houston Wire & Cable Co. (c)	820,000	9,865
KS Energy Services Ltd.	8,922,000	8,121
Misumi Group, Inc.	400,000	6,975
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Otec Corp.	50,000	$ 305
Parker Corp. (d)	2,274,000	3,728
Richelieu Hardware Ltd. (d)	1,100,000	23,763
Senshu Electric Co. Ltd. (d)	1,080,000	10,708
TECHNO ASSOCIE CO., LTD.	75,000	515
Uehara Sei Shoji Co. Ltd.	1,125,000	4,736
Wakita & Co. Ltd.	650,000	2,909
		102,037
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (d)	1,557,000	6,641
Meiko Transportation Co. Ltd.	905,000	7,118
		13,759
TOTAL INDUSTRIALS		2,214,308
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.8%
Bel Fuse, Inc.:
Class A	372,293	6,456
Class B (non-vtg.)	100,033	1,898
Black Box Corp. (d)	1,981,025	54,458
Blonder Tongue Laboratories, Inc. (a)	152,040	161
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(c)	2,252,137	7,252
ClearOne Communications, Inc. (a)(d)	1,000,503	3,002
Cogo Group, Inc. (a)	350,015	2,226
CommScope, Inc. (a)	5,000	136
Comtech Telecommunications Corp. (a)	50,000	1,768
Ditech Networks, Inc. (a)(d)	2,700,666	3,403
NEC Mobiling Ltd.	25,000	655
Nera Telecommunications Ltd.	9,000,000	2,080
NETGEAR, Inc. (a)(d)	3,534,317	72,948
Opnext, Inc. (a)	2,652,231	5,013
Optical Cable Corp. (a)(d)	537,002	1,922
Plantronics, Inc.	27,275	721
SIM Technology Group	41,000,000	6,126
TKH Group NV unit	3,030,000	58,137
		228,362
Computers & Peripherals - 2.0%
ASUSTeK Computer, Inc.	22,000,511	42,673
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Compal Electronics, Inc.	10,100,000	$ 14,092
Datapulse Technology Ltd.	1,500,000	251
Logitech International SA (a)(c)	535,000	8,956
Logitech International SA (Reg.) (a)	7,300,000	123,302
Rimage Corp. (a)(d)	924,534	13,785
Roland DG Corp.	130,000	1,757
Seagate Technology	11,675,000	195,323
Super Micro Computer, Inc. (a)(d)	2,702,287	33,427
TPV Technology Ltd.	52,000,000	32,684
Western Digital Corp. (a)	900,000	34,191
Xyratex Ltd. (a)(d)	2,923,900	40,087
		540,528
Electronic Equipment & Components - 4.3%
A&D Co. Ltd. (a)(c)(d)	1,752,100	6,444
Beijer Electronics AB	40,000	724
CPI International, Inc. (a)	584,261	6,544
Daktronics, Inc. (c)(d)	2,225,100	17,378
Delta Electronics PCL (For. Reg.)	30,000,000	15,818
Diploma PLC	135,000	384
Domino Printing Sciences PLC	50,000	258
Elec & Eltek International Co. Ltd.	550,000	1,012
Elematec Corp. (d)	1,445,000	16,344
Excel Co. Ltd. (d)	909,800	10,361
Foxconn International Holdings Ltd. (a)	3,000,000	3,196
Hon Hai Precision Industry Co. Ltd. (Foxconn)	81,000,993	340,830
Huan Hsin Holdings Ltd. (a)	7,200,000	1,331
Image Sensing Systems, Inc. (a)	50,000	684
Ingram Micro, Inc. Class A (a)	1,000,000	16,900
Insight Enterprises, Inc. (a)	1,830,049	21,064
INTOPS Co. Ltd. (d)	859,900	12,614
Jurong Technologies Industrial Corp. Ltd. (a)	29,873,347	0*
Kingboard Chemical Holdings Ltd.	41,000,000	175,851
Kingboard Chemical Holdings Ltd. rights (a)	2,411,764	0
Kingboard Laminates Holdings Ltd.	9,000,000	6,376
KITAGAWA INDUSTRIES CO., LTD.	100,000	1,120
Measurement Specialties, Inc. (a)	240,310	2,864
Mesa Laboratories, Inc. (d)	317,500	8,255
MOCON, Inc.	7,307	72
Muramoto Electronic Thailand PCL (For. Reg.)	1,574,000	7,778
Nippo Ltd.	400,000	1,967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Orbotech Ltd. (a)(d)	2,449,985	$ 22,197
Renishaw PLC	400,000	3,829
Rofin-Sinar Technologies, Inc. (a)	100,000	2,189
Rotork PLC	10,000	201
ScanSource, Inc. (a)(d)	2,067,123	58,417
SED International Holdings, Inc. (a)(d)	480,000	1,080
Shibaura Electronics Co. Ltd. (d)	608,000	6,284
Sigmatron International, Inc. (a)(d)	381,880	2,257
Sinotronics Holdings Ltd.	22,955,201	1,360
SMART Modular Technologies (WWH), Inc. (a)(d)	6,200,284	37,698
Spectrum Control, Inc. (a)(d)	1,150,049	11,869
SYNNEX Corp. (a)(d)	3,207,670	84,907
Taitron Components, Inc. Class A (sub. vtg.)	359,023	592
Tomen Electronics Corp. (d)	1,492,400	16,748
Tyco Electronics Ltd.	5,300,000	131,864
Venture Corp. Ltd. (d)	19,200,000	115,644
VST Holdings Ltd.	24,000,000	5,193
Winland Electronics, Inc. (a)(d)	337,600	294
Wireless Telecom Group, Inc. (a)(d)	1,767,712	1,379
XAC Automation Corp.	3,800,000	2,675
		1,182,846
Internet Software & Services - 1.1%
AhnLab, Inc.	200,000	4,030
AOL, Inc. (a)	100,000	2,397
Artificial Life, Inc. (a)	50,000	65
DivX, Inc. (a)(d)	1,836,956	10,324
eBay, Inc. (a)	7,800,007	179,556
j2 Global Communications, Inc. (a)(d)	3,763,840	77,309
Jorudan Co. Ltd.	90,500	772
LoopNet, Inc. (a)	501,249	4,702
Perficient, Inc. (a)	1,100,619	10,687
Softbank Technology Corp. (d)	600,000	4,693
UANGEL Corp. (d)	885,590	4,723
United Internet AG (a)	50,000	733
		299,991
IT Services - 2.9%
Accenture PLC Class A	500,000	20,495
Affiliated Computer Services, Inc. Class A (a)	2,000,000	123,040
ALTEN (a)	440,000	12,586
Amdocs Ltd. (a)	8,000,000	228,720
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Argo Graphics, Inc.	280,000	$ 2,972
Broadridge Financial Solutions, Inc.	25,000	543
Calian Technologies Ltd. (d)	768,000	12,368
Computer Services, Inc.	80,000	2,920
CSE Global Ltd. (d)	37,925,000	23,598
EOH Holdings Ltd.	600,000	811
Heartland Payment Systems, Inc. (d)	2,590,023	36,960
HIQ International AB	875,000	3,830
Indra Sistemas SA	2,500,000	54,263
Know IT AB	200,000	1,649
Mastek Ltd.	1,300,000	10,813
Matsushita Electric Works Information Systems Co. Ltd.	260,000	6,625
NeuStar, Inc. Class A (a)	350,000	7,861
Patni Computer Systems Ltd. sponsored ADR	1,950,000	37,382
Rolta India Ltd.	300,000	1,331
SinoCom Software Group Ltd. (d)	68,006,000	8,847
Softcreate Co., Ltd.	55,000	525
Syntel, Inc.	115,131	3,871
Total System Services, Inc. (d)	13,100,606	187,470
		789,480
Office Electronics - 0.0%
Canon Finetech, Inc.	650,000	8,821
Semiconductors & Semiconductor Equipment - 1.0%
Axcelis Technologies, Inc. (a)(d)	10,327,957	15,492
Diodes, Inc. (a)(d)	4,085,000	68,138
ELMOS Semiconductor AG (a)(d)	1,147,638	9,922
Gennum Corp. (d)	2,630,480	11,316
Intest Corp. (a)(d)	909,300	1,328
KEC Corp. (a)	1,000,000	910
KEC Holdings Co. Ltd. (d)	1,749,889	2,491
Kontron AG	25,000	274
Lasertec Corp.	335,000	4,531
Leeno Industrial, Inc.	160,000	1,878
Melexis NV (a)(d)	3,325,000	32,723
Miraial Co. Ltd.	150,000	4,030
Novatek Microelectronics Corp.	800,000	2,360
NVIDIA Corp. (a)	500,000	7,695
Omnivision Technologies, Inc. (a)(d)	3,500,247	45,153
Photronics, Inc. (a)	1,100,010	4,235
Powertech Technology, Inc.	2,500,000	8,017
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Sunplus Technology Co. Ltd. (a)	2,500,000	$ 2,358
Telechips, Inc. (d)	1,056,100	11,118
Trio-Tech International (a)(d)	322,543	1,284
UKC Holdings Corp. (a)(d)	760,000	9,303
Varitronix International Ltd. (d)	32,340,000	10,414
Y. A. C. Co., Ltd.	300,000	2,090
		257,060
Software - 3.1%
ANSYS, Inc. (a)(d)	5,200,000	217,672
Aveva Group PLC	35,000	608
Canon Software, Inc.	35,000	204
Cybernet Systems Co. Ltd. (d)	20,500	8,062
DMX Technologies Group Ltd. (a)	4,000,000	996
DTS Corp.	100,000	966
ebix.com, Inc. (a)(c)	1,260,015	18,245
Epicor Software Corp. (a)	1,625,328	12,466
Exact Holdings NV	655,000	17,195
Fair Isaac Corp.	7,446	163
Geodesic Ltd.	2,426,241	6,791
ICT Automatisering NV (d)	874,000	5,404
Infomedia Ltd.	1,000,000	261
Jack Henry & Associates, Inc.	1,850,384	40,634
Kingdee International Software Group Co. Ltd.	21,500,000	5,317
KSK Co., Ltd.	319,000	2,120
MICROS Systems, Inc. (a)	400,295	11,440
MicroStrategy, Inc. Class A (a)	40,000	3,749
Net 1 UEPS Technologies, Inc. (a)	550,000	9,834
NSD Co. Ltd.	350,000	3,742
Nucleus Software Exports Ltd.	1,050,000	2,863
Oracle Corp.	17,000,000	392,020
Pervasive Software, Inc. (a)(d)	1,150,000	5,888
Progress Software Corp. (a)(d)	2,399,961	67,511
PROS Holdings, Inc. (a)	49,994	397
Springsoft, Inc.	7,499,922	7,977
SWORD Group	99,966	3,943
Vasco Data Security International, Inc. (a)	500,381	3,978
		850,446
TOTAL INFORMATION TECHNOLOGY		4,157,534
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.6%
Chemicals - 2.8%
American Vanguard Corp.	1,052,636	$ 7,990
Aronkasei Co. Ltd.	500,000	2,011
C. Uyemura & Co. Ltd. (d)	625,000	24,787
Core Molding Technologies, Inc. (a)	305,506	913
Cytec Industries, Inc. (d)	4,500,040	167,896
Deepak Fertilisers and Petrochemicals Corp. Ltd.	4,025,000	9,184
Dongbu Fine Chemical Co. Ltd.	100,000	1,294
EcoGreen Fine Chemical Group Ltd. (d)	33,210,000	8,640
Fertilizantes Fosfatados SA (PN) (a)	50,000	495
FMC Corp.	2,000,000	101,880
Fujikura Kasei Co., Ltd. (d)	2,775,000	13,772
Gujarat Narmada Valley Fertilizers Co.	1,757,000	4,523
Gujarat State Fertilizers & Chemicals Ltd.	853,000	4,004
Honshu Chemical Industry Co., Ltd.	551,000	2,344
Innospec, Inc. (d)	2,099,985	20,475
KPC Holdings Corp.	43,478	2,213
Kpx Chemical Co. Ltd.	163,083	6,304
Methanex Corp.	1,125,000	25,145
Miwon Commercial Co. Ltd.	20,850	1,529
Muto Seiko Co. Ltd.	22,200	224
OM Group, Inc. (a)(d)	2,248,000	73,330
PTT Chemical PCL	2,000,000	5,107
SK Kaken Co. Ltd.	200,000	5,716
Soken Chemical & Engineer Co. Ltd. (d)	805,000	11,664
T&K Toka Co. Ltd.	150,000	1,833
Thai Carbon Black PCL (For. Reg.)	9,881,800	5,836
Thai Rayon PCL (For. Reg.)	2,535,000	3,590
Yara International ASA	5,250,000	219,183
Yip's Chemical Holdings Ltd. (d)	34,002,000	27,109
		758,991
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.)	850,700	4,757
Mitani Sekisan Co. Ltd.	755,100	3,354
Titan Cement Co. SA (Reg.)	310,000	8,790
		16,901
Containers & Packaging - 0.3%
Chuoh Pack Industry Co. Ltd.	110,000	695
Kohsoku Corp. (d)	1,410,000	10,075
Silgan Holdings, Inc.	1,300,000	67,405
Starlite Holdings Ltd.	3,000,000	205
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
The Pack Corp. (d)	1,050,000	$ 13,714
Vidrala SA	20,000	542
		92,636
Metals & Mining - 1.4%
Anvil Mining Ltd. (a)	150,000	455
Avocet Mining PLC (a)	1,500,000	2,074
Blue Earth Refineries, Inc.	274,309	274
Carpenter Technology Corp.	500,000	13,400
Commercial Metals Co.	250,000	3,435
Compania de Minas Buenaventura SA sponsored ADR	3,000,000	94,440
Gerdau SA sponsored ADR (c)	7,000,000	94,150
Gulf Resources, Inc. (a)	10,000	95
Horsehead Holding Corp. (a)(d)	2,850,000	27,930
HudBay Minerals, Inc. (a)	6,000,000	67,839
Industrias Penoles SA de CV	2,350,000	43,476
Korea Steel Shapes Co. Ltd.	42,000	1,783
Orosur Mining, Inc. (a)	1,515,000	553
Orvana Minerals Corp. (a)	800,000	801
Pacific Metals Co. Ltd.	750,000	5,018
Samuel Manu-Tech, Inc.	60,000	258
Synalloy Corp.	190,383	1,517
Tohoku Steel Co. Ltd. (d)	595,000	6,321
Tokyo Kohtetsu Co. Ltd.	11,400	57
Tokyo Tekko Co. Ltd. (d)	4,600,000	13,453
Troy Resources NL (c)	291,666	557
Universal Stainless & Alloy Products, Inc. (a)	297,587	5,425
Webco Industries, Inc. (a)	9,122	520
Yamato Kogyo Co. Ltd.	60,000	1,898
		385,729
Paper & Forest Products - 0.0%
Stella-Jones, Inc.	35,000	834
TOTAL MATERIALS		1,255,091
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (d)	1,338,800	64,838
Wireless Telecommunication Services - 0.2%
MobileOne Ltd.	14,000,000	20,608
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Okinawa Cellular Telephone Co.	209	$ 387
SK Telecom Co. Ltd. sponsored ADR	1,900,000	32,927
		53,922
TOTAL TELECOMMUNICATION SERVICES		118,760
UTILITIES - 0.3%
Electric Utilities - 0.0%
Maine & Maritimes Corp.	54,816	1,788
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	4,343
Keiyo Gas Co. Ltd.	460,000	1,982
KyungDong City Gas Co. Ltd.	139,700	5,449
Otaki Gas Co. Ltd.	664,000	3,237
UGI Corp.	10,000	245
		15,256
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	1,750,000	56,490
Mega First Corp. Bhd	4,668,700	1,969
		58,459
TOTAL UTILITIES		75,503
TOTAL COMMON STOCKS (Cost $19,482,943)		24,394,338
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
Johnson Controls, Inc. 11.50%	500,000	69,060
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	$ 3,890
Wells Fargo & Co. 7.50%	2,075	1,951
		5,841
TOTAL CONVERTIBLE PREFERRED STOCKS		74,901
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,101
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Center Financial Corp. 5.00% (g)	6,825	7,797
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Pacific Pharmaceutical Co. Ltd.	5,640	101
INDUSTRIALS - 0.0%
Machinery - 0.0%
Jungheinrich AG	30,000	616
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	270,000	2,420
TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,035
TOTAL PREFERRED STOCKS (Cost $40,232)		86,936
Convertible Bonds - 0.2%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
USEC, Inc. 3% 10/1/14	$ 37,150	25,986
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	$ 8,170	$ 13,454
TOTAL CONVERTIBLE BONDS (Cost $42,343)		39,440
Money Market Funds - 12.0%
	Shares
Fidelity Cash Central Fund, 0.17% (f)	2,882,579,315	2,882,579
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(f)	395,843,418	395,843
TOTAL MONEY MARKET FUNDS (Cost $3,278,422)		3,278,422
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $22,843,940)		27,799,136
NET OTHER ASSETS - (1.6)%		(427,241)
NET ASSETS - 100%		$ 27,371,895
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,672,000 or 0.1% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,307,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Center Financial Corp. 5.00%	12/30/09	$ 6,825
Vitran Corp., Inc.	9/17/09	$ 4,534
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,131
Fidelity Securities Lending Cash Central Fund	3,880
Total	$ 7,011
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 10,352	$ -	$ -	$ -	$ 6,444
Abbey PLC	21,806	-	-	-	22,822
Abercrombie & Fitch Co. Class A	248,840	17,083	11,672	3,062	281,915
Adams Resources & Energy, Inc.	6,494	-	-	211	8,856
Advocat, Inc.	1,039	1,128	-	76	3,846
AJIS Co. Ltd.	9,246	-	-	-	7,447
Alabama Aircraft Industries, Inc.	294	-	-	-	356
Alps Logistics Co. Ltd.	14,757	-	-	308	16,040
American HomePatient, Inc.	521	-	-	-	278
AMERIGROUP Corp.	115,872	7,045	-	-	126,918
AmSurg Corp.	48,519	-	-	-	49,672
ANSYS, Inc.	162,552	-	-	-	217,672
AOC Holdings, Inc.	55,113	754	821	-	35,942
Arctic Cat, Inc.	7,518	-	-	-	10,227
ARK Restaurants Corp.	4,444	-	-	436	4,761
Arrhythmia Research Technology, Inc.	$ 959	$ -	$ -	$ -	$ 1,415
ASTI Corp.	4,625	-	-	86	3,654
Atlantic Tele-Network, Inc.	56,136	-	-	536	64,838
Axcelis Technologies, Inc.	5,680	-	-	-	15,492
Axis Capital Holdings Ltd.	219,241	498	-	3,165	222,336
AZZ, Inc.	43,013	-	-	278	33,389
Barratt Developments PLC	83,406	147,796	-	-	132,868
Basic Energy Services, Inc.	27,338	-	-	-	38,030
Bed Bath & Beyond, Inc.	527,181	-	280,008	-	-
Belc Co. Ltd.	15,371	3,069	-	307	19,064
Belluna Co. Ltd.	16,592	983	-	325	16,996
Bellway PLC	92,404	-	-	736	88,654
Benihana, Inc.	4,570	351	-	-	2,900
Black Box Corp.	54,419	-	-	238	54,458
Blyth, Inc.	37,716	-	-	978	24,969
Brinker International, Inc.	143,936	23,428	-	2,120	167,231
Bristow Group, Inc.	86,060	-	-	-	92,820
C. Uyemura & Co. Ltd.	27,085	-	-	-	24,787
CAE, Inc.	92,252	2,830	-	685	114,077
Calian Technologies Ltd.	11,025	1,203	-	815	12,368
Career Education Corp.	119,184	-	4,798	-	108,750
Cascade Corp.	26,527	-	-	22	31,409
Cathay General Bancorp	21,888	7,853	-	56	31,135
CE Franklin Ltd.	4,115	4,112	-	-	9,898
CEC Entertainment, Inc.	66,362	-	-	-	75,508
Chase Corp.	9,914	-	-	171	10,366
Chime Communications PLC	5,413	3,502	-	71	12,450
Chimney Co. Ltd.	15,869	-	-	-	22,417
CKD Corp.	30,753	257	820	184	40,327
ClearOne Communications, Inc.	2,831	-	-	-	3,002
Clip Corp.	2,433	382	-	-	2,729
Columbus McKinnon Corp. (NY Shares)	16,591	1,207	-	-	16,839
Cossette, Inc. (sub. vtg.)	4,865	-	8,053	-	-
Coventry Health Care, Inc.	$ 330,602	$ 404	$ -	$ -	$ 329,335
CRA International, Inc.	9,426	5,699	-	-	15,571
Craftmade International, Inc.	1,664	-	-	-	1,710
Create SD Holdings Co. Ltd.	22,426	6,758	-	-	23,509
CSE Global Ltd.	17,583	266	-	-	23,598
Cybernet Systems Co. Ltd.	8,255	-	-	146	8,062
Cytec Industries, Inc.	118,289	-	7,961	116	167,896
D.R. Horton, Inc.	281,637	-	-	1,823	286,497
Daiichi Kensetsu Corp.	9,650	1,338	-	-	10,464
Daktronics, Inc.	16,132	2,367	-	-	17,378
Dataram Corp.	1,254	-	3,310	-	-
DCC PLC (Ireland)	176,375	-	-	2,912	223,177
Decorator Industries, Inc.	144	-	-	-	244
Delta Apparel, Inc.	7,264	-	-	-	10,935
Deswell Industries, Inc.	2,542	575	-	89	3,541
Diodes, Inc.	75,409	-	-	-	68,138
Ditech Networks, Inc.	4,398	-	987	-	3,403
Divestco, Inc.	2,059	5	-	-	2,817
DivX, Inc.	11,664	-	933	-	10,324
East West Bancorp, Inc.	49,826	-	9,018	102	-
EcoGreen Fine Chemical Group Ltd.	4,831	3,389	-	32	8,640
Edge Petroleum Corp.	1,189	-	273	-	-
Educational Development Corp.	1,685	81	-	56	2,321
Elematec Corp. (formerly known as Takachiho Electric Co. Ltd.)	14,185	2,454	-	130	16,344
ELMOS Semiconductor AG	2,309	4,561	525	-	9,922
EuroBancshares, Inc.	2,304	-	442	-	-
Exactech, Inc.	10,082	-	-	-	11,426
Excel Co. Ltd.	9,703	-	-	139	10,361
Farstad Shipping ASA	49,128	-	-	-	58,033
Federal Screw Works	300	-	-	-	323
First Bancorp, Puerto Rico	22,630	-	-	-	16,644
Food Empire Holdings Ltd.	9,703	1,522	-	-	12,038
Footstar, Inc.	2,036	-	2,074	-	-
Foremost Income Fund	$ 7,797	$ 3,108	$ -	$ 329	$ 12,194
Fornix Biosciences NV	4,739	112	-	367	5,407
Fossil, Inc.	175,455	-	-	-	217,487
Fresh Del Monte Produce, Inc.	136,065	-	-	-	129,201
Fujikura Kasei Co., Ltd.	14,194	534	-	193	13,772
Fyffes PLC (Ireland)	542	16,911	-	44	17,603
Gennum Corp.	7,186	2,659	-	72	11,316
Gildan Activewear, Inc.	200,895	-	1,150	-	257,327
Glentel, Inc.	8,147	2,688	-	345	12,357
Goodfellow, Inc.	5,950	-	-	208	9,289
Greenbrier Companies, Inc.	15,473	-	-	-	12,021
Group 1 Automotive, Inc.	42,717	-	290	-	41,760
Gulliver International Co. Ltd.	61,705	-	3,412	394	58,159
Halows Co. Ltd.	6,208	956	-	-	7,193
Hampshire Group Ltd.	2,530	-	-	-	3,220
Handsome Co. Ltd.	23,610	-	-	348	30,060
Hankook Shell Oil Co. Ltd.	5,465	-	-	268	7,507
Hardinge, Inc.	1,221	1,547	-	5	3,159
Health Net, Inc.	89,298	1,597	-	-	162,542
Heartland Payment Systems, Inc.	20,467	8,075	-	47	36,960
Helen of Troy Ltd.	65,565	-	4,939	-	65,321
Henry Boot PLC	13,230	-	-	215	17,209
Hitachi Systems & Services Ltd.	32,157	-	32,076	-	-
Honeys Co. Ltd.	4,447	8,244	-	-	10,791
Horsehead Holding Corp.	31,001	-	554	-	27,930
HTL International Holdings Ltd.	3,961	916	-	184	9,279
Hurco Companies, Inc.	12,532	32	-	-	10,793
Hutech Norin Co. Ltd.	8,704	-	-	106	8,082
Hwacheon Machine Tool Co. Ltd.	867	4,632	-	132	6,270
ICT Automatisering NV	5,045	-	-	-	5,404
Ildong Pharmaceutical Co. Ltd.	6,725	5,869	-	-	13,510
IMS Health, Inc.	129,000	5,981	130,302	660	-
Innospec, Inc.	25,588	-	483	-	20,475
Inoue Kinzoku Kogyo Co. Ltd.	5,146	-	-	28	4,699
Intage, Inc.	$ 17,393	$ 1,133	$ -	$ -	$ 17,477
Intelligent Digital Integrated Security Co., Ltd.	9,262	2,902	-	200	11,661
Inter Parfums, Inc.	22,946	-	504	146	29,282
Intest Corp.	154	-	-	-	1,328
INTOPS Co. Ltd.	14,523	-	-	246	12,614
INZI Controls Co. Ltd.	4,953	-	-	108	3,918
IPC Holdings Ltd.	89,699	-	97,080	682	-
Isewan Terminal Service Co. Ltd.	7,570	-	-	119	6,641
j2 Global Communications, Inc.	88,810	1,384	-	-	77,309
Jack in the Box, Inc.	138,606	-	-	-	128,161
Jackson Hewitt Tax Service, Inc.	13,008	128	-	-	5,946
JAKKS Pacific, Inc.	32,205	-	-	-	30,725
Jaya Holdings Ltd.	24,076	164	-	-	30,331
JLM Couture, Inc.	112	-	-	-	276
Jos. A. Bank Clothiers, Inc.	66,777	-	-	-	76,486
KEC Holdings Co. Ltd.	1,281	-	75	19	2,491
Knoll, Inc.	20,559	23,774	-	145	50,557
Kohsoku Corp.	8,123	1,468	-	110	10,075
Kondotec, Inc.	3,208	2,600	-	70	5,811
Korea Electric Terminal Co. Ltd.	10,505	-	-	100	11,174
KunWha Pharmaceutical Co., Ltd.	3,535	-	-	139	3,155
Kyeryong Construction Industrial Co. Ltd.	12,046	356	-	187	11,389
LifePoint Hospitals, Inc.	156,996	-	-	-	170,164
Lincare Holdings, Inc.	250,019	-	1,872	-	349,790
M/I Homes, Inc.	23,679	-	-	-	18,611
Maine & Maritimes Corp.	3,625	-	1,608	10	-
MAIR Holdings, Inc.	-*	-	-	-	-*
MarineMax, Inc.	6,700	2,099	-	-	11,698
Maruzen Co., Ltd.	4,077	1,256	-	59	5,985
McCormick & Schmick's Seafood Restaurants	8,396	-	-	-	8,971
Medical Action Industries, Inc.	19,587	-	2,348	-	18,998
Melexis NV	23,391	1,123	-	-	32,723
Mesa Laboratories, Inc.	$ 6,985	$ -	$ -	$ 67	$ 8,255
Metro, Inc. Class A (sub. vtg.)	341,463	865	-	2,369	399,207
Michang Oil Industrial Co. Ltd.	6,770	-	-	261	6,017
Molina Healthcare, Inc.	29,879	2,617	-	-	32,263
Monarch Casino & Resort, Inc.	10,310	1,299	-	-	9,330
Moog, Inc. Class A	105,143	7,375	-	-	125,246
Motonic Corp.	10,610	2,905	-	284	13,227
Movado Group, Inc.	25,368	-	-	-	19,417
Murakami Corp.	4,228	-	-	33	6,044
Nadex Co. Ltd.	2,864	-	-	30	1,772
National Dentex Corp.	3,817	-	-	-	4,699
NBTY, Inc.	167,426	-	913	-	204,838
NCI Building Systems, Inc.	7,909	-	5,757	-	-
NETGEAR, Inc.	60,119	-	-	-	72,948
New Frontier Media, Inc.	4,094	-	-	-	4,113
Next PLC	285,994	1,672	-	3,173	314,938
Nishimatsuya Chain Co. Ltd.	46,042	20,044	-	353	56,763
NN, Inc.	2,638	103	-	-	4,427
North Central Bancshares, Inc.	1,901	-	-	3	2,120
Nutraceutical International Corp.	14,237	-	-	-	14,854
Oil States International, Inc.	135,169	-	-	-	183,615
OM Group, Inc.	74,884	691	-	-	73,330
Omnivision Technologies, Inc.	65,048	-	18,670	-	45,153
Optical Cable Corp.	1,853	-	-	-	1,922
Orbotech Ltd.	26,656	-	-	-	22,197
Oriental Financial Group, Inc.	16,227	2,588	-	84	15,704
Oriental Watch Holdings Ltd.	1,899	2,598	-	115	4,345
Ozeki Co. Ltd.	33,580	-	46,981	-	-
P&F Industries, Inc. Class A	592	-	-	-	924
Pacer International, Inc.	4,526	-	-	-	5,475
Pacific Premier Bancorp, Inc.	526	2,665	-	-	3,126
Pal Co. Ltd.	11,688	1,446	-	-	13,625
Papa John's International, Inc.	$ 69,877	$ -	$ -	$ -	$ 64,899
Parker Corp.	3,621	756	-	30	3,728
Patterson Companies, Inc.	217,335	-	41,871	-	202,776
Pervasive Software, Inc.	9,355	-	3,311	-	5,888
PetMed Express, Inc.	45,008	2	-	485	44,695
Physicians Formula Holdings, Inc.	1,863	133	-	-	2,773
Piolax, Inc.	16,605	-	-	74	16,570
Plenus Co. Ltd.	37,842	-	-	514	37,760
Pomeroy IT Solutions, Inc.	7,337	-	7,975	-	-
Prim SA	4,137	11,495	-	77	15,500
Progress Software Corp.	55,444	-	1,457	-	67,511
RCM Technologies, Inc.	2,870	-	-	-	3,317
Red Robin Gourmet Burgers, Inc.	28,121	65	-	-	27,765
Republic Airways Holdings, Inc.	8,960	1,898	-	-	10,078
ResCare, Inc.	18,744	4,529	-	-	14,416
Rex Stores Corp.	15,400	-	-	-	20,763
Richelieu Hardware Ltd.	20,691	-	641	74	23,763
Rimage Corp.	14,586	786	-	-	13,785
Rocky Brands, Inc.	1,880	447	-	-	4,770
Rocky Mountain Chocolate Factory, Inc.	4,807	-	-	119	5,156
Ross Stores, Inc.	275,563	-	-	1,375	287,063
Ruby Tuesday, Inc.	47,663	-	-	-	44,031
Ruth's Hospitality Group, Inc.	5,826	-	-	-	4,147
Safeway, Inc.	488,394	-	6,912	5,130	572,475
Sakai Moving Service Co. Ltd.	17,803	-	-	198	16,987
ScanSource, Inc.	65,619	1,625	8,607	-	58,417
Secom Techno Service Co. Ltd.	26,189	4,727	-	-	30,399
SED International Holdings, Inc.	384	-	-	-	1,080
Senshu Electric Co. Ltd.	13,812	-	-	109	10,708
Shibaura Electronics Co. Ltd.	5,402	2,148	-	-	6,284
Shinsegae Engineering & Construction Co. Ltd.	$ 3,832	$ -	$ -	$ 112	$ 3,528
ShoLodge, Inc.	250	-	-	-	30
Sigmatron International, Inc.	783	-	-	-	2,257
SinoCom Software Group Ltd.	9,038	-	-	-	8,847
SJM Co. Ltd.	1,154	4,903	-	161	6,342
SMART Modular Technologies (WWH), Inc.	18,371	151	-	-	37,698
Softbank Technology Corp.	3,934	566	-	-	4,693
Soken Chemical & Engineer Co. Ltd.	9,964	-	-	-	11,664
Sonic Corp.	66,979	136	-	-	51,297
Spectrum Control, Inc.	11,297	220	175	-	11,869
Sportscene Group, Inc. Class A	3,809	-	-	96	4,676
Stanley Furniture Co., Inc.	11,825	-	1,013	-	9,510
Stantec, Inc.	64,096	-	-	-	64,197
Steiner Leisure Ltd.	53,273	-	-	-	66,931
Strattec Security Corp.	4,970	-	-	-	6,808
Strongco Income Fund	2,504	257	-	-	2,886
Sun Hing Vision Group Holdings Ltd.	1,783	7,466	-	244	10,308
Sunjin Co. Ltd.	5,108	-	-	-	6,575
Super Micro Computer, Inc.	21,636	-	244	-	33,427
Swift Energy Co.	60,913	9,204	-	-	87,719
Syneron Medical Ltd.	16,480	2,599	-	-	22,171
SYNNEX Corp.	91,162	-	-	-	84,907
Telechips, Inc.	-	11,980	-	136	11,118
The Pack Corp.	6,594	9,360	-	208	13,714
The PMI Group, Inc.	20,528	-	-	-	19,189
Theragenics Corp.	4,131	-	-	-	4,395
Tohoku Steel Co. Ltd.	6,289	-	-	36	6,321
Tokyo Kisen Co. Ltd.	5,316	44	-	-	4,431
Tokyo Tekko Co. Ltd.	-	15,077	-	53	13,453
Tomen Electronics Corp.	17,541	-	-	228	16,748
Total Energy Services, Inc.	10,798	-	-	141	19,031
Total System Services, Inc.	202,290	1,853	13,878	1,911	187,470
Tow Co. Ltd.	$ 2,558	$ 4,442	$ -	$ 173	$ 6,560
Trancom Co. Ltd.	19,915	-	-	-	16,240
Trifast PLC	3,375	219	-	-	3,173
Trio-Tech International	774	-	-	-	1,284
Tuesday Morning Corp.	8,924	6,904	-	-	15,798
Twin Disc, Inc.	3,175	2,395	-	56	5,664
UANGEL Corp.	1,014	3,642	-	105	4,723
UKC Holdings Corp.	-	3,544	-	-	9,303
Uni-Select, Inc.	38,213	8,814	-	366	54,044
Unit Corp.	114,085	-	-	-	163,946
United Stationers, Inc.	60,300	-	-	-	70,873
Universal Security Instruments, Inc.	1,291	-	-	-	1,305
Up, Inc.	4,534	-	-	-	4,329
US 1 Industries, Inc.	630	135	-	-	877
USEC, Inc.	33,282	-	-	-	34,400
USS Co. Ltd.	131,403	-	5,957	1,479	121,414
Utah Medical Products, Inc.	13,110	-	-	214	12,908
Varitronix International Ltd.	10,975	-	-	42	10,414
Venture Corp. Ltd.	92,899	33,476	-	-	115,644
W Holding Co., Inc.	2,696	-	251	-	4,773
W&T Offshore, Inc.	67,347	464	-	380	56,579
Whanin Pharmaceutical Co. Ltd.	8,605	2,164	-	266	10,593
Winland Electronics, Inc.	246	-	-	-	294
Wireless Telecom Group, Inc.	1,202	-	-	-	1,379
Wolverine Tube, Inc.	298	-	98	-	-
Workman Co. Ltd.	10,312	5,423	-	-	14,852
Xyratex Ltd.	17,339	-	-	-	40,087
Yip's Chemical Holdings Ltd.	17,631	1,346	-	1,228	27,109
Young Innovations, Inc.	20,825	-	1,312	63	17,634
Youngone Holdings Co. Ltd.	427	16,044	-	528	23,764
Yusen Air & Sea Service Co. Ltd.	51,282	2,192	-	331	57,100
Yutaka Giken Co. Ltd.	15,251	1,142	-	130	20,628
Total	$ 10,651,407	$ 586,789	$ 774,411	$ 50,340	$ 11,082,366
* Amount represents less than $1,000.
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,460,801	$ 5,642,644	$ 817,909	$ 248
Consumer Staples	2,378,216	2,207,439	170,767	10
Energy	1,805,344	1,346,483	458,861	-
Financials	2,027,633	1,996,678	30,731	224
Health Care	3,985,048	3,922,623	62,425	-
Industrials	2,214,924	1,700,270	514,654	-
Information Technology	4,157,534	3,794,885	362,649	-
Materials	1,257,511	1,024,502	233,009	-
Telecommunication Services	118,760	118,760	-	-
Utilities	75,503	75,503	-	-
Corporate Bonds	39,440	-	39,440	-
Money Market Funds	3,278,422	3,278,422	-	-
Total Investments in Securities:	$ 27,799,136	$ 25,108,209	$ 2,690,445	$ 482
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 435
Total Realized Gain (Loss)	(8)
Total Unrealized Gain (Loss)	(125)
Cost of Purchases	64
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	116
Ending Balance	$ 482
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 94

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	66.5%
Canada	6.4%
Japan	4.6%
Bermuda	2.7%
United Kingdom	2.3%
Cayman Islands	2.0%
Taiwan	1.6%
Ireland	1.6%
Netherlands	1.4%
Switzerland	1.3%
Norway	1.2%
Korea (South)	1.0%
Others (individually less than 1%)	7.4%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $747,780,000 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2010

Assets
Investment in securities, at value (including securities loaned of $376,349) - See accompanying schedule: Unaffiliated issuers (cost $10,005,906)	$ 13,438,348
Fidelity Central Funds (cost $3,278,422)	3,278,422
Other affiliated issuers (cost $9,559,612)	11,082,366
Total Investments (cost $22,843,940)		$ 27,799,136
Cash		203
Foreign currency held at value (cost $2,946)		2,948
Receivable for investments sold		20,282
Receivable for fund shares sold		57,095
Dividends receivable		15,397
Interest receivable		459
Distributions receivable from Fidelity Central Funds		1,379
Prepaid expenses		98
Other receivables		978
Total assets		27,897,975

Liabilities
Payable for investments purchased	$ 43,101
Payable for fund shares redeemed	61,805
Accrued management fee	19,274
Other affiliated payables	4,317
Other payables and accrued expenses	1,740
Collateral on securities loaned, at value	395,843
Total liabilities		526,080

Net Assets		$ 27,371,895
Net Assets consist of:
Paid in capital		$ 23,235,979
Accumulated net investment loss		(16,230)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(802,278)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,954,424
Net Assets		$ 27,371,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2010

Low-Priced Stock: Net Asset Value, offering price and redemption price per share ($24,113,041 ÷ 767,435 shares)	$ 31.42

Class K: Net Asset Value, offering price and redemption price per share ($3,258,854 ÷ 103,672 shares)	$ 31.43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2010

Investment Income
Dividends (including $50,340 earned from other affiliated issuers)		$ 116,601
Interest		1,081
Income from Fidelity Central Funds		7,011
Total income		124,693

Expenses
Management fee Basic fee	$ 80,977
Performance adjustment	29,162
Transfer agent fees	24,919
Accounting and security lending fees	1,079
Custodian fees and expenses	1,566
Independent trustees' compensation	79
Appreciation in deferred trustee compensation account	1
Registration fees	223
Audit	98
Legal	100
Miscellaneous	221
Total expenses before reductions	138,425
Expense reductions	(578)	137,847
Net investment income (loss)		(13,154)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2)	190,360
Other affiliated issuers	(89,812)
Foreign currency transactions	1,284
Capital gain distributions from Fidelity Central Funds	14
Total net realized gain (loss)		101,846
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $438)	2,844,444
Assets and liabilities in foreign currencies	(56)
Total change in net unrealized appreciation (depreciation)		2,844,388
Net gain (loss)		2,946,234
Net increase (decrease) in net assets resulting from operations		$ 2,933,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (13,154)	$ 142,921
Net realized gain (loss)	101,846	(817,543)
Change in net unrealized appreciation (depreciation)	2,844,388	(3,524,347)
Net increase (decrease) in net assets resulting from operations	2,933,080	(4,198,969)
Distributions to shareholders from net investment income	(107,927)	(138,005)
Distributions to shareholders from net realized gain	(68,658)	(3,208,130)
Total distributions	(176,585)	(3,346,135)
Share transactions - net increase (decrease)	543,405	2,568,888
Redemption fees	1,151	2,626
Total increase (decrease) in net assets	3,301,051	(4,973,590)

Net Assets
Beginning of period	24,070,844	29,044,434
End of period (including accumulated net investment loss of $16,230 and undistributed net investment income of $104,851, respectively)	$ 27,371,895	$ 24,070,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Low-Priced Stock

Six months ended January 31,

Years ended July 31,

2010

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 28.20	$ 37.19	$ 45.38	$ 42.40	$ 42.68	$ 36.18
Income from Investment Operations
Net investment income (loss) D	(.02)	.17	.28	.60 G	.31	.22
Net realized and unrealized gain (loss)	3.44	(4.88)	(4.72)	6.49	2.29	8.49
Total from investment operations	3.42	(4.71)	(4.44)	7.09	2.60	8.71
Distributions from net investment income	(.12)	(.17)	(.57)	(.33)	(.26)	(.12)
Distributions from net realized gain	(.08)	(4.11)	(3.18)	(3.78)	(2.62)	(2.09)
Total distributions	(.20)	(4.28)	(3.75)	(4.11)	(2.88)	(2.21)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 31.42	$ 28.20	$ 37.19	$ 45.38	$ 42.40	$ 42.68
Total Return B, C	12.17%	(13.90)%	(10.50)%	18.22%	6.38%	25.32%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06% A	.99%	.99%	.97%	.88%	.95%
Expenses net of fee waivers, if any	1.06% A	.99%	.99%	.97%	.88%	.95%
Expenses net of all reductions	1.05% A	.98%	.98%	.96%	.87%	.94%
Net investment income (loss)	(.11)% A	.67%	.68%	1.36% G	.72%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 24,113	$ 21,792	$ 29,044	$ 38,968	$ 35,818	$ 37,565
Portfolio turnover rate F	17% A	31%	36%	11%	26%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.28 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31,

Years ended July 31,

2010

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 28.22	$ 37.20	$ 40.45
Income from Investment Operations
Net investment income (loss) D	- I	.20	.08
Net realized and unrealized gain (loss)	3.44	(4.86)	(3.33)
Total from investment operations	3.44	(4.66)	(3.25)
Distributions from net investment income	(.15)	(.21)	-
Distributions from net realized gain	(.08)	(4.11)	-
Total distributions	(.23)	(4.32)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 31.43	$ 28.22	$ 37.20
Total Return B, C	12.23%	(13.74)%	(8.03)%
Ratios to Average Net Assets E, H
Expenses before reductions	.91% A	.81%	.88% A
Expenses net of fee waivers, if any	.91% A	.81%	.88% A
Expenses net of all reductions	.91% A	.81%	.88% A
Net investment income (loss)	.03% A	.84%	.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,258,854	$ 2,278,591	$ 92
Portfolio turnover rate F	17% A	31%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Low-Priced Stock and Class K to eligible shareholders of Low-Priced Stock. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,913,776
Gross unrealized depreciation	(2,961,224)
Net unrealized appreciation (depreciation)	$ 4,952,552

Tax cost	$ 22,846,584

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,947,432 and $2,019,975, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± ..20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Low-Priced Stock, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Low-Priced Stock	$ 24,132.20
Class K	787.06
	$ 24,919

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $32 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $51 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,880.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $577 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Low-Priced Stock	$ 95,170	$ 136,292
Class K	12,757	1,713
Total	$ 107,927	$ 138,005
From net realized gain
Low-Priced Stock	$ 61,899	$ 3,203,758
Class K	6,759	4,372
Total	$ 68,658	$ 3,208,130

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
Low-Priced Stock
Shares sold	74,437	159,424	$ 2,292,347	$ 3,886,132
Conversion to Class K	(1,382)	(77,716)	(39,745)	(1,857,081)
Reinvestment of distributions	5,011	102,374	151,389	3,240,795
Shares redeemed	(83,331)	(192,378)	(2,574,326)	(4,636,220)
Net increase (decrease)	(5,265)	(8,296)	$ (170,335)	$ 633,626
Class K
Shares sold	29,730	12,795	$ 927,107	$ 300,771
Conversion from Low-Priced Stock	1,381	77,721	39,745	1,857,081
Reinvestment of distributions	646	214	19,516	6,085
Shares redeemed	(8,827)	(9,990)	(272,628)	(228,675)
Net increase (decrease)	22,930	80,740	$ 713,740	$ 1,935,262

A Conversion transactions for Class K and Low-Priced Stock are for the period August 1, 2009 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at January 31, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 17, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Management
(Hong Kong) Limited

Fidelity Research & Management
(Japan.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

LPS-K-USAN-0310
1.863397.101

Fidelity

Value Discovery

Fund

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Fidelity Value Discovery	1.00%
Actual		$ 1,000.00	$ 1,084.10	$ 5.25
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Class K	.79%
Actual		$ 1,000.00	$ 1,084.70	$ 4.15
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.1	4.2
Pfizer, Inc.	2.8	2.3
Wells Fargo & Co.	2.5	2.1
Verizon Communications, Inc.	2.0	1.5
Bank of America Corp.	1.9	2.6
Royal Dutch Shell PLC Class B ADR	1.8	0.0
General Electric Co.	1.6	0.0
Morgan Stanley	1.5	1.9
Occidental Petroleum Corp.	1.4	1.4
KB Home	1.3	1.5
	19.9
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.1	22.7
Energy	15.2	14.2
Consumer Discretionary	13.9	15.6
Information Technology	12.5	14.2
Industrials	11.1	9.2
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 100.0%		Stocks 99.8%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (0.2)%†		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	10.6%	** Foreign investments	8.3%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.9%
BorgWarner, Inc.	40,600	$ 1,424,654
Gentex Corp.	89,100	1,708,047
Johnson Controls, Inc.	150,100	4,177,283
Modine Manufacturing Co. (a)	149,200	1,418,892
Tenneco, Inc. (a)	49,100	868,088
The Goodyear Tire & Rubber Co. (a)	191,400	2,553,276
		12,150,240
Diversified Consumer Services - 0.3%
Regis Corp.	139,500	2,222,235
Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	24,900	920,304
Starwood Hotels & Resorts Worldwide, Inc.	45,400	1,512,728
WMS Industries, Inc. (a)	29,700	1,101,276
		3,534,308
Household Durables - 5.6%
Black & Decker Corp.	55,600	3,595,096
D.R. Horton, Inc.	512,170	6,038,484
KB Home (c)	570,809	8,721,962
Lennar Corp. Class A	528,300	8,114,688
Newell Rubbermaid, Inc.	205,300	2,785,921
Pulte Homes, Inc.	714,162	7,512,984
		36,769,135
Media - 2.5%
Cablevision Systems Corp. - NY Group Class A	34,500	884,580
McGraw-Hill Companies, Inc.	69,100	2,449,595
The Walt Disney Co.	204,000	6,028,200
Time Warner Cable, Inc.	64,900	2,828,991
Virgin Media, Inc.	287,190	4,075,226
		16,266,592
Multiline Retail - 0.7%
Target Corp.	88,300	4,527,141
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	43,600	1,720,020
Best Buy Co., Inc.	51,400	1,883,810
Gymboree Corp. (a)	49,800	1,942,698
Staples, Inc.	131,300	3,080,298
		8,626,826
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
Polo Ralph Lauren Corp. Class A	51,700	$ 4,239,400
VF Corp.	45,100	3,248,553
		7,487,953
TOTAL CONSUMER DISCRETIONARY		91,584,430
CONSUMER STAPLES - 3.5%
Beverages - 0.6%
Carlsberg AS Series B	6,600	492,214
Dr Pepper Snapple Group, Inc.	121,700	3,366,222
		3,858,436
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	62,400	2,019,888
Safeway, Inc.	64,300	1,443,535
Wal-Mart Stores, Inc.	58,500	3,125,655
		6,589,078
Food Products - 0.6%
Ralcorp Holdings, Inc. (a)	59,000	3,646,200
Household Products - 1.0%
Energizer Holdings, Inc. (a)	30,600	1,698,300
Procter & Gamble Co.	85,100	5,237,905
		6,936,205
Personal Products - 0.3%
Avon Products, Inc.	73,200	2,206,248
TOTAL CONSUMER STAPLES		23,236,167
ENERGY - 15.2%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	126,100	5,709,808
Ensco International Ltd. ADR	79,700	3,110,691
National Oilwell Varco, Inc.	112,100	4,584,890
Pride International, Inc. (a)	111,232	3,292,467
Schlumberger Ltd.	92,340	5,859,896
Smith International, Inc.	152,800	4,632,896
Transocean Ltd. (a)	19,400	1,643,956
Weatherford International Ltd. (a)	185,500	2,908,640
		31,743,244
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. (a)	211,805	$ 8,601,401
Cabot Oil & Gas Corp.	104,500	3,999,215
Chesapeake Energy Corp.	200,400	4,965,912
Frontier Oil Corp.	61,700	768,782
Marathon Oil Corp.	98,700	2,942,247
Noble Energy, Inc.	48,600	3,593,484
Occidental Petroleum Corp.	113,700	8,907,258
Petrohawk Energy Corp. (a)	85,400	1,906,982
Plains Exploration & Production Co. (a)	74,800	2,494,580
Range Resources Corp.	99,300	4,567,800
Royal Dutch Shell PLC:
Class A sponsored ADR	101,600	5,627,624
Class B ADR	225,300	12,026,514
Southwestern Energy Co. (a)	145,600	6,243,328
Suncor Energy, Inc.	50,560	1,596,283
		68,241,410
TOTAL ENERGY		99,984,654
FINANCIALS - 22.9%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	127,600	3,711,884
Morgan Stanley	380,700	10,195,146
		13,907,030
Commercial Banks - 6.0%
City National Corp.	18,400	908,776
Comerica, Inc.	106,000	3,658,060
Huntington Bancshares, Inc.	403,100	1,930,849
National Penn Bancshares, Inc.	119,300	715,800
PNC Financial Services Group, Inc.	129,600	7,183,728
Regions Financial Corp.	142,700	906,145
SVB Financial Group (a)	18,900	820,071
U.S. Bancorp, Delaware	235,400	5,903,832
Wells Fargo & Co.	573,672	16,309,495
Wilmington Trust Corp., Delaware	105,200	1,380,224
		39,716,980
Consumer Finance - 1.0%
American Express Co.	180,600	6,801,396
Diversified Financial Services - 6.2%
Bank of America Corp.	844,705	12,822,622
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	1,769,100	$ 5,873,412
JPMorgan Chase & Co.	531,490	20,696,222
Moody's Corp.	61,800	1,705,062
		41,097,318
Insurance - 4.2%
Arch Capital Group Ltd. (a)	25,700	1,838,578
Assured Guaranty Ltd.	39,700	899,602
Axis Capital Holdings Ltd.	191,200	5,506,560
Everest Re Group Ltd.	89,800	7,699,452
Lincoln National Corp.	242,384	5,957,799
Platinum Underwriters Holdings Ltd.	48,300	1,751,358
The Travelers Companies, Inc.	78,500	3,977,595
		27,630,944
Real Estate Investment Trusts - 1.5%
CBL & Associates Properties, Inc. (c)	514,603	5,146,030
The Macerich Co. (c)	82,028	2,530,564
U-Store-It Trust	267,200	1,849,024
		9,525,618
Real Estate Management & Development - 1.9%
CB Richard Ellis Group, Inc. Class A (a)	481,700	5,924,910
Forestar Group, Inc. (a)	217,300	4,035,261
Jones Lang LaSalle, Inc.	40,800	2,326,008
		12,286,179
TOTAL FINANCIALS		150,965,465
HEALTH CARE - 9.5%
Biotechnology - 1.2%
Amgen, Inc. (a)	59,300	3,467,864
Biogen Idec, Inc. (a)	23,300	1,252,142
BioMarin Pharmaceutical, Inc. (a)	29,800	579,014
Genzyme Corp. (a)	13,200	716,232
OREXIGEN Therapeutics, Inc. (a)	97,700	621,372
United Therapeutics Corp. (a)	22,800	1,358,196
		7,994,820
Health Care Equipment & Supplies - 1.2%
Abiomed, Inc. (a)	68,494	542,472
AGA Medical Holdings, Inc.	48,400	693,572
Covidien PLC	92,275	4,665,424
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ev3, Inc. (a)	58,400	$ 851,472
Micrus Endovascular Corp. (a)	48,100	807,118
		7,560,058
Health Care Providers & Services - 1.8%
Aetna, Inc.	56,400	1,690,308
CIGNA Corp.	97,600	3,295,952
Emeritus Corp. (a)	65,050	1,183,910
Health Management Associates, Inc. Class A (a)	292,300	1,940,872
Medco Health Solutions, Inc. (a)	57,381	3,527,784
		11,638,826
Life Sciences Tools & Services - 0.1%
Covance, Inc. (a)	13,100	761,241
Pharmaceuticals - 5.2%
Ardea Biosciences, Inc. (a)	42,100	616,344
Cadence Pharmaceuticals, Inc. (a)	74,400	741,024
Merck & Co., Inc.	222,200	8,483,596
Optimer Pharmaceuticals, Inc. (a)	45,800	564,256
Pfizer, Inc.	982,200	18,327,852
Teva Pharmaceutical Industries Ltd. sponsored ADR	67,800	3,845,616
ViroPharma, Inc. (a)	108,000	1,067,040
XenoPort, Inc. (a)	43,400	802,032
		34,447,760
TOTAL HEALTH CARE		62,402,705
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	16,300	1,715,575
United Technologies Corp.	93,700	6,322,876
		8,038,451
Airlines - 0.3%
Southwest Airlines Co.	187,494	2,124,307
Building Products - 1.6%
Masco Corp.	301,700	4,091,052
Owens Corning (a)	256,296	6,594,496
		10,685,548
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	93,386	2,501,811
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.9%
Acuity Brands, Inc.	19,600	$ 701,288
Regal-Beloit Corp.	110,596	5,242,250
		5,943,538
Industrial Conglomerates - 1.6%
General Electric Co.	672,900	10,820,232
Machinery - 2.2%
Cummins, Inc.	140,700	6,354,012
Danaher Corp.	51,400	3,667,390
The Stanley Works	55,100	2,823,875
Timken Co.	57,000	1,277,370
		14,122,647
Professional Services - 0.5%
Equifax, Inc.	29,500	944,000
Manpower, Inc.	38,200	1,978,378
		2,922,378
Road & Rail - 2.4%
Arkansas Best Corp.	104,200	2,348,668
Avis Budget Group, Inc. (a)	179,800	1,945,436
CSX Corp.	112,200	4,808,892
Union Pacific Corp.	112,000	6,776,000
		15,878,996
TOTAL INDUSTRIALS		73,037,908
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.9%
Adtran, Inc.	134,900	2,859,880
Cisco Systems, Inc. (a)	150,278	3,376,747
Juniper Networks, Inc. (a)	129,900	3,225,417
QUALCOMM, Inc.	70,800	2,774,652
		12,236,696
Computers & Peripherals - 1.6%
Dell, Inc. (a)	231,100	2,981,190
Hewlett-Packard Co.	126,300	5,944,941
Western Digital Corp. (a)	39,900	1,515,801
		10,441,932
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	56,714	2,259,486
Arrow Electronics, Inc. (a)	139,100	3,654,157
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	147,600	$ 3,902,544
Flextronics International Ltd. (a)	232,500	1,474,050
Ingram Micro, Inc. Class A (a)	179,300	3,030,170
Itron, Inc. (a)	33,632	2,069,713
Tyco Electronics Ltd.	162,000	4,030,560
		20,420,680
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	58,300	1,335,653
IT Services - 0.6%
Fidelity National Information Services, Inc.	91,300	2,151,028
MasterCard, Inc. Class A	6,700	1,674,330
		3,825,358
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	322,900	3,932,922
Avago Technologies Ltd.	38,300	665,654
Intel Corp.	297,428	5,770,103
Lam Research Corp. (a)	89,900	2,967,599
Micron Technology, Inc. (a)	504,200	4,396,624
ON Semiconductor Corp. (a)	1,013,851	7,309,866
Samsung Electronics Co. Ltd.	2,294	1,551,899
Standard Microsystems Corp. (a)	57,478	1,146,686
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	366
Teradyne, Inc. (a)	226,000	2,110,840
		29,852,559
Software - 0.6%
Microsoft Corp.	136,100	3,835,298
TOTAL INFORMATION TECHNOLOGY		81,948,176
MATERIALS - 4.5%
Chemicals - 3.0%
Albemarle Corp.	119,300	4,261,396
Celanese Corp. Class A	182,340	5,306,094
Dow Chemical Co.	193,300	5,236,497
Solutia, Inc. (a)	160,100	2,201,375
Terra Industries, Inc.	73,989	2,338,052
		19,343,414
Metals & Mining - 0.4%
Goldcorp, Inc.	25,100	850,672
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	35,628	$ 993,323
Newmont Mining Corp.	18,800	805,768
		2,649,763
Paper & Forest Products - 1.1%
Weyerhaeuser Co.	184,500	7,361,550
TOTAL MATERIALS		29,354,727
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.5%
China Unicom (Hong Kong) Ltd. sponsored ADR	70,400	788,480
Iliad Group SA	7,493	830,454
Qwest Communications International, Inc.	417,200	1,756,412
Verizon Communications, Inc.	444,500	13,077,190
		16,452,536
Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc. (a)(c)	122,500	1,615,775
Sprint Nextel Corp. (a)	1,374,300	4,507,704
		6,123,479
TOTAL TELECOMMUNICATION SERVICES		22,576,015
UTILITIES - 3.5%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	101,300	3,510,045
Entergy Corp.	61,900	4,723,589
FirstEnergy Corp.	153,500	6,695,670
		14,929,304
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	138,600	4,474,008
Multi-Utilities - 0.5%
Alliant Energy Corp.	116,600	3,637,920
TOTAL UTILITIES		23,041,232
TOTAL COMMON STOCKS (Cost $624,344,968)		658,131,479
Convertible Preferred Stocks - 0.2%
	Shares	Value
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Bank of America Corp. (Cost $1,303,500)	86,900	$ 1,312,190
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.17% (d)	743,822	743,822
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	7,813,008	7,813,008
TOTAL MONEY MARKET FUNDS (Cost $8,556,830)		8,556,830
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $634,205,298)		668,000,499
NET OTHER ASSETS - (1.5)%		(9,663,923)
NET ASSETS - 100%		$ 658,336,576
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,791
Fidelity Securities Lending Cash Central Fund	14,402
Total	$ 16,193
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 91,584,430	$ 91,584,430	$ -	$ -
Consumer Staples	23,236,167	22,743,953	492,214	-
Energy	99,984,654	99,984,654	-	-
Financials	152,277,655	152,277,655	-	-
Health Care	62,402,705	62,402,705	-	-
Industrials	73,037,908	73,037,908	-	-
Information Technology	81,948,176	81,948,176	-	-
Materials	29,354,727	29,354,727	-	-
Telecommunication Services	22,576,015	21,745,561	830,454	-
Utilities	23,041,232	23,041,232	-	-
Money Market Funds	8,556,830	8,556,830	-	-
Total Investments in Securities	$ 668,000,499	$ 666,677,831	$ 1,322,668	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
United Kingdom	3.2%
Bermuda	2.7%
Switzerland	1.2%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $172,562,096 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $174,855,754 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,560,307) - See accompanying schedule: Unaffiliated issuers (cost $625,648,468)	$ 659,443,669
Fidelity Central Funds (cost $8,556,830)	8,556,830
Total Investments (cost $634,205,298)		$ 668,000,499
Receivable for investments sold		4,901,407
Receivable for fund shares sold		307,884
Dividends receivable		583,584
Distributions receivable from Fidelity Central Funds		972
Prepaid expenses		2,750
Other receivables		21,327
Total assets		673,818,423

Liabilities
Payable for investments purchased	$ 5,851,897
Payable for fund shares redeemed	1,223,705
Accrued management fee	394,150
Other affiliated payables	170,928
Other payables and accrued expenses	28,159
Collateral on securities loaned, at value	7,813,008
Total liabilities		15,481,847

Net Assets		$ 658,336,576
Net Assets consist of:
Paid in capital		$ 951,824,672
Distributions in excess of net investment income		(3,942)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(327,279,668)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,795,514
Net Assets		$ 658,336,576

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)
Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($625,464,955 ÷ 50,338,076 shares)	$ 12.43

Class K: Net Asset Value, offering price and redemption price per share ($32,871,621 ÷ 2,645,963 shares)	$ 12.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)
Investment Income
Dividends		$ 5,356,717
Income from Fidelity Central Funds		16,193
Total income		5,372,910

Expenses
Management fee Basic fee	$ 1,952,789
Performance adjustment	376,653
Transfer agent fees	923,271
Accounting and security lending fees	136,999
Custodian fees and expenses	15,174
Independent trustees' compensation	2,089
Registration fees	28,220
Audit	22,977
Legal	2,534
Miscellaneous	6,945
Total expenses before reductions	3,467,651
Expense reductions	(55,136)	3,412,515
Net investment income (loss)		1,960,395
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,207)	50,982,199
Foreign currency transactions	2,461
Total net realized gain (loss)		50,984,660
Change in net unrealized appreciation (depreciation) on: Investment securities	3,993,287
Assets and liabilities in foreign currencies	(98)
Total change in net unrealized appreciation (depreciation)		3,993,189
Net gain (loss)		54,977,849
Net increase (decrease) in net assets resulting from operations		$ 56,938,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,960,395	$ 11,108,306
Net realized gain (loss)	50,984,660	(319,522,868)
Change in net unrealized appreciation (depreciation)	3,993,189	62,336,422
Net increase (decrease) in net assets resulting from operations	56,938,244	(246,078,140)
Distributions to shareholders from net investment income	(7,065,574)	(11,974,610)
Distributions to shareholders from net realized gain	-	(1,351,299)
Total distributions	(7,065,574)	(13,325,909)
Share transactions - net increase (decrease)	(64,546,402)	(82,875,605)
Total increase (decrease) in net assets	(14,673,732)	(342,279,654)

Net Assets
Beginning of period	673,010,308	1,015,289,962
End of period (including distributions in excess of net investment income of $3,942 and undistributed net investment income of $5,101,237, respectively)	$ 658,336,576	$ 673,010,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 15.12	$ 18.94	$ 16.53	$ 15.24	$ 12.64
Income from Investment Operations
Net investment income (loss)D	.03	.17	.19	.13	.09	.04
Net realized and unrealized gain (loss)	.94	(3.51)	(2.79)	2.85	1.77	3.12
Total from investment operations	.97	(3.34)	(2.60)	2.98	1.86	3.16
Distributions from net investment income	(.12)	(.18)	(.12)	(.10)	(.03)	(.02)
Distributions from net realized gain	-	(.02)	(1.10)	(.47)	(.54)	(.54)
Total distributions	(.12)	(.20)	(1.22)	(.57)	(.57)	(.56)
Net asset value, end of period	$ 12.43	$ 11.58	$ 15.12	$ 18.94	$ 16.53	$ 15.24
Total Return B,C	8.41%	(22.14)%	(14.66)%	18.59%	12.54%	26.12%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A	.93%	.94%	.87%	.94%	.96%
Expenses net of fee waivers, if any	1.00% A	.93%	.94%	.87%	.94%	.96%
Expenses net of all reductions	.99% A	.92%	.94%	.87%	.91%	.91%
Net investment income (loss)	.55% A	1.61%	1.08%	.74%	.57%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,465	$ 642,054	$ 1,015,200	$ 1,211,951	$ 730,891	$ 165,878
Portfolio turnover rate F	104% A	165%	149%	146%	202%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.05	.18	.05
Net realized and unrealized gain (loss)	.93	(3.49)	(1.80)
Total from investment operations	.98	(3.31)	(1.75)
Distributions from net investment income	(.15)	(.20)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.15)	(.22)	-
Net asset value, end of period	$ 12.42	$ 11.59	$ 15.12
Total Return B,C	8.47%	(21.94)%	(10.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.79% A	.69%	.79% A
Expenses net of fee waivers, if any	.79% A	.69%	.79% A
Expenses net of all reductions	.77% A	.69%	.79% A
Net investment income (loss)	.77% A	1.84%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,872	$ 30,957	$ 90
Portfolio turnover rate F	104% A	165%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Fidelity Value Discovery and Class K to eligible shareholders of Fidelity Value Discovery. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 69,514,554
Gross unrealized depreciation	(56,764,043)
Net unrealized appreciation (depreciation)	$ 12,750,511

Tax cost	$ 655,249,988

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $351,740,858 and $418,748,344, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Value Discovery, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 913,707.28
Class K	9,564.06
	$ 923,271

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,652 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to

Semiannual Report

6. Committed Line of Credit - continued

$1,373 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $14,402.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $55,136 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Fidelity Value Discovery	$ 6,660,188	$ 11,751,664
Class K	405,386	222,946
Total	$ 7,065,574	$ 11,974,610
From net realized gain
Fidelity Value Discovery	$ -	$ 1,351,180
Class K	-	119
Total	$ -	$ 1,351,299

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
Fidelity Value Discovery
Shares sold	2,330,348	14,998,623	$ 29,162,067	$ 168,702,725
Conversion to Class K	(48,166)	(2,614,594)	(581,847)	(34,210,488)
Reinvestment of distributions	507,589	1,025,702	6,324,837	12,527,623
Shares redeemed	(7,894,624)	(25,116,057)	(99,128,305)	(264,379,930)
Net increase (decrease)	(5,104,853)	(11,706,326)	$ (64,223,248)	$ (117,360,070)
Class K
Shares sold	340,934	932,389	$ 4,287,176	$ 9,034,127
Conversion from Fidelity Value Discovery	48,084	2,614,497	581,847	34,210,488
Reinvestment of distributions	32,528	22,509	405,386	223,065
Shares redeemed	(446,142)	(904,764)	(5,597,563)	(8,983,215)
Net increase (decrease)	(24,596)	2,664,631	$ (323,154)	$ 34,484,465

A Conversion transactions for Class K and Fidelity Value Discovery are for the period August 1, 2009 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis
Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

FVD-USAN-0310
1.789740.106

Fidelity

Value Discovery

Fund-

Class K

Semiannual Report

January 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The turnaround in global capital markets that marked most of 2009 stalled in early 2010, as investors considered the risks to a sustained recovery, including increased political uncertainty, high unemployment, weak consumer spending and potential inflation on the horizon. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010
Fidelity Value Discovery	1.00%
Actual		$ 1,000.00	$ 1,084.10	$ 5.25
Hypothetical A		$ 1,000.00	$ 1,020.16	$ 5.09
Class K	.79%
Actual		$ 1,000.00	$ 1,084.70	$ 4.15
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.1	4.2
Pfizer, Inc.	2.8	2.3
Wells Fargo & Co.	2.5	2.1
Verizon Communications, Inc.	2.0	1.5
Bank of America Corp.	1.9	2.6
Royal Dutch Shell PLC Class B ADR	1.8	0.0
General Electric Co.	1.6	0.0
Morgan Stanley	1.5	1.9
Occidental Petroleum Corp.	1.4	1.4
KB Home	1.3	1.5
	19.9
Top Five Market Sectors as of January 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.1	22.7
Energy	15.2	14.2
Consumer Discretionary	13.9	15.6
Information Technology	12.5	14.2
Industrials	11.1	9.2
Asset Allocation (% of fund's net assets)
As of January 31, 2010*		As of July 31, 2009**
	Stocks 100.0%		Stocks 99.8%
	Convertible Securities 0.2%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets (0.2)%†		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	10.6%	** Foreign investments	8.3%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 1.9%
BorgWarner, Inc.	40,600	$ 1,424,654
Gentex Corp.	89,100	1,708,047
Johnson Controls, Inc.	150,100	4,177,283
Modine Manufacturing Co. (a)	149,200	1,418,892
Tenneco, Inc. (a)	49,100	868,088
The Goodyear Tire & Rubber Co. (a)	191,400	2,553,276
		12,150,240
Diversified Consumer Services - 0.3%
Regis Corp.	139,500	2,222,235
Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	24,900	920,304
Starwood Hotels & Resorts Worldwide, Inc.	45,400	1,512,728
WMS Industries, Inc. (a)	29,700	1,101,276
		3,534,308
Household Durables - 5.6%
Black & Decker Corp.	55,600	3,595,096
D.R. Horton, Inc.	512,170	6,038,484
KB Home (c)	570,809	8,721,962
Lennar Corp. Class A	528,300	8,114,688
Newell Rubbermaid, Inc.	205,300	2,785,921
Pulte Homes, Inc.	714,162	7,512,984
		36,769,135
Media - 2.5%
Cablevision Systems Corp. - NY Group Class A	34,500	884,580
McGraw-Hill Companies, Inc.	69,100	2,449,595
The Walt Disney Co.	204,000	6,028,200
Time Warner Cable, Inc.	64,900	2,828,991
Virgin Media, Inc.	287,190	4,075,226
		16,266,592
Multiline Retail - 0.7%
Target Corp.	88,300	4,527,141
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	43,600	1,720,020
Best Buy Co., Inc.	51,400	1,883,810
Gymboree Corp. (a)	49,800	1,942,698
Staples, Inc.	131,300	3,080,298
		8,626,826
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.1%
Polo Ralph Lauren Corp. Class A	51,700	$ 4,239,400
VF Corp.	45,100	3,248,553
		7,487,953
TOTAL CONSUMER DISCRETIONARY		91,584,430
CONSUMER STAPLES - 3.5%
Beverages - 0.6%
Carlsberg AS Series B	6,600	492,214
Dr Pepper Snapple Group, Inc.	121,700	3,366,222
		3,858,436
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	62,400	2,019,888
Safeway, Inc.	64,300	1,443,535
Wal-Mart Stores, Inc.	58,500	3,125,655
		6,589,078
Food Products - 0.6%
Ralcorp Holdings, Inc. (a)	59,000	3,646,200
Household Products - 1.0%
Energizer Holdings, Inc. (a)	30,600	1,698,300
Procter & Gamble Co.	85,100	5,237,905
		6,936,205
Personal Products - 0.3%
Avon Products, Inc.	73,200	2,206,248
TOTAL CONSUMER STAPLES		23,236,167
ENERGY - 15.2%
Energy Equipment & Services - 4.8%
Baker Hughes, Inc.	126,100	5,709,808
Ensco International Ltd. ADR	79,700	3,110,691
National Oilwell Varco, Inc.	112,100	4,584,890
Pride International, Inc. (a)	111,232	3,292,467
Schlumberger Ltd.	92,340	5,859,896
Smith International, Inc.	152,800	4,632,896
Transocean Ltd. (a)	19,400	1,643,956
Weatherford International Ltd. (a)	185,500	2,908,640
		31,743,244
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. (a)	211,805	$ 8,601,401
Cabot Oil & Gas Corp.	104,500	3,999,215
Chesapeake Energy Corp.	200,400	4,965,912
Frontier Oil Corp.	61,700	768,782
Marathon Oil Corp.	98,700	2,942,247
Noble Energy, Inc.	48,600	3,593,484
Occidental Petroleum Corp.	113,700	8,907,258
Petrohawk Energy Corp. (a)	85,400	1,906,982
Plains Exploration & Production Co. (a)	74,800	2,494,580
Range Resources Corp.	99,300	4,567,800
Royal Dutch Shell PLC:
Class A sponsored ADR	101,600	5,627,624
Class B ADR	225,300	12,026,514
Southwestern Energy Co. (a)	145,600	6,243,328
Suncor Energy, Inc.	50,560	1,596,283
		68,241,410
TOTAL ENERGY		99,984,654
FINANCIALS - 22.9%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	127,600	3,711,884
Morgan Stanley	380,700	10,195,146
		13,907,030
Commercial Banks - 6.0%
City National Corp.	18,400	908,776
Comerica, Inc.	106,000	3,658,060
Huntington Bancshares, Inc.	403,100	1,930,849
National Penn Bancshares, Inc.	119,300	715,800
PNC Financial Services Group, Inc.	129,600	7,183,728
Regions Financial Corp.	142,700	906,145
SVB Financial Group (a)	18,900	820,071
U.S. Bancorp, Delaware	235,400	5,903,832
Wells Fargo & Co.	573,672	16,309,495
Wilmington Trust Corp., Delaware	105,200	1,380,224
		39,716,980
Consumer Finance - 1.0%
American Express Co.	180,600	6,801,396
Diversified Financial Services - 6.2%
Bank of America Corp.	844,705	12,822,622
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	1,769,100	$ 5,873,412
JPMorgan Chase & Co.	531,490	20,696,222
Moody's Corp.	61,800	1,705,062
		41,097,318
Insurance - 4.2%
Arch Capital Group Ltd. (a)	25,700	1,838,578
Assured Guaranty Ltd.	39,700	899,602
Axis Capital Holdings Ltd.	191,200	5,506,560
Everest Re Group Ltd.	89,800	7,699,452
Lincoln National Corp.	242,384	5,957,799
Platinum Underwriters Holdings Ltd.	48,300	1,751,358
The Travelers Companies, Inc.	78,500	3,977,595
		27,630,944
Real Estate Investment Trusts - 1.5%
CBL & Associates Properties, Inc. (c)	514,603	5,146,030
The Macerich Co. (c)	82,028	2,530,564
U-Store-It Trust	267,200	1,849,024
		9,525,618
Real Estate Management & Development - 1.9%
CB Richard Ellis Group, Inc. Class A (a)	481,700	5,924,910
Forestar Group, Inc. (a)	217,300	4,035,261
Jones Lang LaSalle, Inc.	40,800	2,326,008
		12,286,179
TOTAL FINANCIALS		150,965,465
HEALTH CARE - 9.5%
Biotechnology - 1.2%
Amgen, Inc. (a)	59,300	3,467,864
Biogen Idec, Inc. (a)	23,300	1,252,142
BioMarin Pharmaceutical, Inc. (a)	29,800	579,014
Genzyme Corp. (a)	13,200	716,232
OREXIGEN Therapeutics, Inc. (a)	97,700	621,372
United Therapeutics Corp. (a)	22,800	1,358,196
		7,994,820
Health Care Equipment & Supplies - 1.2%
Abiomed, Inc. (a)	68,494	542,472
AGA Medical Holdings, Inc.	48,400	693,572
Covidien PLC	92,275	4,665,424
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ev3, Inc. (a)	58,400	$ 851,472
Micrus Endovascular Corp. (a)	48,100	807,118
		7,560,058
Health Care Providers & Services - 1.8%
Aetna, Inc.	56,400	1,690,308
CIGNA Corp.	97,600	3,295,952
Emeritus Corp. (a)	65,050	1,183,910
Health Management Associates, Inc. Class A (a)	292,300	1,940,872
Medco Health Solutions, Inc. (a)	57,381	3,527,784
		11,638,826
Life Sciences Tools & Services - 0.1%
Covance, Inc. (a)	13,100	761,241
Pharmaceuticals - 5.2%
Ardea Biosciences, Inc. (a)	42,100	616,344
Cadence Pharmaceuticals, Inc. (a)	74,400	741,024
Merck & Co., Inc.	222,200	8,483,596
Optimer Pharmaceuticals, Inc. (a)	45,800	564,256
Pfizer, Inc.	982,200	18,327,852
Teva Pharmaceutical Industries Ltd. sponsored ADR	67,800	3,845,616
ViroPharma, Inc. (a)	108,000	1,067,040
XenoPort, Inc. (a)	43,400	802,032
		34,447,760
TOTAL HEALTH CARE		62,402,705
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.2%
Precision Castparts Corp.	16,300	1,715,575
United Technologies Corp.	93,700	6,322,876
		8,038,451
Airlines - 0.3%
Southwest Airlines Co.	187,494	2,124,307
Building Products - 1.6%
Masco Corp.	301,700	4,091,052
Owens Corning (a)	256,296	6,594,496
		10,685,548
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	93,386	2,501,811
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.9%
Acuity Brands, Inc.	19,600	$ 701,288
Regal-Beloit Corp.	110,596	5,242,250
		5,943,538
Industrial Conglomerates - 1.6%
General Electric Co.	672,900	10,820,232
Machinery - 2.2%
Cummins, Inc.	140,700	6,354,012
Danaher Corp.	51,400	3,667,390
The Stanley Works	55,100	2,823,875
Timken Co.	57,000	1,277,370
		14,122,647
Professional Services - 0.5%
Equifax, Inc.	29,500	944,000
Manpower, Inc.	38,200	1,978,378
		2,922,378
Road & Rail - 2.4%
Arkansas Best Corp.	104,200	2,348,668
Avis Budget Group, Inc. (a)	179,800	1,945,436
CSX Corp.	112,200	4,808,892
Union Pacific Corp.	112,000	6,776,000
		15,878,996
TOTAL INDUSTRIALS		73,037,908
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 1.9%
Adtran, Inc.	134,900	2,859,880
Cisco Systems, Inc. (a)	150,278	3,376,747
Juniper Networks, Inc. (a)	129,900	3,225,417
QUALCOMM, Inc.	70,800	2,774,652
		12,236,696
Computers & Peripherals - 1.6%
Dell, Inc. (a)	231,100	2,981,190
Hewlett-Packard Co.	126,300	5,944,941
Western Digital Corp. (a)	39,900	1,515,801
		10,441,932
Electronic Equipment & Components - 3.1%
Amphenol Corp. Class A	56,714	2,259,486
Arrow Electronics, Inc. (a)	139,100	3,654,157
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	147,600	$ 3,902,544
Flextronics International Ltd. (a)	232,500	1,474,050
Ingram Micro, Inc. Class A (a)	179,300	3,030,170
Itron, Inc. (a)	33,632	2,069,713
Tyco Electronics Ltd.	162,000	4,030,560
		20,420,680
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	58,300	1,335,653
IT Services - 0.6%
Fidelity National Information Services, Inc.	91,300	2,151,028
MasterCard, Inc. Class A	6,700	1,674,330
		3,825,358
Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	322,900	3,932,922
Avago Technologies Ltd.	38,300	665,654
Intel Corp.	297,428	5,770,103
Lam Research Corp. (a)	89,900	2,967,599
Micron Technology, Inc. (a)	504,200	4,396,624
ON Semiconductor Corp. (a)	1,013,851	7,309,866
Samsung Electronics Co. Ltd.	2,294	1,551,899
Standard Microsystems Corp. (a)	57,478	1,146,686
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	366
Teradyne, Inc. (a)	226,000	2,110,840
		29,852,559
Software - 0.6%
Microsoft Corp.	136,100	3,835,298
TOTAL INFORMATION TECHNOLOGY		81,948,176
MATERIALS - 4.5%
Chemicals - 3.0%
Albemarle Corp.	119,300	4,261,396
Celanese Corp. Class A	182,340	5,306,094
Dow Chemical Co.	193,300	5,236,497
Solutia, Inc. (a)	160,100	2,201,375
Terra Industries, Inc.	73,989	2,338,052
		19,343,414
Metals & Mining - 0.4%
Goldcorp, Inc.	25,100	850,672
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	35,628	$ 993,323
Newmont Mining Corp.	18,800	805,768
		2,649,763
Paper & Forest Products - 1.1%
Weyerhaeuser Co.	184,500	7,361,550
TOTAL MATERIALS		29,354,727
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 2.5%
China Unicom (Hong Kong) Ltd. sponsored ADR	70,400	788,480
Iliad Group SA	7,493	830,454
Qwest Communications International, Inc.	417,200	1,756,412
Verizon Communications, Inc.	444,500	13,077,190
		16,452,536
Wireless Telecommunication Services - 0.9%
Leap Wireless International, Inc. (a)(c)	122,500	1,615,775
Sprint Nextel Corp. (a)	1,374,300	4,507,704
		6,123,479
TOTAL TELECOMMUNICATION SERVICES		22,576,015
UTILITIES - 3.5%
Electric Utilities - 2.3%
American Electric Power Co., Inc.	101,300	3,510,045
Entergy Corp.	61,900	4,723,589
FirstEnergy Corp.	153,500	6,695,670
		14,929,304
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	138,600	4,474,008
Multi-Utilities - 0.5%
Alliant Energy Corp.	116,600	3,637,920
TOTAL UTILITIES		23,041,232
TOTAL COMMON STOCKS (Cost $624,344,968)		658,131,479
Convertible Preferred Stocks - 0.2%
	Shares	Value
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Bank of America Corp. (Cost $1,303,500)	86,900	$ 1,312,190
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.17% (d)	743,822	743,822
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(d)	7,813,008	7,813,008
TOTAL MONEY MARKET FUNDS (Cost $8,556,830)		8,556,830
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $634,205,298)		668,000,499
NET OTHER ASSETS - (1.5)%		(9,663,923)
NET ASSETS - 100%		$ 658,336,576
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,791
Fidelity Securities Lending Cash Central Fund	14,402
Total	$ 16,193
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 91,584,430	$ 91,584,430	$ -	$ -
Consumer Staples	23,236,167	22,743,953	492,214	-
Energy	99,984,654	99,984,654	-	-
Financials	152,277,655	152,277,655	-	-
Health Care	62,402,705	62,402,705	-	-
Industrials	73,037,908	73,037,908	-	-
Information Technology	81,948,176	81,948,176	-	-
Materials	29,354,727	29,354,727	-	-
Telecommunication Services	22,576,015	21,745,561	830,454	-
Utilities	23,041,232	23,041,232	-	-
Money Market Funds	8,556,830	8,556,830	-	-
Total Investments in Securities	$ 668,000,499	$ 666,677,831	$ 1,322,668	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
United Kingdom	3.2%
Bermuda	2.7%
Switzerland	1.2%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
At July 31, 2009, the fund had a capital loss carryforward of approximately $172,562,096 all of which will expire on July 31, 2017.
The fund intends to elect to defer to its fiscal year ending July 31, 2010 approximately $174,855,754 of losses recognized during the period November 1, 2008 to July 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2010 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,560,307) - See accompanying schedule: Unaffiliated issuers (cost $625,648,468)	$ 659,443,669
Fidelity Central Funds (cost $8,556,830)	8,556,830
Total Investments (cost $634,205,298)		$ 668,000,499
Receivable for investments sold		4,901,407
Receivable for fund shares sold		307,884
Dividends receivable		583,584
Distributions receivable from Fidelity Central Funds		972
Prepaid expenses		2,750
Other receivables		21,327
Total assets		673,818,423

Liabilities
Payable for investments purchased	$ 5,851,897
Payable for fund shares redeemed	1,223,705
Accrued management fee	394,150
Other affiliated payables	170,928
Other payables and accrued expenses	28,159
Collateral on securities loaned, at value	7,813,008
Total liabilities		15,481,847

Net Assets		$ 658,336,576
Net Assets consist of:
Paid in capital		$ 951,824,672
Distributions in excess of net investment income		(3,942)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(327,279,668)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,795,514
Net Assets		$ 658,336,576

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2010 (Unaudited)
Fidelity Value Discovery: Net Asset Value, offering price and redemption price per share ($625,464,955 ÷ 50,338,076 shares)	$ 12.43

Class K: Net Asset Value, offering price and redemption price per share ($32,871,621 ÷ 2,645,963 shares)	$ 12.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2010 (Unaudited)
Investment Income
Dividends		$ 5,356,717
Income from Fidelity Central Funds		16,193
Total income		5,372,910

Expenses
Management fee Basic fee	$ 1,952,789
Performance adjustment	376,653
Transfer agent fees	923,271
Accounting and security lending fees	136,999
Custodian fees and expenses	15,174
Independent trustees' compensation	2,089
Registration fees	28,220
Audit	22,977
Legal	2,534
Miscellaneous	6,945
Total expenses before reductions	3,467,651
Expense reductions	(55,136)	3,412,515
Net investment income (loss)		1,960,395
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,207)	50,982,199
Foreign currency transactions	2,461
Total net realized gain (loss)		50,984,660
Change in net unrealized appreciation (depreciation) on: Investment securities	3,993,287
Assets and liabilities in foreign currencies	(98)
Total change in net unrealized appreciation (depreciation)		3,993,189
Net gain (loss)		54,977,849
Net increase (decrease) in net assets resulting from operations		$ 56,938,244

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2010 (Unaudited)	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,960,395	$ 11,108,306
Net realized gain (loss)	50,984,660	(319,522,868)
Change in net unrealized appreciation (depreciation)	3,993,189	62,336,422
Net increase (decrease) in net assets resulting from operations	56,938,244	(246,078,140)
Distributions to shareholders from net investment income	(7,065,574)	(11,974,610)
Distributions to shareholders from net realized gain	-	(1,351,299)
Total distributions	(7,065,574)	(13,325,909)
Share transactions - net increase (decrease)	(64,546,402)	(82,875,605)
Total increase (decrease) in net assets	(14,673,732)	(342,279,654)

Net Assets
Beginning of period	673,010,308	1,015,289,962
End of period (including distributions in excess of net investment income of $3,942 and undistributed net investment income of $5,101,237, respectively)	$ 658,336,576	$ 673,010,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Discovery

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 15.12	$ 18.94	$ 16.53	$ 15.24	$ 12.64
Income from Investment Operations
Net investment income (loss)D	.03	.17	.19	.13	.09	.04
Net realized and unrealized gain (loss)	.94	(3.51)	(2.79)	2.85	1.77	3.12
Total from investment operations	.97	(3.34)	(2.60)	2.98	1.86	3.16
Distributions from net investment income	(.12)	(.18)	(.12)	(.10)	(.03)	(.02)
Distributions from net realized gain	-	(.02)	(1.10)	(.47)	(.54)	(.54)
Total distributions	(.12)	(.20)	(1.22)	(.57)	(.57)	(.56)
Net asset value, end of period	$ 12.43	$ 11.58	$ 15.12	$ 18.94	$ 16.53	$ 15.24
Total Return B,C	8.41%	(22.14)%	(14.66)%	18.59%	12.54%	26.12%
Ratios to Average Net Assets E,G
Expenses before reductions	1.00% A	.93%	.94%	.87%	.94%	.96%
Expenses net of fee waivers, if any	1.00% A	.93%	.94%	.87%	.94%	.96%
Expenses net of all reductions	.99% A	.92%	.94%	.87%	.91%	.91%
Net investment income (loss)	.55% A	1.61%	1.08%	.74%	.57%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 625,465	$ 642,054	$ 1,015,200	$ 1,211,951	$ 730,891	$ 165,878
Portfolio turnover rate F	104% A	165%	149%	146%	202%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended January 31, 2010

Years ended July 31,

(Unaudited)

2009

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 15.12	$ 16.87
Income from Investment Operations
Net investment income (loss) D	.05	.18	.05
Net realized and unrealized gain (loss)	.93	(3.49)	(1.80)
Total from investment operations	.98	(3.31)	(1.75)
Distributions from net investment income	(.15)	(.20)	-
Distributions from net realized gain	-	(.02)	-
Total distributions	(.15)	(.22)	-
Net asset value, end of period	$ 12.42	$ 11.59	$ 15.12
Total Return B,C	8.47%	(21.94)%	(10.37)%
Ratios to Average Net Assets E,H
Expenses before reductions	.79% A	.69%	.79% A
Expenses net of fee waivers, if any	.79% A	.69%	.79% A
Expenses net of all reductions	.77% A	.69%	.79% A
Net investment income (loss)	.77% A	1.84%	1.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,872	$ 30,957	$ 90
Portfolio turnover rate F	104% A	165%	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2010 (Unaudited)

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Fidelity Value Discovery and Class K to eligible shareholders of Fidelity Value Discovery. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 69,514,554
Gross unrealized depreciation	(56,764,043)
Net unrealized appreciation (depreciation)	$ 12,750,511

Tax cost	$ 655,249,988

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $351,740,858 and $418,748,344, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity Value Discovery, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Value Discovery. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Value Discovery	$ 913,707.28
Class K	9,564.06
	$ 923,271

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14,652 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to

Semiannual Report

6. Committed Line of Credit - continued

$1,373 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $14,402.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $55,136 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2010	Year ended July 31, 2009
From net investment income
Fidelity Value Discovery	$ 6,660,188	$ 11,751,664
Class K	405,386	222,946
Total	$ 7,065,574	$ 11,974,610
From net realized gain
Fidelity Value Discovery	$ -	$ 1,351,180
Class K	-	119
Total	$ -	$ 1,351,299

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2010 A	Year ended July 31, 2009	Six months ended January 31, 2010 A	Year ended July 31, 2009
Fidelity Value Discovery
Shares sold	2,330,348	14,998,623	$ 29,162,067	$ 168,702,725
Conversion to Class K	(48,166)	(2,614,594)	(581,847)	(34,210,488)
Reinvestment of distributions	507,589	1,025,702	6,324,837	12,527,623
Shares redeemed	(7,894,624)	(25,116,057)	(99,128,305)	(264,379,930)
Net increase (decrease)	(5,104,853)	(11,706,326)	$ (64,223,248)	$ (117,360,070)
Class K
Shares sold	340,934	932,389	$ 4,287,176	$ 9,034,127
Conversion from Fidelity Value Discovery	48,084	2,614,497	581,847	34,210,488
Reinvestment of distributions	32,528	22,509	405,386	223,065
Shares redeemed	(446,142)	(904,764)	(5,597,563)	(8,983,215)
Net increase (decrease)	(24,596)	2,664,631	$ (323,154)	$ 34,484,465

A Conversion transactions for Class K and Fidelity Value Discovery are for the period August 1, 2009 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis
Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

FVD-K-USAN-0310
1.863361.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 26, 2010